UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02178
MFS SERIES TRUST XII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Lifetime® 2025 Fund

Class A-LTTAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since May 1, 2025.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.00%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.00%	3.68%	6.12%
A with initial sales charge (5.75%)	3.67%	2.46%	5.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25A-ANN

MFS® Lifetime® 2025 Fund

Class B-LTTBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since May 1, 2025.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 9.25%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.25%	2.90%	5.32%
B with CDSC (declining over six years from 4% to 0%)×	5.25%	2.58%	5.32%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25B-ANN

MFS® Lifetime® 2025 Fund

Class C-LTTCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since May 1, 2025.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 9.24%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.24%	2.90%	5.32%
C with CDSC (1% for 12 months)×	8.24%	2.90%	5.32%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25C-ANN

MFS® Lifetime® 2025 Fund

Class I-LTTIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since May 1, 2025.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.33%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.33%	3.92%	6.37%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25I-ANN

MFS® Lifetime® 2025 Fund

Class R1-LTTRX

Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since May 1, 2025.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.86%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.86%	2.65%	5.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R1-ANN

MFS® Lifetime® 2025 Fund

Class R2-LTTSX

Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since May 1, 2025.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 9.79%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.79%	3.42%	5.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R2-ANN

MFS® Lifetime® 2025 Fund
Class R3-LTTTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since May 1, 2025.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.06%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.06%	3.67%	6.11%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R3-ANN

MFS® Lifetime® 2025 Fund
Class R4-LTTUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since May 1, 2025.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.25%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.25%	3.92%	6.37%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.21%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R4-ANN

MFS® Lifetime® 2025 Fund
Class R6-LTTKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since May 1, 2025.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 10.45%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 11.31%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	10.45%	4.07%	6.28%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2025 Fund Blended Index ∆	11.31%	3.98%	6.04%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	286,512,731	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Growth Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 22, 2026, the fund was reorganized into and with the MFS Lifetime Income Fund.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R6-ANN

MFS® Lifetime® 2030 Fund
Class A-MLTAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.60%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.60%	4.75%	7.73%
A with initial sales charge (5.75%)	6.12%	3.52%	7.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	61.10%
Standard & Poor's 500 Stock Index	27.20%
MSCI EAFE Index (net div)	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3A-ANN

MFS® Lifetime® 2030 Fund
Class B-MLTBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$105	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 11.75%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.75%	3.96%	6.92%
B with CDSC (declining over six years from 4% to 0%)×	7.75%	3.65%	6.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	61.10%
Standard & Poor's 500 Stock Index	27.20%
MSCI EAFE Index (net div)	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3B-ANN

MFS® Lifetime® 2030 Fund
Class C-MLTCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$105	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 11.79%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.79%	3.96%	6.92%
C with CDSC (1% for 12 months)×	10.79%	3.96%	6.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	61.10%
Standard & Poor's 500 Stock Index	27.20%
MSCI EAFE Index (net div)	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3C-ANN

MFS® Lifetime® 2030 Fund
Class I-MLTIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.85%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.85%	5.00%	7.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	61.10%
Standard & Poor's 500 Stock Index	27.20%
MSCI EAFE Index (net div)	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3I-ANN

MFS® Lifetime® 2030 Fund

Class R1-MLTEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$105	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 11.78%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.78%	3.96%	6.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	61.10%
Standard & Poor's 500 Stock Index	27.20%
MSCI EAFE Index (net div)	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R1-ANN

MFS® Lifetime® 2030 Fund
Class R2-MLTGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.27%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.27%	4.48%	7.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	61.10%
Standard & Poor's 500 Stock Index	27.20%
MSCI EAFE Index (net div)	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R2-ANN

MFS® Lifetime® 2030 Fund
Class R3-MLTHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.61%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.61%	4.74%	7.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	61.10%
Standard & Poor's 500 Stock Index	27.20%
MSCI EAFE Index (net div)	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R3-ANN

MFS® Lifetime® 2030 Fund

Class R4-MLTJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.87%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.87%	5.01%	8.00%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	8.04%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	61.10%
Standard & Poor's 500 Stock Index	27.20%
MSCI EAFE Index (net div)	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R4-ANN

MFS® Lifetime® 2030 Fund

Class R6-MLTKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 12.97%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 14.05%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	12.97%	5.14%	7.86%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2030 Fund Blended Index ∆	14.05%	5.59%	7.89%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	61.10%
Standard & Poor's 500 Stock Index	27.20%
MSCI EAFE Index (net div)	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	688,049,630	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.8%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Growth Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Emerging Markets Debt Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS Institutional Money Market Portfolio	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R6-ANN

MFS® Lifetime® 2035 Fund

Class A-LFEAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$27	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.02%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	17.02%	6.38%	9.30%
A with initial sales charge (5.75%)	10.29%	5.13%	8.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	42.00%
Standard & Poor's 500 Stock Index	39.70%
MSCI EAFE Index (net div)	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%
Bloomberg Commodity Index	2.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35A-ANN

MFS® Lifetime® 2035 Fund

Class B-LFEBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$108	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 16.19%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	16.19%	5.59%	8.49%
B with CDSC (declining over six years from 4% to 0%)×	12.19%	5.26%	8.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	42.00%
Standard & Poor's 500 Stock Index	39.70%
MSCI EAFE Index (net div)	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%
Bloomberg Commodity Index	2.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35B-ANN

MFS® Lifetime® 2035 Fund

Class C-LFECX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$108	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 16.11%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	16.11%	5.58%	8.48%
C with CDSC (1% for 12 months)×	15.11%	5.58%	8.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	42.00%
Standard & Poor's 500 Stock Index	39.70%
MSCI EAFE Index (net div)	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%
Bloomberg Commodity Index	2.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35C-ANN

MFS® Lifetime® 2035 Fund
Class I-LFEDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.35%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.35%	6.65%	9.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	42.00%
Standard & Poor's 500 Stock Index	39.70%
MSCI EAFE Index (net div)	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%
Bloomberg Commodity Index	2.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35I-ANN

MFS® Lifetime® 2035 Fund
Class R1-LFERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$108	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 16.03%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	16.03%	5.56%	8.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	42.00%
Standard & Poor's 500 Stock Index	39.70%
MSCI EAFE Index (net div)	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%
Bloomberg Commodity Index	2.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R1-ANN

MFS® Lifetime® 2035 Fund

Class R2-LFESX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$54	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 16.72%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	16.72%	6.12%	9.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	42.00%
Standard & Poor's 500 Stock Index	39.70%
MSCI EAFE Index (net div)	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%
Bloomberg Commodity Index	2.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R2-ANN

MFS® Lifetime® 2035 Fund

Class R3-LFETX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$27	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.01%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	17.01%	6.38%	9.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	42.00%
Standard & Poor's 500 Stock Index	39.70%
MSCI EAFE Index (net div)	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%
Bloomberg Commodity Index	2.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R3-ANN

MFS® Lifetime® 2035 Fund

Class R4-LFEUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.30%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.30%	6.65%	9.58%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.90%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	42.00%
Standard & Poor's 500 Stock Index	39.70%
MSCI EAFE Index (net div)	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%
Bloomberg Commodity Index	2.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R4-ANN

MFS® Lifetime® 2035 Fund

Class R6-LFEKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 17.45%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 19.08%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	17.45%	6.80%	9.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2035 Fund Blended Index ∆	19.08%	7.83%	9.79%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	42.00%
Standard & Poor's 500 Stock Index	39.70%
MSCI EAFE Index (net div)	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%
Bloomberg Commodity Index	2.90%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	639,913,190	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	11
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Total Return Bond Fund	9.4%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	6.1%
MFS Global Opportunistic Bond Fund	5.1%
MFS Blended Research Value Equity Fund	4.0%
MFS High Income Fund	3.9%
MFS Value Fund	3.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Equity Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.5%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Fund	1.0%
MFS International New Discovery Fund	0.9%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R6-ANN

MFS® Lifetime® 2040 Fund

Class A-MLFAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.40%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	21.40%	7.66%	10.25%
A with initial sales charge (5.75%)	14.42%	6.39%	9.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	50.90%
Bloomberg U.S. Aggregate Bond Index	22.00%
MSCI EAFE Index (net div)	19.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%
Bloomberg Commodity Index	3.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4A-ANN

MFS® Lifetime® 2040 Fund

Class B-MLFBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$109	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 20.56%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	20.56%	6.86%	9.43%
B with CDSC (declining over six years from 4% to 0%)×	16.56%	6.55%	9.43%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	50.90%
Bloomberg U.S. Aggregate Bond Index	22.00%
MSCI EAFE Index (net div)	19.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%
Bloomberg Commodity Index	3.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4B-ANN

MFS® Lifetime® 2040 Fund

Class C-MLFCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$109	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 20.56%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	20.56%	6.85%	9.43%
C with CDSC (1% for 12 months)×	19.56%	6.85%	9.43%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	50.90%
Bloomberg U.S. Aggregate Bond Index	22.00%
MSCI EAFE Index (net div)	19.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%
Bloomberg Commodity Index	3.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4C-ANN

MFS® Lifetime® 2040 Fund

Class I-MLFIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.76%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	21.76%	7.93%	10.50%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	50.90%
Bloomberg U.S. Aggregate Bond Index	22.00%
MSCI EAFE Index (net div)	19.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%
Bloomberg Commodity Index	3.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4I-ANN

MFS® Lifetime® 2040 Fund

Class R1-MLFEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$110	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 20.55%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	20.55%	6.86%	9.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	50.90%
Bloomberg U.S. Aggregate Bond Index	22.00%
MSCI EAFE Index (net div)	19.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%
Bloomberg Commodity Index	3.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R1-ANN

MFS® Lifetime® 2040 Fund

Class R2-MLFGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$55	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.16%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	21.16%	7.40%	9.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	50.90%
Bloomberg U.S. Aggregate Bond Index	22.00%
MSCI EAFE Index (net div)	19.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%
Bloomberg Commodity Index	3.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R2-ANN

MFS® Lifetime® 2040 Fund

Class R3-MLFHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.50%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	21.50%	7.66%	10.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	50.90%
Bloomberg U.S. Aggregate Bond Index	22.00%
MSCI EAFE Index (net div)	19.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%
Bloomberg Commodity Index	3.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R3-ANN

MFS® Lifetime® 2040 Fund

Class R4-MLFJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.74%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	21.74%	7.93%	10.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.09%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	50.90%
Bloomberg U.S. Aggregate Bond Index	22.00%
MSCI EAFE Index (net div)	19.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%
Bloomberg Commodity Index	3.90%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R4-ANN
f

MFS® Lifetime® 2040 Fund

Class R6-MLFKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 21.91%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 24.12%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, led by allocations to emerging markets debt and high yield credit.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	21.91%	8.08%	10.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2040 Fund Blended Index ∆	24.12%	9.59%	11.01%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	50.90%
Bloomberg U.S. Aggregate Bond Index	22.00%
MSCI EAFE Index (net div)	19.30%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%
Bloomberg Commodity Index	3.90%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	833,670,262	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.5%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Growth Fund	4.7%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Mid Cap Value Fund	4.4%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.4%
MFS Global Opportunistic Bond Fund	3.1%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Equity Fund	2.4%
MFS International Growth Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Government Securities Fund	0.9%
MFS Institutional Money Market Portfolio	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R6-ANN

MFS® Lifetime® 2045 Fund

Class A-LTMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 23.03%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.03%	8.09%	10.63%
A with initial sales charge (5.75%)	15.96%	6.82%	9.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	54.25%
MSCI EAFE Index (net div)	23.60%
Bloomberg U.S. Aggregate Bond Index	13.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%
Bloomberg Commodity Index	4.45%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45A-ANN

MFS® Lifetime® 2045 Fund

Class B-LTMBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$111	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.12%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.12%	7.29%	9.80%
B with CDSC (declining over six years from 4% to 0%)×	18.12%	6.99%	9.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	54.25%
MSCI EAFE Index (net div)	23.60%
Bloomberg U.S. Aggregate Bond Index	13.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%
Bloomberg Commodity Index	4.45%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45B-ANN

MFS® Lifetime® 2045 Fund

Class C-LTMDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$111	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.07%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.07%	7.28%	9.79%
C with CDSC (1% for 12 months)×	21.07%	7.28%	9.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	54.25%
MSCI EAFE Index (net div)	23.60%
Bloomberg U.S. Aggregate Bond Index	13.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%
Bloomberg Commodity Index	4.45%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45C-ANN

MFS® Lifetime® 2045 Fund

Class I-LTMKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 23.31%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.31%	8.37%	10.91%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	54.25%
MSCI EAFE Index (net div)	23.60%
Bloomberg U.S. Aggregate Bond Index	13.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%
Bloomberg Commodity Index	4.45%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45I-ANN

MFS® Lifetime® 2045 Fund

Class R1-LTMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$111	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.22%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.22%	7.31%	9.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	54.25%
MSCI EAFE Index (net div)	23.60%
Bloomberg U.S. Aggregate Bond Index	13.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%
Bloomberg Commodity Index	4.45%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R1-ANN

MFS® Lifetime® 2045 Fund

Class R2-LTMSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.69%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	22.69%	7.82%	10.34%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	54.25%
MSCI EAFE Index (net div)	23.60%
Bloomberg U.S. Aggregate Bond Index	13.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%
Bloomberg Commodity Index	4.45%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R2-ANN

MFS® Lifetime® 2045 Fund

Class R3-LTMTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 22.97%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	22.97%	8.09%	10.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	54.25%
MSCI EAFE Index (net div)	23.60%
Bloomberg U.S. Aggregate Bond Index	13.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%
Bloomberg Commodity Index	4.45%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R3-ANN

MFS® Lifetime® 2045 Fund

Class R4-LTMUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 23.32%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	23.32%	8.37%	10.90%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.66%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	54.25%
MSCI EAFE Index (net div)	23.60%
Bloomberg U.S. Aggregate Bond Index	13.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%
Bloomberg Commodity Index	4.45%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R4-ANN

MFS® Lifetime® 2045 Fund

Class R6-LTMLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 23.47%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 26.11%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
    The fund's fixed income segment also aided relative performance, led by allocations to emerging markets debt and high yield credit.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	23.47%	8.53%	10.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2045 Fund Blended Index ∆	26.11%	10.36%	11.60%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	54.25%
MSCI EAFE Index (net div)	23.60%
Bloomberg U.S. Aggregate Bond Index	13.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%
Bloomberg Commodity Index	4.45%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	562,120,845	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	8
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Growth Fund	5.0%
MFS Blended Research Growth Equity Fund	5.0%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Research Fund	4.7%
MFS Global Real Estate Fund	4.5%
MFS Commodity Strategy Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Equity Fund	3.0%
MFS International Growth Fund	3.0%
MFS International New Discovery Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.1%
MFS Emerging Markets Debt Fund	1.6%
MFS Global Opportunistic Bond Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Institutional Money Market Portfolio	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R6-ANN

MFS® Lifetime® 2050 Fund

Class A-MFFSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.39%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	24.39%	8.41%	10.79%
A with initial sales charge (5.75%)	17.24%	7.13%	10.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	56.75%
MSCI EAFE Index (net div)	27.60%
Bloomberg U.S. Aggregate Bond Index	5.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%
Bloomberg Commodity Index	4.95%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5A-ANN

MFS® Lifetime® 2050 Fund
Class B-MFFRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 23.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	23.44%	7.59%	9.96%
B with CDSC (declining over six years from 4% to 0%)×	19.44%	7.29%	9.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	56.75%
MSCI EAFE Index (net div)	27.60%
Bloomberg U.S. Aggregate Bond Index	5.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%
Bloomberg Commodity Index	4.95%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5B-ANN

MFS® Lifetime® 2050 Fund
Class C-MFFDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 23.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	23.44%	7.59%	9.96%
C with CDSC (1% for 12 months)×	22.44%	7.59%	9.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	56.75%
MSCI EAFE Index (net div)	27.60%
Bloomberg U.S. Aggregate Bond Index	5.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%
Bloomberg Commodity Index	4.95%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5C-ANN

MFS® Lifetime® 2050 Fund

Class I-MFFIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.65%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	24.65%	8.68%	11.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	56.75%
MSCI EAFE Index (net div)	27.60%
Bloomberg U.S. Aggregate Bond Index	5.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%
Bloomberg Commodity Index	4.95%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5I-ANN

MFS® Lifetime® 2050 Fund

Class R1-MFFMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 23.46%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	23.46%	7.60%	9.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	56.75%
MSCI EAFE Index (net div)	27.60%
Bloomberg U.S. Aggregate Bond Index	5.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%
Bloomberg Commodity Index	4.95%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R1-ANN

MFS® Lifetime® 2050 Fund

Class R2-MFFNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.05%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	24.05%	8.13%	10.51%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	56.75%
MSCI EAFE Index (net div)	27.60%
Bloomberg U.S. Aggregate Bond Index	5.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%
Bloomberg Commodity Index	4.95%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R2-ANN

MFS® Lifetime® 2050 Fund
Class R3-MFFOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.34%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	24.34%	8.40%	10.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	56.75%
MSCI EAFE Index (net div)	27.60%
Bloomberg U.S. Aggregate Bond Index	5.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%
Bloomberg Commodity Index	4.95%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R3-ANN

MFS® Lifetime® 2050 Fund

Class R4-MFFPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.68%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	24.68%	8.66%	11.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.95%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	56.75%
MSCI EAFE Index (net div)	27.60%
Bloomberg U.S. Aggregate Bond Index	5.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%
Bloomberg Commodity Index	4.95%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R4-ANN

MFS® Lifetime® 2050 Fund

Class R6-MFFKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 24.83%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 27.95%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	24.83%	8.84%	11.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2050 Fund Blended Index ∆	27.95%	10.92%	11.90%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	56.75%
MSCI EAFE Index (net div)	27.60%
Bloomberg U.S. Aggregate Bond Index	5.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%
Bloomberg Commodity Index	4.95%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	619,835,238	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Growth Fund	5.3%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS High Income Fund	0.2%
MFS Emerging Markets Debt Fund	0.2%
MFS Global Opportunistic Bond Fund	0.1%
MFS Emerging Markets Debt Local Currency Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R6-ANN

MFS® Lifetime® 2055 Fund

Class A-LFIAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	24.44%	8.42%	10.78%
A with initial sales charge (5.75%)	17.29%	7.15%	10.13%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55A-ANN

MFS® Lifetime® 2055 Fund

Class B-LFIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$106	0.95%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
For the period from April 1, 2026 through April 30, 2026, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $112 and 1.00%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 23.59%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	23.59%	7.62%	9.97%
B with CDSC (declining over six years from 4% to 0%)×	19.59%	7.32%	9.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55B-ANN

MFS® Lifetime® 2055 Fund

Class C-LFICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 23.50%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	23.50%	7.60%	9.96%
C with CDSC (1% for 12 months)×	22.50%	7.60%	9.96%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55C-ANN

MFS® Lifetime® 2055 Fund

Class I-LFIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.75%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	24.75%	8.68%	11.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55I-ANN

MFS® Lifetime® 2055 Fund

Class R1-LFIRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 23.66%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	23.66%	7.63%	9.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R1-ANN

MFS® Lifetime® 2055 Fund

Class R2-LFISX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.13%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	24.13%	8.15%	10.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R2-ANN

MFS® Lifetime® 2055 Fund

Class R3-LFITX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	24.44%	8.42%	10.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R3-ANN

MFS® Lifetime® 2055 Fund

Class R4-LFIUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.73%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	24.73%	8.69%	11.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.26%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.96%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R4-ANN

MFS® Lifetime® 2055 Fund

Class R6-LFIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 24.94%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	24.94%	8.84%	11.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.13%
MFS Lifetime 2055 Fund Blended Index ∆	28.01%	10.93%	11.90%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	451,499,822	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R6-ANN

MFS® Lifetime® 2060 Fund

Class A-MFJAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.43%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	24.43%	8.35%	10.94%
A with initial sales charge (5.75%)	17.28%	7.08%	10.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6A-ANN

MFS® Lifetime® 2060 Fund

Class B-MFJBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
For the period from May 1, 2025 through April 30, 2026, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $112 and 1.00%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.39%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	24.39%	7.87%	10.29%
B with CDSC (declining over six years from 4% to 0%)×	20.39%	7.58%	10.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6B-ANN

MFS® Lifetime® 2060 Fund

Class C-MFJCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$111	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 23.48%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	23.48%	7.55%	10.12%
C with CDSC (1% for 12 months)×	22.48%	7.55%	10.12%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6C-ANN

MFS® Lifetime® 2060 Fund

Class I-MFJIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.67%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	24.67%	8.63%	11.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6I-ANN

MFS® Lifetime® 2060 Fund

Class R1-MFJEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
For the period from May 1, 2025 through April 30, 2026, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $112 and 1.00%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	24.44%	8.14%	10.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 24.37%.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R1-ANN

MFS® Lifetime® 2060 Fund

Class R2-MFJGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.05%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	24.05%	8.07%	10.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R2-ANN

MFS® Lifetime® 2060 Fund

Class R3-MFJTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.38%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	24.38%	8.36%	10.94%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R3-ANN

MFS® Lifetime® 2060 Fund

Class R4-MFJUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.71%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	24.71%	8.61%	11.21%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R4-ANN

MFS® Lifetime® 2060 Fund

Class R6-MFJKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 24.83%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	24.83%	8.78%	11.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	13.14%	15.33%
MFS Lifetime 2060 Fund Blended Index ∆	28.01%	10.93%	12.27%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	271,624,282	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R6-ANN

MFS® Lifetime® 2065 Fund

Class A-LFTFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.39%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	24.39%	7.51%
A with initial sales charge (5.75%)	17.24%	6.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65A-ANN

MFS® Lifetime® 2065 Fund

Class C-LFTGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 23.56%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	23.56%	6.73%
C with CDSC (1% for 12 months)×	22.56%	6.73%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65C-ANN

MFS® Lifetime® 2065 Fund

Class I-LFTHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.75%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	24.75%	7.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65I-ANN

MFS® Lifetime® 2065 Fund

Class R1-LFTJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$112	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 23.57%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	23.57%	6.73%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R1-ANN

MFS® Lifetime® 2065 Fund

Class R2-LFTKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$56	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.16%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	24.16%	7.26%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R2-ANN

MFS® Lifetime® 2065 Fund

Class R3-LFTLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$28	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.44%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	24.44%	7.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R3-ANN

MFS® Lifetime® 2065 Fund

Class R4-LFTMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.74%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	24.74%	7.77%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R4-ANN

MFS® Lifetime® 2065 Fund

Class R6-LFTNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 24.86%, at net asset value. This compares with a return of 31.05% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 28.01%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's international equity segment benefited relative performance, as the MFS Blended Research International Equity Fund outpaced its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap growth and mid-cap core strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	24.86%	7.88%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	31.05%	12.12%
MFS Lifetime 2065 Fund Blended Index ∆	28.01%	10.13%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Bloomberg Commodity Index	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	52,384,457	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	21
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Equity Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R6-ANN

MFS® Lifetime® Income Fund

Class A-MLLAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.93%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.93%	3.45%	4.95%
A with initial sales charge (4.25%)	5.26%	2.56%	4.50%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTA-ANN

MFS® Lifetime® Income Fund

Class B-MLLBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class B shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.12%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.12%	2.68%	4.17%
B with CDSC (declining over six years from 4% to 0%)×	5.12%	2.35%	4.17%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTB-ANN

MFS® Lifetime® Income Fund

Class C-MLLCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.12%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.12%	2.68%	4.16%
C with CDSC (1% for 12 months)×	8.12%	2.68%	4.16%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTC-ANN

MFS® Lifetime® Income Fund

Class I-MLLIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Lifetime Income Fund (fund) provided a total return of 10.20%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.20%	3.71%	5.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTI-ANN

MFS® Lifetime® Income Fund

Class R1-MLLEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.11%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.11%	2.69%	4.18%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR1-ANN

MFS® Lifetime® Income Fund

Class R2-MLLGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$51	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.66%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.66%	3.19%	4.69%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR2-ANN

MFS® Lifetime® Income Fund
Class R3-MLLHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Lifetime Income Fund (fund) provided a total return of 9.93%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.93%	3.45%	4.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR3-ANN

MFS® Lifetime® Income Fund

Class R4-MLLJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Lifetime Income Fund (fund) provided a total return of 10.21%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.21%	3.69%	5.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.67%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	5.00%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR4-ANN

MFS® Lifetime® Income Fund
Class R6-MLLKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Lifetime Income Fund (fund) provided a total return of 10.30%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Blended Index:
    The fund's fixed income segment was a primary contributor to relative performance, as the MFS Total Return Bond Fund outpaced its respective benchmark. From a style perspective, both emerging markets debt and high yield credit outperformed the broader index.
    The international equity segment also benefited the fund's relative performance, as the MFS Blended Research International Equity Fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index:
    Within the US equity segment, lagging relative performance across the majority of the strategies weighed on relative results as the funds generally underperformed their respective benchmarks. Style selection also held back relative performance as mid-cap strategies underperformed the broader index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	10.30%	3.82%	5.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	0.18%	1.52%
MFS Lifetime Income Fund Blended Index ∆	11.20%	3.57%	4.87%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/26
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Bloomberg Commodity Index	2.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	503,389,615	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	3
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.8%
MFS Total Return Bond Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Value Fund	2.0%
MFS High Income Fund	2.0%
MFS Growth Fund	1.7%
MFS Research International Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Research Fund	1.7%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Intrinsic Equity Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR6-ANN

MFS® Core Bond Fund
Class A-MCBEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class A shares of the MFS Core Bond Fund (fund) provided a total return of 3.97%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	3.97%	3.19%
A with initial sales charge (4.25%)	(0.45)%	2.04%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBA-ANN

MFS® Core Bond Fund
Class C-MCBCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$138	1.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class C shares of the MFS Core Bond Fund (fund) provided a total return of 3.29%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	3.29%	2.45%
C with CDSC (1% for 12 months)×	2.30%	2.45%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit
quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBC-ANN

MFS® Core Bond Fund

Class I-MCBFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$37	0.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class I shares of the MFS Core Bond Fund (fund) provided a total return of 4.22%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	4.22%	3.47%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBI-ANN

MFS® Core Bond Fund

Class R1-MCBGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$138	1.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R1 shares of the MFS Core Bond Fund (fund) provided a total return of 3.30%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	3.30%	2.45%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR1-ANN

MFS® Core Bond Fund
Class R2-MCBHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$88	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R2 shares of the MFS Core Bond Fund (fund) provided a total return of 3.81%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	3.81%	2.96%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR2-ANN

MFS® Core Bond Fund
Class R3-MCBJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$62	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R3 shares of the MFS Core Bond Fund (fund) provided a total return of 4.07%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	4.07%	3.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR3-ANN

MFS® Core Bond Fund
Class R4-MCBKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$37	0.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R4 shares of the MFS Core Bond Fund (fund) provided a total return of 4.22%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	4.22%	3.47%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit
quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR4-ANN

MFS® Core Bond Fund
Class R6-MCBMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.33%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2026, Class R6 shares of the MFS Core Bond Fund (fund) provided a total return of 4.25%, at net asset value. This compares with a return of 4.06% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs prior to the conflict in Iran. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Early in the period, moderating inflation pressures allowed many global central banks to ease monetary policy. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, previously range-bound global bond yields spiked following the onset of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) similarly rose from intra-period lows, reflecting uncertainty around the scope and duration of the conflict and its implications for global growth. However, volatility later retracted as the risk of a broader regional military escalation appeared less likely. Global credit spreads widened only modestly before stabilizing near prior levels, supported by strong demand and resilient underlying fundamentals.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight exposure to the treasury sector and out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector aided relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector and within AA-rated bonds held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	4.25%	3.50%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	4.06%	3.25%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	33,917,711	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	307	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	103,802
Portfolio Turnover Rate (%):	110
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Fixed Income	95.4%
Money Market Funds	4.6%
Composition including fixed income credit
quality
AAA	15.8%
AA	4.0%
A	14.3%
BBB	17.1%
U.S. Government	22.7%
Federal Agencies	21.5%
Money Market Funds	4.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2026 and 2025, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2026	2025
MFS Core Bond Fund	66,308	64,400
MFS Lifetime Income Fund	41,092	39,918
MFS Lifetime 2025 Fund	39,876	38,738
MFS Lifetime 2030 Fund	40,745	39,582
MFS Lifetime 2035 Fund	39,876	38,738
MFS Lifetime 2040 Fund	40,745	39,582
MFS Lifetime 2045 Fund	39,876	38,738
MFS Lifetime 2050 Fund	40,015	38,873
MFS Lifetime 2055 Fund	39,876	38,738
MFS Lifetime 2060 Fund	39,041	37,927
MFS Lifetime 2065 Fund	33,035	32,096
Total	460,485	447,330

For the fiscal years ended April 30, 2026 and 2025, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS Core Bond Fund	0	0	250	259	0	0
To MFS Lifetime Income Fund	0	0	0	0	0	0
To MFS Lifetime 2025 Fund	0	0	0	0	0	0
To MFS Lifetime 2030 Fund	0	0	0	0	0	0
To MFS Lifetime 2035 Fund	0	0	0	0	0	0
To MFS Lifetime 2040 Fund	0	0	0	0	0	0
To MFS Lifetime 2045 Fund	0	0	0	0	0	0
To MFS Lifetime 2050 Fund	0	0	0	0	0	0
To MFS Lifetime 2055 Fund	0	0	0	0	0	0
To MFS Lifetime 2060 Fund	0	0	0	0	0	0
To MFS Lifetime 2065 Fund	0	0	0	0	0	0
Total fees billed by E&Y	0	0	250	259	0	0
To above Funds:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related
Entities of MFS Core Bond	0	0	0	0	245,568	3,600
Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
Income Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
2025 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
2030 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
2035 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
2040 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
2045 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
2050 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
2055 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
2060 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	245,568	3,600
2065 Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2026		2025
To MFS Core Bond Fund, MFS and MFS			467,256		277,910
Related Entities#
To MFS Lifetime Income Fund,			467,006		277,651
MFS and MFS Related Entities#
To MFS Lifetime 2025 Fund, MFS and MFS			467,006		277,651
Related Entities#
To MFS Lifetime 2030 Fund, MFS and MFS			467,006		277,651
Related Entities#
To MFS Lifetime 2035 Fund, MFS and MFS			467,006		277,651
Related Entities#
To MFS Lifetime 2040 Fund, MFS and MFS			467,006		277,651
Related Entities#
To MFS Lifetime 2045 Fund, MFS and MFS			467,006		277,651
Related Entities#
To MFS Lifetime 2050 Fund, MFS and MFS			467,006		277,651
Related Entities#
To MFS Lifetime 2055 Fund, MFS and MFS			467,006		277,651
Related Entities#
To MFS Lifetime 2060 Fund, MFS and MFS			467,006		277,651
Related Entities#
To MFS Lifetime 2065 Fund, MFS and MFS	467,006	277,651
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund
Portfolio of Investments
4/30/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 70.5%
MFS Emerging Markets Debt Fund - Class R6	398,312	$5,054,574
MFS Emerging Markets Debt Local Currency Fund - Class R6	841,393	5,006,289
MFS Global Opportunistic Bond Fund - Class R6	4,327,752	35,054,792
MFS Government Securities Fund - Class R6	5,793,608	49,825,029
MFS High Income Fund - Class R6	3,237,500	10,068,626
MFS Inflation-Adjusted Bond Fund - Class R6	5,476,871	50,168,137
MFS Limited Maturity Fund - Class R6	17,062,002	99,983,333
MFS Total Return Bond Fund - Class R6	10,445,720	99,756,625
		$354,917,405
International Equity Funds – 5.5%
MFS Blended Research International Equity Fund - Class R6	738,510	$14,039,073
MFS International Growth Fund - Class R6	57,696	2,777,486
MFS International Intrinsic Equity Fund - Class R6	60,394	2,782,367
MFS Research International Fund - Class R6	304,954	8,383,193
		$27,982,119
Non-Traditional Funds – 4.1%
MFS Commodity Strategy Fund - Class R6	2,254,816	$10,236,864
MFS Global Real Estate Fund - Class R6	594,670	10,264,004
		$20,500,868
U.S. Equity Funds – 18.9%
MFS Blended Research Core Equity Fund - Class R6	200,009	$8,358,363
MFS Blended Research Growth Equity Fund - Class R6	295,454	8,355,428
MFS Blended Research Mid Cap Equity Fund - Class R6	955,209	15,445,729
MFS Blended Research Small Cap Equity Fund - Class R6	310,446	5,209,290
MFS Blended Research Value Equity Fund - Class R6	591,271	10,305,861
MFS Growth Fund - Class R6	41,681	8,404,954
MFS Mid Cap Growth Fund - Class R6	267,702	7,739,277
MFS Mid Cap Value Fund - Class R6	228,849	7,650,424
MFS New Discovery Fund - Class R6 (a)	68,192	2,585,175
MFS New Discovery Value Fund - Class R6	138,785	2,563,352
MFS Research Fund - Class R6	143,864	8,325,392
MFS Value Fund - Class R6	194,563	10,208,709
		$95,151,954
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	5,012,222	$5,012,723
Total Mutual Funds (Identified Cost, $426,454,467)		$503,565,069
Other Assets, Less Liabilities – (0.0)%		(175,454)
Net Assets – 100.0%		$503,389,615
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 70.9%
MFS Emerging Markets Debt Fund - Class R6	225,979	$2,867,679
MFS Emerging Markets Debt Local Currency Fund - Class R6	478,183	2,845,190
MFS Global Opportunistic Bond Fund - Class R6	2,476,391	20,058,767
MFS Government Securities Fund - Class R6	3,327,888	28,619,838
MFS High Income Fund - Class R6	1,842,853	5,731,273
MFS Inflation-Adjusted Bond Fund - Class R6	3,117,810	28,559,136
MFS Limited Maturity Fund - Class R6	9,762,763	57,209,788
MFS Total Return Bond Fund - Class R6	5,992,393	57,227,356
		$203,119,027
International Equity Funds – 5.5%
MFS Blended Research International Equity Fund - Class R6	417,765	$7,941,707
MFS International Growth Fund - Class R6	32,455	1,562,394
MFS International Intrinsic Equity Fund - Class R6	34,102	1,571,056
MFS Research International Fund - Class R6	172,581	4,744,255
		$15,819,412
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,266,834	$5,751,427
MFS Global Real Estate Fund - Class R6	335,423	5,789,398
		$11,540,825
U.S. Equity Funds – 18.6%
MFS Blended Research Core Equity Fund - Class R6	111,353	$4,653,452
MFS Blended Research Growth Equity Fund - Class R6	163,149	4,613,859
MFS Blended Research Mid Cap Equity Fund - Class R6	536,477	8,674,823
MFS Blended Research Small Cap Equity Fund - Class R6	172,704	2,897,965
MFS Blended Research Value Equity Fund - Class R6	332,494	5,795,371
MFS Growth Fund - Class R6	22,938	4,625,481
MFS Mid Cap Growth Fund - Class R6	150,363	4,347,004
MFS Mid Cap Value Fund - Class R6	129,258	4,321,084
MFS New Discovery Fund - Class R6 (a)	38,021	1,441,388
MFS New Discovery Value Fund - Class R6	77,846	1,437,822
MFS Research Fund - Class R6	80,337	4,649,103
MFS Value Fund - Class R6	110,070	5,775,387
		$53,232,739
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	2,749,357	$2,749,632
Total Mutual Funds (Identified Cost, $250,034,995)		$286,461,635
Other Assets, Less Liabilities – 0.0%		51,096
Net Assets – 100.0%		$286,512,731
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
Bond Funds – 60.3%
MFS Emerging Markets Debt Fund - Class R6	1,027,944	$13,044,606
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,175,669	12,945,231
MFS Global Opportunistic Bond Fund - Class R6	5,871,725	47,560,975
MFS Government Securities Fund - Class R6	7,875,660	67,730,675
MFS High Income Fund - Class R6	8,348,639	25,964,268
MFS Inflation-Adjusted Bond Fund - Class R6	7,441,322	68,162,507
MFS Limited Maturity Fund - Class R6	12,743,132	74,674,751
MFS Total Return Bond Fund - Class R6	11,001,124	105,060,739
		$415,143,752
International Equity Funds – 8.3%
MFS Blended Research International Equity Fund - Class R6	1,504,902	$28,608,187
MFS International Growth Fund - Class R6	144,282	6,945,720
MFS International Intrinsic Equity Fund - Class R6	151,284	6,969,660
MFS Research International Fund - Class R6	525,694	14,451,332
		$56,974,899
Non-Traditional Funds – 4.1%
MFS Commodity Strategy Fund - Class R6	3,085,142	$14,006,546
MFS Global Real Estate Fund - Class R6	815,469	14,074,988
		$28,081,534
U.S. Equity Funds – 26.3%
MFS Blended Research Core Equity Fund - Class R6	426,012	$17,803,020
MFS Blended Research Growth Equity Fund - Class R6	630,904	17,841,965
MFS Blended Research Mid Cap Equity Fund - Class R6	1,701,790	27,517,948
MFS Blended Research Small Cap Equity Fund - Class R6	427,931	7,180,674
MFS Blended Research Value Equity Fund - Class R6	1,172,365	20,434,327
MFS Growth Fund - Class R6	89,148	17,976,634
MFS Mid Cap Growth Fund - Class R6	476,421	13,773,319
MFS Mid Cap Value Fund - Class R6	406,426	13,586,830
MFS New Discovery Fund - Class R6 (a)	93,664	3,550,797
MFS New Discovery Value Fund - Class R6	190,403	3,516,749
MFS Research Fund - Class R6	306,307	17,726,005
MFS Value Fund - Class R6	384,249	20,161,555
		$181,069,823
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.7% (v)	6,349,279	$6,349,914
Total Mutual Funds (Identified Cost, $553,518,069)		$687,619,922
Other Assets, Less Liabilities – 0.1%		429,708
Net Assets – 100.0%		$688,049,630
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 41.1%
MFS Emerging Markets Debt Fund - Class R6	1,439,753	$18,270,469
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,100,976	12,500,806
MFS Global Opportunistic Bond Fund - Class R6	4,023,137	32,587,408
MFS Government Securities Fund - Class R6	7,259,997	62,435,981
MFS High Income Fund - Class R6	8,094,336	25,173,384
MFS Inflation-Adjusted Bond Fund - Class R6	5,007,716	45,870,677
MFS Limited Maturity Fund - Class R6	1,061,809	6,222,200
MFS Total Return Bond Fund - Class R6	6,294,299	60,110,560
		$263,171,485
International Equity Funds – 13.0%
MFS Blended Research International Equity Fund - Class R6	2,048,941	$38,950,371
MFS International Growth Fund - Class R6	199,549	9,606,296
MFS International Intrinsic Equity Fund - Class R6	210,027	9,675,949
MFS International New Discovery Fund - Class R6	170,346	6,025,146
MFS Research International Fund - Class R6	700,858	19,266,582
		$83,524,344
Non-Traditional Funds – 5.9%
MFS Commodity Strategy Fund - Class R6	4,134,095	$18,768,791
MFS Global Real Estate Fund - Class R6	1,096,953	18,933,420
		$37,702,211
U.S. Equity Funds – 39.0%
MFS Blended Research Core Equity Fund - Class R6	553,223	$23,119,177
MFS Blended Research Growth Equity Fund - Class R6	821,794	23,240,337
MFS Blended Research Mid Cap Equity Fund - Class R6	2,702,278	43,695,829
MFS Blended Research Small Cap Equity Fund - Class R6	576,020	9,665,609
MFS Blended Research Value Equity Fund - Class R6	1,457,842	25,410,191
MFS Growth Fund - Class R6	116,469	23,485,911
MFS Mid Cap Growth Fund - Class R6	754,066	21,800,058
MFS Mid Cap Value Fund - Class R6	641,956	21,460,600
MFS New Discovery Fund - Class R6 (a)	125,260	4,748,611
MFS New Discovery Value Fund - Class R6	254,371	4,698,229
MFS Research Fund - Class R6	397,025	22,975,853
MFS Value Fund - Class R6	476,301	24,991,504
		$249,291,909
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	6,290,774	$6,291,403
Total Mutual Funds (Identified Cost, $490,189,783)		$639,981,352
Other Assets, Less Liabilities – (0.0)%		(68,162)
Net Assets – 100.0%		$639,913,190
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
Bond Funds – 21.2%
MFS Emerging Markets Debt Fund - Class R6	1,923,162	$24,404,918
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,716,013	16,160,278
MFS Global Opportunistic Bond Fund - Class R6	3,166,826	25,651,292
MFS Government Securities Fund - Class R6	889,298	7,647,965
MFS High Income Fund - Class R6	10,401,049	32,347,263
MFS Inflation-Adjusted Bond Fund - Class R6	4,570,847	41,868,961
MFS Total Return Bond Fund - Class R6	2,986,084	28,517,099
		$176,597,776
International Equity Funds – 19.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	185,247	$3,921,683
MFS Blended Research International Equity Fund - Class R6	3,730,743	70,921,416
MFS Emerging Markets Equity Fund - Class R6	77,108	3,874,672
MFS International Growth Fund - Class R6	422,045	20,317,238
MFS International Intrinsic Equity Fund - Class R6	443,806	20,446,147
MFS International New Discovery Fund - Class R6	460,472	16,286,900
MFS Research International Fund - Class R6	1,072,426	29,480,985
		$165,249,041
Non-Traditional Funds – 7.9%
MFS Commodity Strategy Fund - Class R6	7,225,098	$32,801,944
MFS Global Real Estate Fund - Class R6	1,912,423	33,008,426
		$65,810,370
U.S. Equity Funds – 50.1%
MFS Blended Research Core Equity Fund - Class R6	920,555	$38,469,987
MFS Blended Research Growth Equity Fund - Class R6	1,367,747	38,679,879
MFS Blended Research Mid Cap Equity Fund - Class R6	4,604,536	74,455,342
MFS Blended Research Small Cap Equity Fund - Class R6	1,001,974	16,813,129
MFS Blended Research Value Equity Fund - Class R6	2,376,603	41,424,190
MFS Growth Fund - Class R6	193,594	39,038,296
MFS Mid Cap Growth Fund - Class R6	1,286,723	37,199,163
MFS Mid Cap Value Fund - Class R6	1,095,621	36,626,603
MFS New Discovery Fund - Class R6 (a)	218,573	8,286,124
MFS New Discovery Value Fund - Class R6	443,944	8,199,651
MFS Research Fund - Class R6	660,942	38,248,707
MFS Value Fund - Class R6	774,663	40,646,565
		$418,087,636
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.7% (v)	7,428,222	$7,428,965
Total Mutual Funds (Identified Cost, $548,608,677)		$833,173,788
Other Assets, Less Liabilities – 0.1%		496,474
Net Assets – 100.0%		$833,670,262
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 12.8%
MFS Emerging Markets Debt Fund - Class R6	713,165	$9,050,070
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,005,698	5,983,905
MFS Global Opportunistic Bond Fund - Class R6	1,102,579	8,930,889
MFS High Income Fund - Class R6	3,855,466	11,990,498
MFS Inflation-Adjusted Bond Fund - Class R6	2,293,153	21,005,277
MFS Total Return Bond Fund - Class R6	1,563,802	14,934,309
		$71,894,948
International Equity Funds – 23.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	202,512	$4,287,180
MFS Blended Research International Equity Fund - Class R6	2,901,684	55,161,006
MFS Emerging Markets Equity Fund - Class R6	84,065	4,224,248
MFS International Growth Fund - Class R6	345,068	16,611,585
MFS International Intrinsic Equity Fund - Class R6	362,280	16,690,231
MFS International New Discovery Fund - Class R6	468,405	16,567,475
MFS Research International Fund - Class R6	768,976	21,139,165
		$134,680,890
Non-Traditional Funds – 8.9%
MFS Commodity Strategy Fund - Class R6	5,506,316	$24,998,676
MFS Global Real Estate Fund - Class R6	1,462,876	25,249,230
		$50,247,906
U.S. Equity Funds – 53.4%
MFS Blended Research Core Equity Fund - Class R6	632,741	$26,442,235
MFS Blended Research Growth Equity Fund - Class R6	989,028	27,969,725
MFS Blended Research Mid Cap Equity Fund - Class R6	3,315,527	53,612,077
MFS Blended Research Small Cap Equity Fund - Class R6	769,624	12,914,301
MFS Blended Research Value Equity Fund - Class R6	1,697,039	29,579,385
MFS Growth Fund - Class R6	140,152	28,261,744
MFS Mid Cap Growth Fund - Class R6	926,898	26,796,618
MFS Mid Cap Value Fund - Class R6	788,670	26,365,229
MFS New Discovery Fund - Class R6 (a)	167,838	6,362,744
MFS New Discovery Value Fund - Class R6	340,165	6,282,845
MFS Research Fund - Class R6	454,605	26,307,969
MFS Value Fund - Class R6	553,819	29,058,865
		$299,953,737
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	5,424,428	$5,424,971
Total Mutual Funds (Identified Cost, $394,430,457)		$562,202,452
Other Assets, Less Liabilities – (0.0)%		(81,607)
Net Assets – 100.0%		$562,120,845
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 5.5%
MFS Emerging Markets Debt Fund - Class R6	72,752	$923,219
MFS Emerging Markets Debt Local Currency Fund - Class R6	102,402	609,290
MFS Global Opportunistic Bond Fund - Class R6	112,676	912,674
MFS High Income Fund - Class R6	393,704	1,224,421
MFS Inflation-Adjusted Bond Fund - Class R6	1,713,515	15,695,801
MFS Total Return Bond Fund - Class R6	1,568,615	14,980,277
		$34,345,682
International Equity Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	299,276	$6,335,678
MFS Blended Research International Equity Fund - Class R6	3,595,971	68,359,407
MFS Emerging Markets Equity Fund - Class R6	124,289	6,245,508
MFS International Growth Fund - Class R6	443,017	21,326,854
MFS International Intrinsic Equity Fund - Class R6	466,344	21,484,469
MFS International New Discovery Fund - Class R6	691,236	24,449,013
MFS Research International Fund - Class R6	898,067	24,687,856
		$172,888,785
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	6,762,667	$30,702,511
MFS Global Real Estate Fund - Class R6	1,788,248	30,865,156
		$61,567,667
U.S. Equity Funds – 55.7%
MFS Blended Research Core Equity Fund - Class R6	694,861	$29,038,244
MFS Blended Research Growth Equity Fund - Class R6	1,141,814	32,290,507
MFS Blended Research Mid Cap Equity Fund - Class R6	3,835,278	62,016,442
MFS Blended Research Small Cap Equity Fund - Class R6	938,603	15,749,755
MFS Blended Research Value Equity Fund - Class R6	1,955,267	34,080,298
MFS Growth Fund - Class R6	161,704	32,607,666
MFS Mid Cap Growth Fund - Class R6	1,071,355	30,972,866
MFS Mid Cap Value Fund - Class R6	913,399	30,534,925
MFS New Discovery Fund - Class R6 (a)	204,795	7,763,775
MFS New Discovery Value Fund - Class R6	415,861	7,680,943
MFS Research Fund - Class R6	499,320	28,895,669
MFS Value Fund - Class R6	638,038	33,477,866
		$345,108,956
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	5,991,610	$5,992,209
Total Mutual Funds (Identified Cost, $424,158,393)		$619,903,299
Other Assets, Less Liabilities – (0.0)%		(68,061)
Net Assets – 100.0%		$619,835,238
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.8%
MFS Inflation-Adjusted Bond Fund - Class R6	1,198,258	$10,976,042
MFS Total Return Bond Fund - Class R6	1,143,172	10,917,291
		$21,893,333
International Equity Funds – 28.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	221,157	$4,681,883
MFS Blended Research International Equity Fund - Class R6	2,655,097	50,473,397
MFS Emerging Markets Equity Fund - Class R6	92,400	4,643,117
MFS International Growth Fund - Class R6	327,714	15,776,148
MFS International Intrinsic Equity Fund - Class R6	344,249	15,859,557
MFS International New Discovery Fund - Class R6	517,514	18,304,477
MFS Research International Fund - Class R6	660,162	18,147,861
		$127,886,440
Non-Traditional Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	4,997,755	$22,689,807
MFS Global Real Estate Fund - Class R6	1,314,169	22,682,562
		$45,372,369
U.S. Equity Funds – 55.8%
MFS Blended Research Core Equity Fund - Class R6	503,975	$21,061,106
MFS Blended Research Growth Equity Fund - Class R6	827,940	23,414,141
MFS Blended Research Mid Cap Equity Fund - Class R6	2,807,988	45,405,161
MFS Blended Research Small Cap Equity Fund - Class R6	685,147	11,496,760
MFS Blended Research Value Equity Fund - Class R6	1,431,525	24,951,485
MFS Growth Fund - Class R6	116,856	23,564,009
MFS Mid Cap Growth Fund - Class R6	785,284	22,702,563
MFS Mid Cap Value Fund - Class R6	670,926	22,429,049
MFS New Discovery Fund - Class R6 (a)	150,291	5,697,546
MFS New Discovery Value Fund - Class R6	306,170	5,654,962
MFS Research Fund - Class R6	362,689	20,988,811
MFS Value Fund - Class R6	469,727	24,646,592
		$252,012,185
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	4,390,413	$4,390,852
Total Mutual Funds (Identified Cost, $332,048,517)		$451,555,179
Other Assets, Less Liabilities – (0.0)%		(55,357)
Net Assets – 100.0%		$451,499,822
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.8%
MFS Inflation-Adjusted Bond Fund - Class R6	722,187	$6,615,234
MFS Total Return Bond Fund - Class R6	689,680	6,586,438
		$13,201,672
International Equity Funds – 28.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	133,875	$2,834,144
MFS Blended Research International Equity Fund - Class R6	1,592,386	30,271,257
MFS Emerging Markets Equity Fund - Class R6	55,743	2,801,077
MFS International Growth Fund - Class R6	196,894	9,478,463
MFS International Intrinsic Equity Fund - Class R6	206,709	9,523,090
MFS International New Discovery Fund - Class R6	310,609	10,986,263
MFS Research International Fund - Class R6	396,710	10,905,550
		$76,799,844
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	3,000,019	$13,620,089
MFS Global Real Estate Fund - Class R6	789,428	13,625,521
		$27,245,610
U.S. Equity Funds – 55.9%
MFS Blended Research Core Equity Fund - Class R6	303,567	$12,686,068
MFS Blended Research Growth Equity Fund - Class R6	500,816	14,163,082
MFS Blended Research Mid Cap Equity Fund - Class R6	1,687,223	27,282,403
MFS Blended Research Small Cap Equity Fund - Class R6	413,586	6,939,968
MFS Blended Research Value Equity Fund - Class R6	860,894	15,005,384
MFS Growth Fund - Class R6	70,745	14,265,831
MFS Mid Cap Growth Fund - Class R6	471,803	13,639,816
MFS Mid Cap Value Fund - Class R6	403,539	13,490,299
MFS New Discovery Fund - Class R6 (a)	90,540	3,432,366
MFS New Discovery Value Fund - Class R6	184,101	3,400,337
MFS Research Fund - Class R6	218,341	12,635,416
MFS Value Fund - Class R6	282,710	14,833,780
		$151,774,750
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	2,674,935	$2,675,202
Total Mutual Funds (Identified Cost, $214,030,552)		$271,697,078
Other Assets, Less Liabilities – (0.0)%		(72,796)
Net Assets – 100.0%		$271,624,282
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2065 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.1%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	141,210	$1,293,486
MFS Total Return Bond Fund - Class R6	135,349	1,292,581
		$2,586,067
International Equity Funds – 28.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	25,843	$547,108
MFS Blended Research International Equity Fund - Class R6	307,155	5,839,013
MFS Emerging Markets Equity Fund - Class R6	10,646	534,943
MFS International Growth Fund - Class R6	38,158	1,836,934
MFS International Intrinsic Equity Fund - Class R6	39,985	1,842,116
MFS International New Discovery Fund - Class R6	59,876	2,117,801
MFS Research International Fund - Class R6	77,025	2,117,428
		$14,835,343
Non-Traditional Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	588,173	$2,670,304
MFS Global Real Estate Fund - Class R6	151,436	2,613,780
		$5,284,084
U.S. Equity Funds – 55.7%
MFS Blended Research Core Equity Fund - Class R6	57,880	$2,418,799
MFS Blended Research Growth Equity Fund - Class R6	95,972	2,714,098
MFS Blended Research Mid Cap Equity Fund - Class R6	324,694	5,250,301
MFS Blended Research Small Cap Equity Fund - Class R6	79,443	1,333,049
MFS Blended Research Value Equity Fund - Class R6	166,101	2,895,148
MFS Growth Fund - Class R6	13,623	2,747,107
MFS Mid Cap Growth Fund - Class R6	91,087	2,633,335
MFS Mid Cap Value Fund - Class R6	77,955	2,606,019
MFS New Discovery Fund - Class R6 (a)	17,387	659,148
MFS New Discovery Value Fund - Class R6	35,327	652,493
MFS Research Fund - Class R6	41,588	2,406,696
MFS Value Fund - Class R6	54,865	2,878,751
		$29,194,944
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	525,701	$525,754
Total Mutual Funds (Identified Cost, $44,947,647)		$52,426,192
Other Assets, Less Liabilities – (0.1)%		(41,735)
Net Assets – 100.0%		$52,384,457
Portfolio Footnotes:
(a)
Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$503,565,069
MFS Lifetime 2025 Fund	286,461,635
MFS Lifetime 2030 Fund	687,619,922
MFS Lifetime 2035 Fund	639,981,352
MFS Lifetime 2040 Fund	833,173,788
MFS Lifetime 2045 Fund	562,202,452
MFS Lifetime 2050 Fund	619,903,299
MFS Lifetime 2055 Fund	451,555,179
MFS Lifetime 2060 Fund	271,697,078
MFS Lifetime 2065 Fund	52,426,192
LTFFS-ANN

Portfolio of Investments – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
LTFFS-ANN

Financial Statements
Statements of Assets and Liabilities
At 4/30/26
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $426,454,467, $250,034,995, and $553,518,069, respectively)	$503,565,069	$286,461,635	$687,619,922
Receivables for
Investments sold	767,423	898,160	2,272,524
Fund shares sold	43,363	75,727	401,954
Receivable from investment adviser	97,915	70,466	99,087
Other assets	1,113	733	1,348
Total assets	$504,474,883	$287,506,721	$690,394,835
Liabilities
Payables for
Distributions	$51,178	$—	$—
Investments purchased	46,755	11,419	26,083
Fund shares reacquired	759,513	832,527	2,112,521
Payable to affiliates
Administrative services fee	94	94	94
Shareholder servicing costs	118,777	52,693	133,116
Distribution and service fees	4,460	1,676	4,960
Payable for independent Trustees' compensation	13	15	13
Payable for audit and tax fees	52,392	50,577	51,446
Accrued expenses and other liabilities	52,086	44,989	16,972
Total liabilities	$1,085,268	$993,990	$2,345,205
Net assets	$503,389,615	$286,512,731	$688,049,630
Net assets consist of
Paid-in capital	$443,982,109	$254,750,171	$551,557,864
Total distributable earnings (loss)	59,407,506	31,762,560	136,491,766
Net assets	$503,389,615	$286,512,731	$688,049,630

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$181,640,583	$28,271,580	$94,853,248
Class B	176,011	83,459	584,929
Class C	10,644,381	1,547,845	6,438,414
Class I	42,873,640	3,130,355	8,669,383
Class R1	2,774,293	52,192	3,206,338
Class R2	19,167,059	9,605,921	31,977,828
Class R3	70,031,534	68,214,433	162,415,600
Class R4	12,598,097	14,319,967	29,897,771
Class R6	163,484,017	161,286,979	350,006,119
Total net assets	$503,389,615	$286,512,731	$688,049,630
Shares of beneficial interest outstanding
Class A	14,385,377	2,114,489	5,823,773
Class B	13,940	6,166	35,961
Class C	843,498	117,297	404,221
Class I	3,394,403	233,103	528,269
Class R1	219,364	3,921	198,659
Class R2	1,517,814	719,599	1,982,130
Class R3	5,546,921	5,106,154	10,006,322
Class R4	998,244	1,060,584	1,812,117
Class R6	12,906,039	11,973,284	21,271,400
Total shares of beneficial interest outstanding	39,825,600	21,334,597	42,062,852
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$12.63	$13.37	$16.29
Offering price per share (100 / 95.75 x net asset value per share)	$13.19	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$14.19	$17.28
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.63	$13.54	$16.27
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.62	$13.20	$15.93
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.63	$13.43	$16.41
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.65	$13.31	$16.14
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.63	$13.35	$16.13
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.63	$13.36	$16.23
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.62	$13.50	$16.50

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.67	$13.47	$16.45
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A,
Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 4/30/26	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $490,189,783, $548,608,677, $394,430,457, and $424,158,393, respectively)	$639,981,352	$833,173,788	$562,202,452	$619,903,299
Receivables for
Investments sold	1,048,889	2,338,280	1,162,861	1,288,663
Fund shares sold	282,193	341,419	239,144	314,319
Receivable from investment adviser	89,871	115,749	92,913	106,451
Other assets	1,185	1,498	1,078	1,170
Total assets	$641,403,490	$835,970,734	$563,698,448	$621,613,902
Liabilities
Payables for
Investments purchased	$22,658	$28,023	$61,863	$112,360
Fund shares reacquired	1,293,541	2,042,466	1,346,360	1,478,973
Payable to affiliates
Administrative services fee	94	94	94	94
Shareholder servicing costs	106,278	157,614	102,802	118,577
Distribution and service fees	3,258	5,308	2,875	3,437
Payable for independent Trustees' compensation	11	10	12	11
Payable for audit and tax fees	50,576	50,945	50,076	50,215
Accrued expenses and other liabilities	13,884	16,012	13,521	14,997
Total liabilities	$1,490,300	$2,300,472	$1,577,603	$1,778,664
Net assets	$639,913,190	$833,670,262	$562,120,845	$619,835,238
Net assets consist of
Paid-in capital	$481,589,673	$532,283,337	$383,680,822	$410,895,957
Total distributable earnings (loss)	158,323,517	301,386,925	178,440,023	208,939,281
Net assets	$639,913,190	$833,670,262	$562,120,845	$619,835,238

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$50,733,072	$85,278,809	$38,977,374	$46,344,930
Class B	148,291	461,741	150,342	372,689
Class C	5,415,826	5,952,899	3,333,754	4,414,845
Class I	9,369,554	16,423,824	14,011,716	9,397,801
Class R1	46,045	2,658,409	52,372	886,850
Class R2	9,748,943	43,011,616	9,518,416	15,897,285
Class R3	145,877,355	182,893,883	139,730,535	152,864,259
Class R4	21,095,922	39,228,915	13,640,085	32,822,120
Class R6	397,478,182	457,760,166	342,706,251	356,834,459
Total net assets	$639,913,190	$833,670,262	$562,120,845	$619,835,238
Shares of beneficial interest outstanding
Class A	2,667,974	3,920,003	1,775,916	1,729,539
Class B	7,713	21,083	6,834	14,033
Class C	290,194	280,418	154,536	169,286
Class I	490,620	747,491	633,568	350,269
Class R1	2,436	123,566	2,398	33,894
Class R2	510,481	1,989,769	434,171	599,877
Class R3	7,648,578	8,405,361	6,368,287	5,762,033
Class R4	1,093,826	1,772,567	614,553	1,221,998
Class R6	20,669,378	20,720,938	15,484,897	13,310,773
Total shares of beneficial interest outstanding	33,381,200	37,981,196	25,475,160	23,191,702
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$19.02	$21.75	$21.95	$26.80
Offering price per share (100 / 94.25 x net asset value per share)	$20.18	$23.08	$23.29	$28.44
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$19.23	$21.90	$22.00	$26.56
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$18.66	$21.23	$21.57	$26.08
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.10	$21.97	$22.12	$26.83
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.90	$21.51	$21.84	$26.17
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.10	$21.62	$21.92	$26.50
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.07	$21.76	$21.94	$26.53
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.29	$22.13	$22.20	$26.86

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.23	$22.09	$22.13	$26.81
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 4/30/26	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $332,048,517, $214,030,552, and $44,947,647, respectively)	$451,555,179	$271,697,078	$52,426,192
Receivables for
Investments sold	1,677,154	732,599	—
Fund shares sold	272,678	249,112	97,093
Receivable from investment adviser	86,087	49,701	25,800
Other assets	869	699	218
Total assets	$453,591,967	$272,729,189	$52,549,303
Liabilities
Payables for
Investments purchased	$188,035	$172,642	$93,180
Fund shares reacquired	1,755,353	814,925	8,406
Payable to affiliates
Administrative services fee	94	94	94
Shareholder servicing costs	83,225	54,058	10,319
Distribution and service fees	2,418	1,497	290
Payable for independent Trustees' compensation	12	13	14
Payable for audit and tax fees	50,075	49,241	43,234
Accrued expenses and other liabilities	12,933	12,437	9,309
Total liabilities	$2,092,145	$1,104,907	$164,846
Net assets	$451,499,822	$271,624,282	$52,384,457
Net assets consist of
Paid-in capital	$322,607,473	$209,031,491	$43,864,825
Total distributable earnings (loss)	128,892,349	62,592,791	8,519,632
Net assets	$451,499,822	$271,624,282	$52,384,457

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net assets
Class A	$28,563,131	$22,837,866	$3,802,494
Class B	225,840	158,663	—
Class C	3,301,075	2,114,336	543,627
Class I	4,655,558	1,339,345	747,183
Class R1	180,013	127,171	79,958
Class R2	10,720,966	3,214,741	1,952,851
Class R3	114,325,871	72,521,235	11,216,445
Class R4	11,470,206	6,263,453	1,250,201
Class R6	278,057,162	163,047,472	32,791,698
Total net assets	$451,499,822	$271,624,282	$52,384,457
Shares of beneficial interest outstanding
Class A	1,226,120	1,212,308	324,682
Class B	9,657	8,376	—
Class C	144,016	113,659	46,759
Class I	199,534	70,369	63,475
Class R1	7,847	6,702	6,830
Class R2	459,798	170,426	167,248
Class R3	4,906,314	3,843,437	957,201
Class R4	486,022	329,202	106,280
Class R6	11,801,479	8,544,060	2,783,114
Total shares of beneficial interest outstanding	19,240,787	14,298,539	4,455,589
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$23.30	$18.84	$11.71
Offering price per share (100 / 94.25 x net asset value per share)	$24.72	$19.99	$12.42
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$23.39	$18.94	$—
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$22.92	$18.60	$11.63
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$23.33	$19.03	$11.77
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$22.94	$18.97	$11.71
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$23.32	$18.86	$11.68
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$23.30	$18.87	$11.72
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$23.60	$19.03	$11.76

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$23.56	$19.08	$11.78
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 4/30/26
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Net investment income (loss)
Dividends from affiliated issuers	$20,394,925	$12,360,272	$25,861,074	$19,532,347	$22,437,899
Other	79	56	102	89	110
Payments from investment adviser for other expenses agreement (See Note 3)	216,278	249,132	514,323	525,728	610,596
Total investment income	$20,611,282	$12,609,460	$26,375,499	$20,058,164	$23,048,605
Expenses
Distribution and service fees	$916,232	$348,679	$969,277	$655,897	$1,005,357
Shareholder servicing costs	490,068	240,714	571,280	429,500	629,710
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	12,840	8,700	16,844	14,712	18,373
Custodian fee	13,662	9,399	15,852	13,721	16,458
Shareholder communications	25,591	18,500	19,023	17,698	20,738
Audit and tax fees	54,872	52,303	53,186	52,315	52,692
Legal fees	32,960	31,845	4,042	3,285	4,295
Registration fees	123,730	114,259	124,724	123,010	123,575
Miscellaneous	39,195	37,274	41,064	40,054	41,552
Total expenses	$1,726,650	$879,173	$1,832,792	$1,367,692	$1,930,250
Reduction of expenses by investment adviser and distributor	(845,941)	(535,267)	(890,521)	(712,946)	(934,487)
Net expenses	$880,709	$343,906	$942,271	$654,746	$995,763
Net investment income (loss)	$19,730,573	$12,265,554	$25,433,228	$19,403,418	$22,052,842
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$6,916,771	$7,725,916	$21,203,378	$12,140,978	$14,878,636
Capital gain distributions from affiliated issuers	7,981,273	4,767,028	16,523,178	21,159,516	35,571,020
Net realized gain (loss)	$14,898,044	$12,492,944	$37,726,556	$33,300,494	$50,449,656
Change in unrealized appreciation or depreciation
Affiliated issuers	$16,715,264	$7,388,714	$25,030,119	$47,371,342	$86,822,233
Net realized and unrealized gain (loss)	$31,613,308	$19,881,658	$62,756,675	$80,671,836	$137,271,889
Change in net assets from operations	$51,343,881	$32,147,212	$88,189,903	$100,075,254	$159,324,731
See Notes to Financial Statements

Statements of Operations – continued

Year ended 4/30/26	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net investment income (loss)
Dividends from affiliated issuers	$14,053,470	$14,503,694	$10,210,882	$6,057,704	$1,043,411
Other	82	87	65	48	15
Payments from investment adviser for other expenses agreement (See Note 3)	449,669	481,857	368,238	209,369	34,436
Total investment income	$14,503,221	$14,985,638	$10,579,185	$6,267,121	$1,077,862
Expenses
Distribution and service fees	$576,647	$659,376	$474,143	$282,964	$52,005
Shareholder servicing costs	408,441	473,753	345,080	231,638	58,337
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	13,021	14,079	10,456	6,947	3,033
Custodian fee	12,425	13,743	10,728	7,785	9,645
Shareholder communications	18,598	20,658	20,006	22,959	13,466
Audit and tax fees	51,813	51,955	51,808	50,966	44,951
Legal fees	2,883	3,305	2,305	1,299	252
Registration fees	121,749	120,973	121,677	119,221	106,327
Miscellaneous	39,378	39,681	37,885	36,273	33,541
Total expenses	$1,262,455	$1,415,023	$1,091,588	$777,552	$339,057
Reduction of expenses by investment adviser and distributor	(684,506)	(753,433)	(616,601)	(493,527)	(286,883)
Net expenses	$577,949	$661,590	$474,987	$284,025	$52,174
Net investment income (loss)	$13,925,272	$14,324,048	$10,104,198	$5,983,096	$1,025,688
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$9,240,301	$8,275,336	$2,661,982	$747,308	$(334,799)
Capital gain distributions from affiliated issuers	25,403,304	29,580,241	20,909,350	12,416,247	2,144,568
Net realized gain (loss)	$34,643,605	$37,855,577	$23,571,332	$13,163,555	$1,809,769
Change in unrealized appreciation or depreciation
Affiliated issuers	$65,166,963	$79,187,952	$58,748,462	$34,911,807	$6,133,906
Net realized and unrealized gain (loss)	$99,810,568	$117,043,529	$82,319,794	$48,075,362	$7,943,675
Change in net assets from operations	$113,735,840	$131,367,577	$92,423,992	$54,058,458	$8,969,363
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 4/30/26	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$19,730,573	$12,265,554	$25,433,228	$19,403,418	$22,052,842
Net realized gain (loss)	14,898,044	12,492,944	37,726,556	33,300,494	50,449,656
Net unrealized gain (loss)	16,715,264	7,388,714	25,030,119	47,371,342	86,822,233
Change in net assets from operations	$51,343,881	$32,147,212	$88,189,903	$100,075,254	$159,324,731
Total distributions to shareholders	$(29,775,750)	$(23,263,770)	$(61,055,981)	$(47,265,730)	$(60,140,568)
Change in net assets from fund share transactions	$(69,689,885)	$(72,629,611)	$(80,742,275)	$(17,162,167)	$(30,791,000)
Total change in net assets	$(48,121,754)	$(63,746,169)	$(53,608,353)	$35,647,357	$68,393,163
Net assets
At beginning of period	551,511,369	350,258,900	741,657,983	604,265,833	765,277,099
At end of period	$503,389,615	$286,512,731	$688,049,630	$639,913,190	$833,670,262

Year ended 4/30/26	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$13,925,272	$14,324,048	$10,104,198	$5,983,096	$1,025,688
Net realized gain (loss)	34,643,605	37,855,577	23,571,332	13,163,555	1,809,769
Net unrealized gain (loss)	65,166,963	79,187,952	58,748,462	34,911,807	6,133,906
Change in net assets from operations	$113,735,840	$131,367,577	$92,423,992	$54,058,458	$8,969,363
Total distributions to shareholders	$(40,340,708)	$(43,320,727)	$(27,866,813)	$(15,730,731)	$(2,166,344)
Change in net assets from fund share transactions	$(27,259,767)	$(24,943,478)	$4,970,681	$15,342,908	$12,874,408
Total change in net assets	$46,135,365	$63,103,372	$69,527,860	$53,670,635	$19,677,427
Net assets
At beginning of period	515,985,480	556,731,866	381,971,962	217,953,647	32,707,030
At end of period	$562,120,845	$619,835,238	$451,499,822	$271,624,282	$52,384,457
See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/25	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$21,659,783	$13,824,545	$26,469,817	$18,695,567	$21,240,739
Net realized gain (loss)	14,170,187	9,936,545	38,651,613	25,447,848	38,621,562
Net unrealized gain (loss)	10,314,434	6,425,990	(1,109,867)	7,616,731	6,889,783
Change in net assets from operations	$46,144,404	$30,187,080	$64,011,563	$51,760,146	$66,752,084
Total distributions to shareholders	$(38,307,709)	$(24,215,523)	$(57,307,216)	$(31,353,909)	$(39,423,987)
Change in net assets from fund share transactions	$(77,869,927)	$(42,290,234)	$(50,643,407)	$(9,097,772)	$(29,249,942)
Total change in net assets	$(70,033,232)	$(36,318,677)	$(43,939,060)	$11,308,465	$(1,921,845)
Net assets
At beginning of period	621,544,601	386,577,577	785,597,043	592,957,368	767,198,944
At end of period	$551,511,369	$350,258,900	$741,657,983	$604,265,833	$765,277,099

Year ended 4/30/25	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$13,336,743	$13,263,121	$8,793,521	$4,888,147	$600,049
Net realized gain (loss)	27,001,842	30,198,471	18,361,468	9,445,611	1,146,184
Net unrealized gain (loss)	4,890,681	4,922,929	4,443,995	2,549,488	(63,445)
Change in net assets from operations	$45,229,266	$48,384,521	$31,598,984	$16,883,246	$1,682,788
Total distributions to shareholders	$(24,993,079)	$(25,554,001)	$(15,990,066)	$(8,050,553)	$(901,894)
Change in net assets from fund share transactions	$(11,672,658)	$(14,013,605)	$8,551,863	$16,329,620	$13,699,343
Total change in net assets	$8,563,529	$8,816,915	$24,160,781	$25,162,313	$14,480,237
Net assets
At beginning of period	507,421,951	547,914,951	357,811,181	192,791,334	18,226,793
At end of period	$515,985,480	$556,731,866	$381,971,962	$217,953,647	$32,707,030
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Lifetime Income Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.44	$0.38	$0.35	$0.45
Net realized and unrealized gain (loss)	0.73	0.48	0.21	(0.40)	(1.01)
Total from investment operations	$1.18	$0.92	$0.59	$(0.05)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.44)	$(0.44)	$(0.29)	$(0.45)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.69)	$(0.79)	$(0.52)	$(0.49)	$(0.80)
Net asset value, end of period (x)	$12.63	$12.14	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	9.93	7.78	5.03	(0.28)	(4.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.44	0.43	0.44	0.43
Expenses after expense reductions (h)	0.24	0.24	0.24	0.25	0.23
Net investment income (loss) (l)	3.59	3.53	3.17	2.90	3.28
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$181,641	$185,202	$186,276	$190,944	$166,307

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.34	$0.28	$0.27	$0.33
Net realized and unrealized gain (loss)	0.74	0.49	0.22	(0.41)	(1.00)
Total from investment operations	$1.09	$0.83	$0.50	$(0.14)	$(0.67)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.35)	$(0.20)	$(0.34)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.60)	$(0.70)	$(0.43)	$(0.40)	$(0.69)
Net asset value, end of period (x)	$12.63	$12.14	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	9.12	6.98	4.25	(1.03)	(5.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.19	1.19	1.18
Expenses after expense reductions (h)	0.99	0.99	1.00	1.00	0.98
Net investment income (loss) (l)	2.82	2.73	2.36	2.26	2.39
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$176	$431	$839	$1,647	$1,914

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.13	$12.01	$11.93	$12.47	$13.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.34	$0.29	$0.25	$0.34
Net realized and unrealized gain (loss)	0.73	0.48	0.22	(0.39)	(1.01)
Total from investment operations	$1.09	$0.82	$0.51	$(0.14)	$(0.67)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.35)	$(0.20)	$(0.34)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.60)	$(0.70)	$(0.43)	$(0.40)	$(0.69)
Net asset value, end of period (x)	$12.62	$12.13	$12.01	$11.93	$12.47
Total return (%) (r)(s)(t)(x)	9.12	6.89	4.34	(1.03)	(5.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.19	1.20	1.18
Expenses after expense reductions (h)	0.99	0.99	0.99	1.00	0.98
Net investment income (loss) (l)	2.84	2.74	2.39	2.07	2.47
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$10,644	$14,121	$23,192	$39,244	$55,415

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.02	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.47	$0.41	$0.37	$0.49
Net realized and unrealized gain (loss)	0.73	0.47	0.22	(0.39)	(1.02)
Total from investment operations	$1.21	$0.94	$0.63	$(0.02)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.47)	$(0.47)	$(0.32)	$(0.48)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.72)	$(0.82)	$(0.55)	$(0.52)	$(0.83)
Net asset value, end of period (x)	$12.63	$12.14	$12.02	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	10.20	7.95	5.38	(0.03)	(4.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.19	0.19	0.18
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.84	3.78	3.41	3.11	3.58
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$42,874	$42,870	$41,571	$43,462	$45,108

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.16	$12.03	$11.96	$12.49	$13.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.34	$0.28	$0.27	$0.36
Net realized and unrealized gain (loss)	0.73	0.49	0.22	(0.40)	(1.03)
Total from investment operations	$1.09	$0.83	$0.50	$(0.13)	$(0.67)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.35)	$(0.20)	$(0.34)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.60)	$(0.70)	$(0.43)	$(0.40)	$(0.69)
Net asset value, end of period (x)	$12.65	$12.16	$12.03	$11.96	$12.49
Total return (%) (r)(s)(t)(x)	9.11	6.97	4.25	(0.94)	(5.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.18	1.19	1.18
Expenses after expense reductions (h)	0.99	0.99	0.99	1.00	0.98
Net investment income (loss) (l)	2.90	2.78	2.38	2.22	2.61
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$2,774	$2,583	$2,703	$2,792	$1,779

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.40	$0.35	$0.34	$0.40
Net realized and unrealized gain (loss)	0.73	0.49	0.21	(0.42)	(1.00)
Total from investment operations	$1.15	$0.89	$0.56	$(0.08)	$(0.60)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.41)	$(0.41)	$(0.26)	$(0.41)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.66)	$(0.76)	$(0.49)	$(0.46)	$(0.76)
Net asset value, end of period (x)	$12.63	$12.14	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	9.66	7.51	4.77	(0.53)	(4.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.69	0.69	0.69	0.68
Expenses after expense reductions (h)	0.49	0.49	0.49	0.50	0.48
Net investment income (loss) (l)	3.33	3.26	2.91	2.88	2.92
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$19,167	$21,432	$22,747	$27,337	$7,981

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.44	$0.38	$0.36	$0.43
Net realized and unrealized gain (loss)	0.73	0.48	0.21	(0.41)	(0.99)
Total from investment operations	$1.18	$0.92	$0.59	$(0.05)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.44)	$(0.44)	$(0.29)	$(0.45)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.69)	$(0.79)	$(0.52)	$(0.49)	$(0.80)
Net asset value, end of period (x)	$12.63	$12.14	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	9.93	7.78	5.03	(0.28)	(4.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.44	0.43	0.44	0.43
Expenses after expense reductions (h)	0.24	0.24	0.24	0.25	0.23
Net investment income (loss) (l)	3.60	3.53	3.17	3.00	3.13
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$70,032	$87,294	$121,320	$120,218	$61,647

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.13	$12.01	$11.94	$12.48	$13.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.46	$0.40	$0.40	$0.45
Net realized and unrealized gain (loss)	0.74	0.48	0.22	(0.42)	(0.98)
Total from investment operations	$1.21	$0.94	$0.62	$(0.02)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.47)	$(0.47)	$(0.32)	$(0.48)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.72)	$(0.82)	$(0.55)	$(0.52)	$(0.83)
Net asset value, end of period (x)	$12.62	$12.13	$12.01	$11.94	$12.48
Total return (%) (r)(s)(t)(x)	10.21	7.96	5.29	(0.03)	(4.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.19	0.19	0.18
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.79	3.74	3.33	3.36	3.28
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$12,598	$16,707	$18,412	$26,707	$11,700

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.18	$12.05	$11.98	$12.52	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.48	$0.43	$0.42	$0.50
Net realized and unrealized gain (loss)	0.73	0.49	0.21	(0.43)	(1.02)
Total from investment operations	$1.23	$0.97	$0.64	$(0.01)	$(0.52)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.49)	$(0.49)	$(0.33)	$(0.49)
From net realized gain	(0.27)	(0.35)	(0.08)	(0.20)	(0.35)
Total distributions declared to shareholders	$(0.74)	$(0.84)	$(0.57)	$(0.53)	$(0.84)
Net asset value, end of period (x)	$12.67	$12.18	$12.05	$11.98	$12.52
Total return (%) (r)(s)(t)(x)	10.30	8.15	5.41	0.09	(4.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.08	0.07	0.08	0.09
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.95	3.88	3.55	3.54	3.61
Portfolio turnover rate	3	5	9	16	7
Net assets at end of period (000 omitted)	$163,484	$180,870	$204,485	$184,269	$81,457

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$13.11	$12.97	$12.65	$13.38	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.47	$0.41	$0.35	$0.51
Net realized and unrealized gain (loss)	0.81	0.55	0.32	(0.40)	(1.09)
Total from investment operations	$1.29	$1.02	$0.73	$(0.05)	$(0.58)
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.49)	$(0.37)	$(0.32)	$(0.53)
From net realized gain	(0.47)	(0.39)	(0.04)	(0.36)	(0.51)
Total distributions declared to shareholders	$(1.03)	$(0.88)	$(0.41)	$(0.68)	$(1.04)
Net asset value, end of period (x)	$13.37	$13.11	$12.97	$12.65	$13.38
Total return (%) (r)(s)(t)(x)	10.00	7.92	5.77	(0.13)	(4.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.49	0.48	0.48	0.48	0.46
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	3.56	3.47	3.18	2.74	3.41
Portfolio turnover rate	6	9	17	18	14
Net assets at end of period (000 omitted)	$28,272	$30,416	$36,142	$23,748	$26,794

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$13.14	$12.95	$12.58	$13.29	$14.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.36	$0.29	$0.25	$0.40
Net realized and unrealized gain (loss)	0.82	0.55	0.34	(0.40)	(1.09)
Total from investment operations	$1.20	$0.91	$0.63	$(0.15)	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.33)	$(0.22)	$(0.20)	$(0.40)
From net realized gain	(0.47)	(0.39)	(0.04)	(0.36)	(0.51)
Total distributions declared to shareholders	$(0.80)	$(0.72)	$(0.26)	$(0.56)	$(0.91)
Net asset value, end of period (x)	$13.54	$13.14	$12.95	$12.58	$13.29
Total return (%) (r)(s)(t)(x)	9.25	7.06	5.00	(0.95)	(5.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.23	1.23	1.21
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.80	2.68	2.27	1.97	2.71
Portfolio turnover rate	6	9	17	18	14
Net assets at end of period (000 omitted)	$83	$256	$512	$799	$1,156

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$12.93	$12.80	$12.46	$13.20	$14.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.36	$0.29	$0.26	$0.40
Net realized and unrealized gain (loss)	0.80	0.54	0.33	(0.40)	(1.09)
Total from investment operations	$1.18	$0.90	$0.62	$(0.14)	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.38)	$(0.24)	$(0.24)	$(0.40)
From net realized gain	(0.47)	(0.39)	(0.04)	(0.36)	(0.51)
Total distributions declared to shareholders	$(0.91)	$(0.77)	$(0.28)	$(0.60)	$(0.91)
Net asset value, end of period (x)	$13.20	$12.93	$12.80	$12.46	$13.20
Total return (%) (r)(s)(t)(x)	9.24	7.06	4.96	(0.88)	(5.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24	1.23	1.23	1.23	1.21
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.85	2.72	2.28	2.07	2.74
Portfolio turnover rate	6	9	17	18	14
Net assets at end of period (000 omitted)	$1,548	$2,140	$2,766	$3,478	$3,571

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$13.16	$13.03	$12.69	$13.43	$15.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.52	$0.51	$0.42	$0.38	$0.55
Net realized and unrealized gain (loss)	0.81	0.54	0.35	(0.40)	(1.10)
Total from investment operations	$1.33	$1.05	$0.77	$(0.02)	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.53)	$(0.39)	$(0.36)	$(0.57)
From net realized gain	(0.47)	(0.39)	(0.04)	(0.36)	(0.51)
Total distributions declared to shareholders	$(1.06)	$(0.92)	$(0.43)	$(0.72)	$(1.08)
Net asset value, end of period (x)	$13.43	$13.16	$13.03	$12.69	$13.43
Total return (%) (r)(s)(t)(x)	10.33	8.12	6.06	0.07	(4.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.24	0.23	0.23	0.23	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.82	3.75	3.30	2.99	3.68
Portfolio turnover rate	6	9	17	18	14
Net assets at end of period (000 omitted)	$3,130	$3,077	$2,846	$2,724	$4,104

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$13.17	$13.04	$12.70	$13.44	$15.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.37	$0.30	$0.26	$0.39
Net realized and unrealized gain (loss)	0.62	0.54	0.34	(0.41)	(1.09)
Total from investment operations	$1.03	$0.91	$0.64	$(0.15)	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.39)	$(0.26)	$(0.23)	$(0.39)
From net realized gain	(0.47)	(0.39)	(0.04)	(0.36)	(0.51)
Total distributions declared to shareholders	$(0.89)	$(0.78)	$(0.30)	$(0.59)	$(0.90)
Net asset value, end of period (x)	$13.31	$13.17	$13.04	$12.70	$13.44
Total return (%) (r)(s)(t)(x)	7.86	7.06	4.99	(0.92)	(5.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.23	1.23	1.21
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	3.00	2.72	2.31	2.02	2.61
Portfolio turnover rate	6	9	17	18	14
Net assets at end of period (000 omitted)	$52	$337	$333	$347	$310

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$13.08	$12.96	$12.61	$13.35	$14.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.44	$0.36	$0.32	$0.47
Net realized and unrealized gain (loss)	0.82	0.53	0.35	(0.41)	(1.08)
Total from investment operations	$1.26	$0.97	$0.71	$(0.09)	$(0.61)
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.46)	$(0.32)	$(0.29)	$(0.48)
From net realized gain	(0.47)	(0.39)	(0.04)	(0.36)	(0.51)
Total distributions declared to shareholders	$(0.99)	$(0.85)	$(0.36)	$(0.65)	$(0.99)
Net asset value, end of period (x)	$13.35	$13.08	$12.96	$12.61	$13.35
Total return (%) (r)(s)(t)(x)	9.79	7.54	5.60	(0.48)	(4.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.74	0.73	0.73	0.73	0.71
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	3.30	3.25	2.80	2.51	3.15
Portfolio turnover rate	6	9	17	18	14
Net assets at end of period (000 omitted)	$9,606	$11,897	$12,648	$14,322	$16,771

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$13.09	$12.96	$12.63	$13.37	$14.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.47	$0.39	$0.35	$0.51
Net realized and unrealized gain (loss)	0.81	0.53	0.34	(0.41)	(1.08)
Total from investment operations	$1.29	$1.00	$0.73	$(0.06)	$(0.57)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.48)	$(0.36)	$(0.32)	$(0.53)
From net realized gain	(0.47)	(0.39)	(0.04)	(0.36)	(0.51)
Total distributions declared to shareholders	$(1.02)	$(0.87)	$(0.40)	$(0.68)	$(1.04)
Net asset value, end of period (x)	$13.36	$13.09	$12.96	$12.63	$13.37
Total return (%) (r)(s)(t)(x)	10.06	7.83	5.76	(0.18)	(4.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.49	0.48	0.48	0.48	0.46
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	3.57	3.48	3.07	2.75	3.43
Portfolio turnover rate	6	9	17	18	14
Net assets at end of period (000 omitted)	$68,214	$82,363	$106,722	$100,312	$109,420

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$13.22	$13.08	$12.73	$13.47	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.50	$0.42	$0.38	$0.52
Net realized and unrealized gain (loss)	0.83	0.55	0.36	(0.40)	(1.08)
Total from investment operations	$1.33	$1.05	$0.78	$(0.02)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.52)	$(0.39)	$(0.36)	$(0.55)
From net realized gain	(0.47)	(0.39)	(0.04)	(0.36)	(0.51)
Total distributions declared to shareholders	$(1.05)	$(0.91)	$(0.43)	$(0.72)	$(1.06)
Net asset value, end of period (x)	$13.50	$13.22	$13.08	$12.73	$13.47
Total return (%) (r)(s)(t)(x)	10.25	8.15	6.11	0.08	(4.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.23	0.23	0.23	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.65	3.71	3.26	2.99	3.43
Portfolio turnover rate	6	9	17	18	14
Net assets at end of period (000 omitted)	$14,320	$29,836	$29,500	$36,419	$34,089

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$13.20	$13.06	$12.73	$13.47	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.52	$0.45	$0.43	$0.58
Net realized and unrealized gain (loss)	0.81	0.55	0.33	(0.43)	(1.10)
Total from investment operations	$1.35	$1.07	$0.78	$0.00	$(0.52)
Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.54)	$(0.41)	$(0.38)	$(0.59)
From net realized gain	(0.47)	(0.39)	(0.04)	(0.36)	(0.51)
Total distributions declared to shareholders	$(1.08)	$(0.93)	$(0.45)	$(0.74)	$(1.10)
Net asset value, end of period (x)	$13.47	$13.20	$13.06	$12.73	$13.47
Total return (%) (r)(s)(t)(x)	10.45	8.32	6.12	0.24	(4.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.09	0.09	0.09	0.07
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.96	3.87	3.48	3.34	3.88
Portfolio turnover rate	6	9	17	18	14
Net assets at end of period (000 omitted)	$161,287	$189,936	$195,108	$158,548	$217,171

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.75	$15.70	$15.08	$16.03	$18.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.53	$0.42	$0.40	$0.72
Net realized and unrealized gain (loss)	1.40	0.76	0.79	(0.45)	(1.34)
Total from investment operations	$1.94	$1.29	$1.21	$(0.05)	$(0.62)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.55)	$(0.39)	$(0.37)	$(0.73)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.40)	$(1.24)	$(0.59)	$(0.90)	$(1.55)
Net asset value, end of period (x)	$16.29	$15.75	$15.70	$15.08	$16.03
Total return (%) (r)(s)(t)(x)	12.60	8.27	8.06	(0.02)	(4.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.44	0.44	0.45	0.44
Expenses after expense reductions (h)	0.24	0.24	0.25	0.25	0.25
Net investment income (loss) (l)	3.29	3.25	2.76	2.62	3.95
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$94,853	$91,791	$91,172	$78,198	$78,464

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.68	$15.55	$14.92	$15.82	$17.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.39	$0.30	$0.27	$0.55
Net realized and unrealized gain (loss)	1.40	0.77	0.77	(0.43)	(1.30)
Total from investment operations	$1.81	$1.16	$1.07	$(0.16)	$(0.75)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.24)	$(0.21)	$(0.57)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.22)	$(1.03)	$(0.44)	$(0.74)	$(1.39)
Net asset value, end of period (x)	$16.27	$15.68	$15.55	$14.92	$15.82
Total return (%) (r)(s)(t)(x)	11.75	7.47	7.19	(0.74)	(4.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.19	1.20	1.19
Expenses after expense reductions (h)	0.99	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	2.52	2.41	1.95	1.82	3.09
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$585	$1,142	$2,224	$3,104	$4,398

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.41	$15.38	$14.78	$15.69	$17.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.40	$0.30	$0.26	$0.56
Net realized and unrealized gain (loss)	1.38	0.74	0.76	(0.42)	(1.30)
Total from investment operations	$1.78	$1.14	$1.06	$(0.16)	$(0.74)
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.42)	$(0.26)	$(0.22)	$(0.59)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.26)	$(1.11)	$(0.46)	$(0.75)	$(1.41)
Net asset value, end of period (x)	$15.93	$15.41	$15.38	$14.78	$15.69
Total return (%) (r)(s)(t)(x)	11.79	7.44	7.21	(0.76)	(4.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.19	1.20	1.19
Expenses after expense reductions (h)	0.99	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	2.50	2.48	1.96	1.78	3.15
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$6,438	$7,121	$7,387	$8,025	$10,573

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.86	$15.81	$15.17	$16.12	$18.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.59	$0.59	$0.46	$0.43	$0.85
Net realized and unrealized gain (loss)	1.40	0.75	0.80	(0.45)	(1.43)
Total from investment operations	$1.99	$1.34	$1.26	$(0.02)	$(0.58)
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.60)	$(0.42)	$(0.40)	$(0.78)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.44)	$(1.29)	$(0.62)	$(0.93)	$(1.60)
Net asset value, end of period (x)	$16.41	$15.86	$15.81	$15.17	$16.12
Total return (%) (r)(s)(t)(x)	12.85	8.52	8.35	0.23	(4.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.19	0.19	0.20	0.19
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.55	3.62	2.98	2.81	4.65
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$8,669	$8,189	$5,535	$6,146	$6,552

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.62	$15.59	$14.97	$15.89	$18.05
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.41	$0.30	$0.28	$0.58
Net realized and unrealized gain (loss)	1.38	0.74	0.78	(0.44)	(1.34)
Total from investment operations	$1.80	$1.15	$1.08	$(0.16)	$(0.76)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.43)	$(0.26)	$(0.23)	$(0.58)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.28)	$(1.12)	$(0.46)	$(0.76)	$(1.40)
Net asset value, end of period (x)	$16.14	$15.62	$15.59	$14.97	$15.89
Total return (%) (r)(s)(t)(x)	11.78	7.40	7.24	(0.73)	(5.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.19	1.20	1.19
Expenses after expense reductions (h)	0.99	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	2.58	2.52	1.95	1.83	3.21
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$3,206	$3,103	$3,055	$3,347	$4,148

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.61	$15.57	$14.94	$15.88	$18.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.49	$0.37	$0.35	$0.65
Net realized and unrealized gain (loss)	1.38	0.75	0.80	(0.44)	(1.31)
Total from investment operations	$1.87	$1.24	$1.17	$(0.09)	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.51)	$(0.34)	$(0.32)	$(0.68)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.35)	$(1.20)	$(0.54)	$(0.85)	$(1.50)
Net asset value, end of period (x)	$16.13	$15.61	$15.57	$14.94	$15.88
Total return (%) (r)(s)(t)(x)	12.27	7.99	7.82	(0.26)	(4.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.68	0.69	0.69	0.70	0.69
Expenses after expense reductions (h)	0.49	0.49	0.50	0.50	0.50
Net investment income (loss) (l)	3.02	3.01	2.45	2.33	3.64
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$31,978	$34,541	$35,220	$46,256	$51,968

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.69	$15.65	$15.03	$15.98	$18.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.53	$0.42	$0.39	$0.69
Net realized and unrealized gain (loss)	1.40	0.75	0.79	(0.44)	(1.31)
Total from investment operations	$1.94	$1.28	$1.21	$(0.05)	$(0.62)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.55)	$(0.39)	$(0.37)	$(0.73)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.40)	$(1.24)	$(0.59)	$(0.90)	$(1.55)
Net asset value, end of period (x)	$16.23	$15.69	$15.65	$15.03	$15.98
Total return (%) (r)(s)(t)(x)	12.61	8.21	8.06	(0.01)	(4.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.44	0.44	0.45	0.44
Expenses after expense reductions (h)	0.24	0.24	0.25	0.25	0.25
Net investment income (loss) (l)	3.29	3.24	2.73	2.59	3.84
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$162,416	$195,870	$220,766	$199,271	$196,297

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.93	$15.87	$15.22	$16.17	$18.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.57	$0.44	$0.44	$0.71
Net realized and unrealized gain (loss)	1.44	0.77	0.83	(0.46)	(1.29)
Total from investment operations	$2.01	$1.34	$1.27	$(0.02)	$(0.58)
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.59)	$(0.42)	$(0.40)	$(0.77)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.44)	$(1.28)	$(0.62)	$(0.93)	$(1.59)
Net asset value, end of period (x)	$16.50	$15.93	$15.87	$15.22	$16.17
Total return (%) (r)(s)(t)(x)	12.87	8.51	8.36	0.24	(4.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.19	0.19	0.20	0.19
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.41	3.46	2.83	2.83	3.87
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$29,898	$42,040	$38,081	$59,570	$58,095

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.90	$15.84	$15.20	$16.15	$18.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.61	$0.60	$0.49	$0.49	$0.79
Net realized and unrealized gain (loss)	1.41	0.77	0.79	(0.48)	(1.35)
Total from investment operations	$2.02	$1.37	$1.28	$0.01	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.65)	$(0.62)	$(0.44)	$(0.43)	$(0.80)
From net realized gain	(0.82)	(0.69)	(0.20)	(0.53)	(0.82)
Total distributions declared to shareholders	$(1.47)	$(1.31)	$(0.64)	$(0.96)	$(1.62)
Net asset value, end of period (x)	$16.45	$15.90	$15.84	$15.20	$16.15
Total return (%) (r)(s)(t)(x)	12.97	8.68	8.49	0.40	(3.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.06	0.06	0.06	0.05
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.69	3.62	3.14	3.17	4.34
Portfolio turnover rate	5	9	14	18	15
Net assets at end of period (000 omitted)	$350,006	$357,861	$382,157	$288,629	$316,077

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.51	$16.96	$15.67	$16.63	$18.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.53	$0.51	$0.37	$0.38	$0.88
Net realized and unrealized gain (loss)	2.39	0.96	1.36	(0.40)	(1.44)
Total from investment operations	$2.92	$1.47	$1.73	$(0.02)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.52)	$(0.33)	$(0.37)	$(0.86)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.41)	$(0.92)	$(0.44)	$(0.94)	$(1.44)
Net asset value, end of period (x)	$19.02	$17.51	$16.96	$15.67	$16.63
Total return (%) (r)(s)(t)(x)	17.02	8.65	11.13	0.27	(3.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.46	0.46	0.47	0.47
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.83	2.86	2.29	2.44	4.67
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$50,733	$47,516	$42,511	$32,421	$29,272

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.51	$16.91	$15.59	$16.52	$18.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.37	$0.23	$0.26	$0.69
Net realized and unrealized gain (loss)	2.39	0.96	1.36	(0.39)	(1.39)
Total from investment operations	$2.79	$1.33	$1.59	$(0.13)	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.33)	$(0.16)	$(0.23)	$(0.70)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.07)	$(0.73)	$(0.27)	$(0.80)	$(1.28)
Net asset value, end of period (x)	$19.23	$17.51	$16.91	$15.59	$16.52
Total return (%) (r)(s)(t)(x)	16.19	7.85	10.24	(0.48)	(4.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.21	1.22	1.22	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.14	2.06	1.43	1.66	3.72
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$148	$334	$697	$1,067	$1,370

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.20	$16.66	$15.42	$16.40	$18.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.36	$0.24	$0.27	$0.69
Net realized and unrealized gain (loss)	2.35	0.95	1.33	(0.41)	(1.37)
Total from investment operations	$2.72	$1.31	$1.57	$(0.14)	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.37)	$(0.22)	$(0.27)	$(0.72)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.26)	$(0.77)	$(0.33)	$(0.84)	$(1.30)
Net asset value, end of period (x)	$18.66	$17.20	$16.66	$15.42	$16.40
Total return (%) (r)(s)(t)(x)	16.11	7.87	10.27	(0.55)	(4.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.21	1.21	1.22	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.03	2.07	1.52	1.74	3.72
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$5,416	$5,367	$5,285	$4,272	$3,413

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.57	$17.02	$15.72	$16.69	$18.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.58	$0.56	$0.42	$0.45	$0.88
Net realized and unrealized gain (loss)	2.41	0.95	1.36	(0.44)	(1.38)
Total from investment operations	$2.99	$1.51	$1.78	$0.01	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.56)	$(0.37)	$(0.41)	$(0.91)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.46)	$(0.96)	$(0.48)	$(0.98)	$(1.49)
Net asset value, end of period (x)	$19.10	$17.57	$17.02	$15.72	$16.69
Total return (%) (r)(s)(t)(x)	17.35	8.88	11.44	0.48	(3.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.21	0.21	0.22	0.22
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.08	3.09	2.54	2.83	4.69
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$9,370	$8,645	$8,302	$1,953	$1,365

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.42	$16.88	$15.61	$16.59	$18.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.38	$0.24	$0.26	$0.72
Net realized and unrealized gain (loss)	2.29	0.95	1.35	(0.40)	(1.42)
Total from investment operations	$2.74	$1.33	$1.59	$(0.14)	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.39)	$(0.21)	$(0.27)	$(0.72)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.26)	$(0.79)	$(0.32)	$(0.84)	$(1.30)
Net asset value, end of period (x)	$18.90	$17.42	$16.88	$15.61	$16.59
Total return (%) (r)(s)(t)(x)	16.03	7.85	10.25	(0.50)	(4.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.21	1.21	1.22	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.40	2.11	1.46	1.64	3.84
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$46	$1,358	$1,229	$998	$932

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.55	$16.98	$15.68	$16.64	$18.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.47	$0.32	$0.34	$0.75
Net realized and unrealized gain (loss)	2.43	0.96	1.37	(0.41)	(1.35)
Total from investment operations	$2.88	$1.43	$1.69	$(0.07)	$(0.60)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.46)	$(0.28)	$(0.32)	$(0.79)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.33)	$(0.86)	$(0.39)	$(0.89)	$(1.37)
Net asset value, end of period (x)	$19.10	$17.55	$16.98	$15.68	$16.64
Total return (%) (r)(s)(t)(x)	16.72	8.42	10.85	(0.05)	(4.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.71	0.72	0.72	0.72
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.39	2.62	1.98	2.19	4.01
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$9,749	$13,189	$14,018	$14,659	$17,075

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.55	$16.99	$15.69	$16.65	$18.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.51	$0.36	$0.38	$0.83
Net realized and unrealized gain (loss)	2.39	0.96	1.38	(0.40)	(1.38)
Total from investment operations	$2.93	$1.47	$1.74	$(0.02)	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.51)	$(0.33)	$(0.37)	$(0.86)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.41)	$(0.91)	$(0.44)	$(0.94)	$(1.44)
Net asset value, end of period (x)	$19.07	$17.55	$16.99	$15.69	$16.65
Total return (%) (r)(s)(t)(x)	17.01	8.65	11.14	0.24	(3.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.46	0.46	0.47	0.47
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.85	2.82	2.24	2.41	4.41
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$145,877	$155,985	$177,887	$140,851	$142,758

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.73	$17.15	$15.81	$16.78	$18.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.54	$0.35	$0.42	$0.78
Net realized and unrealized gain (loss)	2.47	1.00	1.45	(0.41)	(1.29)
Total from investment operations	$3.01	$1.54	$1.80	$0.01	$(0.51)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.56)	$(0.35)	$(0.41)	$(0.89)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.45)	$(0.96)	$(0.46)	$(0.98)	$(1.47)
Net asset value, end of period (x)	$19.29	$17.73	$17.15	$15.81	$16.78
Total return (%) (r)(s)(t)(x)	17.30	8.97	11.45	0.44	(3.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.21	0.22	0.22	0.22
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.82	2.99	2.16	2.65	4.12
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$21,096	$25,267	$27,498	$45,521	$39,766

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$17.69	$17.12	$15.80	$16.77	$18.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.61	$0.59	$0.44	$0.50	$0.94
Net realized and unrealized gain (loss)	2.41	0.97	1.38	(0.47)	(1.42)
Total from investment operations	$3.02	$1.56	$1.82	$0.03	$(0.48)
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.59)	$(0.39)	$(0.43)	$(0.93)
From net realized gain	(0.86)	(0.40)	(0.11)	(0.57)	(0.58)
Total distributions declared to shareholders	$(1.48)	$(0.99)	$(0.50)	$(1.00)	$(1.51)
Net asset value, end of period (x)	$19.23	$17.69	$17.12	$15.80	$16.77
Total return (%) (r)(s)(t)(x)	17.45	9.09	11.59	0.61	(3.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.07	0.07	0.07	0.07
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.21	3.26	2.66	3.13	4.97
Portfolio turnover rate	11	14	11	24	18
Net assets at end of period (000 omitted)	$397,478	$346,605	$315,531	$223,670	$237,753

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.27	$18.65	$17.01	$18.03	$20.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.52	$0.51	$0.34	$0.39	$0.94
Net realized and unrealized gain (loss)	3.53	1.11	1.91	(0.39)	(1.48)
Total from investment operations	$4.05	$1.62	$2.25	$0.00 (w)	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.52)	$(0.31)	$(0.39)	$(0.97)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.57)	$(1.00)	$(0.61)	$(1.02)	$(1.76)
Net asset value, end of period (x)	$21.75	$19.27	$18.65	$17.01	$18.03
Total return (%) (r)(s)(t)(x)	21.40	8.63	13.33	0.39	(3.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.45	0.45	0.46	0.45
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.48	2.58	1.89	2.29	4.60
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$85,279	$73,805	$67,188	$51,443	$50,245

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.27	$18.61	$16.93	$17.92	$20.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.34	$0.18	$0.26	$0.78
Net realized and unrealized gain (loss)	3.60	1.12	1.93	(0.39)	(1.48)
Total from investment operations	$3.90	$1.46	$2.11	$(0.13)	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.32)	$(0.13)	$(0.23)	$(0.79)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.27)	$(0.80)	$(0.43)	$(0.86)	$(1.58)
Net asset value, end of period (x)	$21.90	$19.27	$18.61	$16.93	$17.92
Total return (%) (r)(s)(t)(x)	20.56	7.80	12.50	(0.40)	(4.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.20	1.20	1.21	1.20
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.45	1.73	1.04	1.52	3.85
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$462	$956	$1,381	$1,972	$2,641

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$18.82	$18.23	$16.64	$17.64	$19.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.34	$0.20	$0.26	$0.77
Net realized and unrealized gain (loss)	3.45	1.09	1.86	(0.37)	(1.46)
Total from investment operations	$3.80	$1.43	$2.06	$(0.11)	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.36)	$(0.17)	$(0.26)	$(0.82)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.39)	$(0.84)	$(0.47)	$(0.89)	$(1.61)
Net asset value, end of period (x)	$21.23	$18.82	$18.23	$16.64	$17.64
Total return (%) (r)(s)(t)(x)	20.56	7.80	12.46	(0.30)	(4.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.20	1.20	1.21	1.20
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.68	1.75	1.13	1.57	3.84
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$5,953	$5,907	$6,208	$6,747	$7,809

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.44	$18.81	$17.15	$18.17	$20.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.59	$0.56	$0.40	$0.47	$1.04
Net realized and unrealized gain (loss)	3.56	1.12	1.91	(0.42)	(1.54)
Total from investment operations	$4.15	$1.68	$2.31	$0.05	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.57)	$(0.35)	$(0.44)	$(1.03)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.62)	$(1.05)	$(0.65)	$(1.07)	$(1.82)
Net asset value, end of period (x)	$21.97	$19.44	$18.81	$17.15	$18.17
Total return (%) (r)(s)(t)(x)	21.76	8.88	13.60	0.68	(3.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.20	0.20	0.21	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.76	2.80	2.19	2.75	5.06
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$16,424	$14,339	$13,391	$7,846	$5,129

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.06	$18.46	$16.84	$17.82	$20.13
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.35	$0.19	$0.25	$0.79
Net realized and unrealized gain (loss)	3.48	1.10	1.90	(0.37)	(1.48)
Total from investment operations	$3.85	$1.45	$2.09	$(0.12)	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.37)	$(0.17)	$(0.23)	$(0.83)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.40)	$(0.85)	$(0.47)	$(0.86)	$(1.62)
Net asset value, end of period (x)	$21.51	$19.06	$18.46	$16.84	$17.82
Total return (%) (r)(s)(t)(x)	20.55	7.82	12.46	(0.35)	(4.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.20	1.20	1.21	1.20
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.77	1.80	1.07	1.46	3.90
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$2,658	$3,135	$3,012	$3,063	$4,001

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.15	$18.53	$16.90	$17.91	$20.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.45	$0.28	$0.34	$0.87
Net realized and unrealized gain (loss)	3.52	1.11	1.91	(0.38)	(1.46)
Total from investment operations	$3.98	$1.56	$2.19	$(0.04)	$(0.59)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.46)	$(0.26)	$(0.34)	$(0.92)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.51)	$(0.94)	$(0.56)	$(0.97)	$(1.71)
Net asset value, end of period (x)	$21.62	$19.15	$18.53	$16.90	$17.91
Total return (%) (r)(s)(t)(x)	21.16	8.40	13.03	0.14	(3.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.68	0.70	0.70	0.71	0.70
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.19	2.29	1.59	2.00	4.26
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$43,012	$38,622	$40,651	$40,810	$44,155

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.26	$18.64	$17.00	$18.02	$20.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.53	$0.50	$0.33	$0.39	$0.94
Net realized and unrealized gain (loss)	3.53	1.11	1.92	(0.39)	(1.48)
Total from investment operations	$4.06	$1.61	$2.25	$0.00 (w)	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.51)	$(0.31)	$(0.39)	$(0.98)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.56)	$(0.99)	$(0.61)	$(1.02)	$(1.77)
Net asset value, end of period (x)	$21.76	$19.26	$18.64	$17.00	$18.02
Total return (%) (r)(s)(t)(x)	21.50	8.61	13.31	0.39	(3.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.45	0.45	0.46	0.45
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.50	2.53	1.86	2.27	4.60
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$182,894	$192,893	$215,273	$176,070	$171,589

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.57	$18.92	$17.24	$18.26	$20.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.54	$0.35	$0.43	$0.91
Net realized and unrealized gain (loss)	3.62	1.15	1.97	(0.39)	(1.40)
Total from investment operations	$4.17	$1.69	$2.32	$0.04	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.56)	$(0.34)	$(0.43)	$(1.02)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.61)	$(1.04)	$(0.64)	$(1.06)	$(1.81)
Net asset value, end of period (x)	$22.13	$19.57	$18.92	$17.24	$18.26
Total return (%) (r)(s)(t)(x)	21.74	8.90	13.58	0.64	(3.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.20	0.20	0.21	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.58	2.68	1.95	2.50	4.36
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$39,229	$40,946	$41,884	$51,695	$41,621

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.54	$18.89	$17.22	$18.24	$20.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.62	$0.58	$0.41	$0.51	$1.06
Net realized and unrealized gain (loss)	3.58	1.14	1.93	(0.44)	(1.52)
Total from investment operations	$4.20	$1.72	$2.34	$0.07	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.59)	$(0.37)	$(0.46)	$(1.06)
From net realized gain	(1.02)	(0.48)	(0.30)	(0.63)	(0.79)
Total distributions declared to shareholders	$(1.65)	$(1.07)	$(0.67)	$(1.09)	$(1.85)
Net asset value, end of period (x)	$22.09	$19.54	$18.89	$17.22	$18.24
Total return (%) (r)(s)(t)(x)	21.91	9.08	13.72	0.80	(3.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.06	0.06	0.07	0.06
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.87	2.90	2.30	2.98	5.12
Portfolio turnover rate	8	13	9	18	14
Net assets at end of period (000 omitted)	$457,760	$394,674	$378,212	$273,761	$243,550

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.18	$18.49	$16.73	$17.72	$19.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.46	$0.30	$0.36	$0.97
Net realized and unrealized gain (loss)	3.84	1.15	2.01	(0.36)	(1.46)
Total from investment operations	$4.33	$1.61	$2.31	$0.00	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.46)	$(0.28)	$(0.36)	$(0.98)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.56)	$(0.92)	$(0.55)	$(0.99)	$(1.63)
Net asset value, end of period (x)	$21.95	$19.18	$18.49	$16.73	$17.72
Total return (%) (r)(s)(t)(x)	23.03	8.65	13.87	0.37	(3.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.48	0.48	0.50	0.49
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.32	2.32	1.69	2.14	4.83
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$38,977	$36,371	$34,162	$23,665	$19,763

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.16	$18.42	$16.64	$17.60	$19.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.30	$0.14	$0.23	$0.79
Net realized and unrealized gain (loss)	3.85	1.16	2.01	(0.35)	(1.44)
Total from investment operations	$4.16	$1.46	$2.15	$(0.12)	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.26)	$(0.10)	$(0.21)	$(0.81)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.32)	$(0.72)	$(0.37)	$(0.84)	$(1.46)
Net asset value, end of period (x)	$22.00	$19.16	$18.42	$16.64	$17.60
Total return (%) (r)(s)(t)(x)	22.12	7.86	12.99	(0.36)	(4.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.49	1.53	0.80	1.39	3.98
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$150	$264	$435	$676	$736

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$18.88	$18.20	$16.49	$17.50	$19.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.30	$0.15	$0.25	$0.78
Net realized and unrealized gain (loss)	3.77	1.15	1.98	(0.38)	(1.42)
Total from investment operations	$4.09	$1.45	$2.13	$(0.13)	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.31)	$(0.15)	$(0.25)	$(0.83)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.40)	$(0.77)	$(0.42)	$(0.88)	$(1.48)
Net asset value, end of period (x)	$21.57	$18.88	$18.20	$16.49	$17.50
Total return (%) (r)(s)(t)(x)	22.07	7.87	12.99	(0.38)	(4.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.53	1.56	0.88	1.52	3.93
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$3,334	$3,064	$3,204	$2,642	$2,027

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.32	$18.61	$16.84	$17.82	$19.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.50	$0.35	$0.39	$1.01
Net realized and unrealized gain (loss)	3.87	1.18	2.01	(0.35)	(1.45)
Total from investment operations	$4.41	$1.68	$2.36	$0.04	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.51)	$(0.32)	$(0.39)	$(1.03)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.61)	$(0.97)	$(0.59)	$(1.02)	$(1.68)
Net asset value, end of period (x)	$22.12	$19.32	$18.61	$16.84	$17.82
Total return (%) (r)(s)(t)(x)	23.31	8.96	14.11	0.66	(3.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.22	0.22	0.25	0.24
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.53	2.54	1.98	2.32	5.03
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$14,012	$12,335	$11,779	$3,190	$2,458

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.09	$18.41	$16.68	$17.67	$19.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.31	$0.15	$0.23	$0.69
Net realized and unrealized gain (loss)	3.73	1.16	2.00	(0.35)	(1.34)
Total from investment operations	$4.16	$1.47	$2.15	$(0.12)	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.33)	$(0.15)	$(0.24)	$(0.77)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.41)	$(0.79)	$(0.42)	$(0.87)	$(1.42)
Net asset value, end of period (x)	$21.84	$19.09	$18.41	$16.68	$17.67
Total return (%) (r)(s)(t)(x)	22.22	7.91	12.93	(0.36)	(4.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.23	1.23	1.25	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.03	1.58	0.85	1.39	3.47
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$52	$774	$636	$522	$398

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.14	$18.45	$16.68	$17.66	$19.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.42	$0.23	$0.31	$0.84
Net realized and unrealized gain (loss)	3.88	1.14	2.02	(0.36)	(1.38)
Total from investment operations	$4.26	$1.56	$2.25	$(0.05)	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.41)	$(0.21)	$(0.30)	$(0.90)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.48)	$(0.87)	$(0.48)	$(0.93)	$(1.55)
Net asset value, end of period (x)	$21.92	$19.14	$18.45	$16.68	$17.66
Total return (%) (r)(s)(t)(x)	22.69	8.39	13.59	0.09	(3.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.72	0.73	0.75	0.74
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.82	2.14	1.32	1.84	4.21
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$9,518	$9,961	$9,755	$10,413	$11,276

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.18	$18.48	$16.72	$17.70	$19.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.46	$0.29	$0.36	$0.92
Net realized and unrealized gain (loss)	3.83	1.16	2.01	(0.36)	(1.41)
Total from investment operations	$4.32	$1.62	$2.30	$0.00	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.46)	$(0.27)	$(0.35)	$(0.98)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.56)	$(0.92)	$(0.54)	$(0.98)	$(1.63)
Net asset value, end of period (x)	$21.94	$19.18	$18.48	$16.72	$17.70
Total return (%) (r)(s)(t)(x)	22.97	8.68	13.85	0.39	(3.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.47	0.48	0.50	0.49
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.34	2.32	1.64	2.13	4.61
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$139,731	$145,617	$165,730	$129,497	$127,223

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.37	$18.65	$16.86	$17.84	$19.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.49	$0.29	$0.40	$0.85
Net realized and unrealized gain (loss)	3.97	1.20	2.07	(0.36)	(1.30)
Total from investment operations	$4.42	$1.69	$2.36	$0.04	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.51)	$(0.30)	$(0.39)	$(1.00)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.59)	$(0.97)	$(0.57)	$(1.02)	$(1.65)
Net asset value, end of period (x)	$22.20	$19.37	$18.65	$16.86	$17.84
Total return (%) (r)(s)(t)(x)	23.32	8.98	14.11	0.64	(3.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.23	0.23	0.25	0.24
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.08	2.48	1.63	2.38	4.18
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$13,640	$20,375	$20,246	$23,492	$20,668

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.33	$18.62	$16.84	$17.82	$19.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.54	$0.36	$0.50	$1.05
Net realized and unrealized gain (loss)	3.87	1.17	2.02	(0.43)	(1.46)
Total from investment operations	$4.44	$1.71	$2.38	$0.07	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.54)	$(0.33)	$(0.42)	$(1.05)
From net realized gain	(1.05)	(0.46)	(0.27)	(0.63)	(0.65)
Total distributions declared to shareholders	$(1.64)	$(1.00)	$(0.60)	$(1.05)	$(1.70)
Net asset value, end of period (x)	$22.13	$19.33	$18.62	$16.84	$17.82
Total return (%) (r)(s)(t)(x)	23.47	9.11	14.27	0.82	(2.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.08	0.08	0.10	0.09
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.68	2.70	2.03	2.99	5.23
Portfolio turnover rate	8	14	9	23	18
Net assets at end of period (000 omitted)	$342,706	$287,225	$261,476	$197,399	$166,911

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$23.11	$22.21	$20.09	$21.30	$23.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.56	$0.51	$0.32	$0.43	$1.17
Net realized and unrealized gain (loss)	4.96	1.44	2.51	(0.44)	(1.73)
Total from investment operations	$5.52	$1.95	$2.83	$(0.01)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.52)	$(0.31)	$(0.44)	$(1.18)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.83)	$(1.05)	$(0.71)	$(1.20)	$(2.12)
Net asset value, end of period (x)	$26.80	$23.11	$22.21	$20.09	$21.30
Total return (%) (r)(s)(t)(x)	24.39	8.72	14.17	0.34	(3.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.47	0.48	0.50	0.50
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.17	2.14	1.51	2.12	4.85
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$46,345	$39,991	$37,887	$27,752	$22,761

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.88	$21.96	$19.80	$20.96	$23.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.31	$0.12	$0.26	$0.95
Net realized and unrealized gain (loss)	4.93	1.43	2.51	(0.40)	(1.70)
Total from investment operations	$5.27	$1.74	$2.63	$(0.14)	$(0.75)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.29)	$(0.07)	$(0.26)	$(0.97)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.59)	$(0.82)	$(0.47)	$(1.02)	$(1.91)
Net asset value, end of period (x)	$26.56	$22.88	$21.96	$19.80	$20.96
Total return (%) (r)(s)(t)(x)	23.44	7.88	13.32	(0.37)	(4.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.25
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.32	1.33	0.57	1.30	3.98
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$373	$459	$650	$987	$1,265

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.53	$21.68	$19.63	$20.83	$23.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.31	$0.14	$0.28	$0.91
Net realized and unrealized gain (loss)	4.84	1.41	2.46	(0.43)	(1.65)
Total from investment operations	$5.18	$1.72	$2.60	$(0.15)	$(0.74)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.34)	$(0.15)	$(0.29)	$(0.98)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.63)	$(0.87)	$(0.55)	$(1.05)	$(1.92)
Net asset value, end of period (x)	$26.08	$22.53	$21.68	$19.63	$20.83
Total return (%) (r)(s)(t)(x)	23.44	7.88	13.33	(0.37)	(4.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.25
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.36	1.34	0.69	1.42	3.85
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$4,415	$4,100	$4,204	$3,521	$3,223

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$23.14	$22.23	$20.10	$21.27	$23.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.62	$0.57	$0.36	$0.60	$1.18
Net realized and unrealized gain (loss)	4.96	1.45	2.53	(0.56)	(1.68)
Total from investment operations	$5.58	$2.02	$2.89	$0.04	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.58)	$(0.36)	$(0.45)	$(1.24)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.89)	$(1.11)	$(0.76)	$(1.21)	$(2.18)
Net asset value, end of period (x)	$26.83	$23.14	$22.23	$20.10	$21.27
Total return (%) (r)(s)(t)(x)	24.65	9.03	14.46	0.60	(3.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.22	0.23	0.25	0.25
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.39	2.41	1.68	3.00	4.92
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$9,398	$7,780	$7,824	$2,425	$1,445

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.62	$21.78	$19.72	$20.91	$23.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.33	$0.15	$0.29	$0.95
Net realized and unrealized gain (loss)	4.83	1.40	2.46	(0.44)	(1.69)
Total from investment operations	$5.21	$1.73	$2.61	$(0.15)	$(0.74)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.36)	$(0.15)	$(0.28)	$(1.00)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.66)	$(0.89)	$(0.55)	$(1.04)	$(1.94)
Net asset value, end of period (x)	$26.17	$22.62	$21.78	$19.72	$20.91
Total return (%) (r)(s)(t)(x)	23.46	7.88	13.32	(0.37)	(4.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.23	1.25	1.25
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.51	1.42	0.73	1.49	4.02
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$887	$916	$826	$680	$731

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.85	$21.97	$19.86	$21.06	$23.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.45	$0.24	$0.36	$1.00
Net realized and unrealized gain (loss)	4.96	1.42	2.50	(0.42)	(1.62)
Total from investment operations	$5.39	$1.87	$2.74	$(0.06)	$(0.62)
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.46)	$(0.23)	$(0.38)	$(1.08)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.74)	$(0.99)	$(0.63)	$(1.14)	$(2.02)
Net asset value, end of period (x)	$26.50	$22.85	$21.97	$19.86	$21.06
Total return (%) (r)(s)(t)(x)	24.05	8.46	13.89	0.07	(3.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.72	0.73	0.75	0.75
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.68	1.92	1.14	1.82	4.18
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$15,897	$16,547	$15,982	$18,388	$19,078

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$22.90	$22.01	$19.91	$21.11	$23.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.50	$0.31	$0.42	$1.10
Net realized and unrealized gain (loss)	4.91	1.44	2.49	(0.42)	(1.67)
Total from investment operations	$5.46	$1.94	$2.80	$0.00	$(0.57)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.52)	$(0.30)	$(0.44)	$(1.17)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.83)	$(1.05)	$(0.70)	$(1.20)	$(2.11)
Net asset value, end of period (x)	$26.53	$22.90	$22.01	$19.91	$21.11
Total return (%) (r)(s)(t)(x)	24.34	8.74	14.18	0.37	(3.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.47	0.48	0.50	0.50
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.18	2.13	1.49	2.09	4.60
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$152,864	$147,222	$157,398	$121,060	$118,076

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$23.15	$22.24	$20.10	$21.31	$23.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.51	$0.34	$0.45	$0.94
Net realized and unrealized gain (loss)	5.05	1.50	2.55	(0.41)	(1.46)
Total from investment operations	$5.60	$2.01	$2.89	$0.04	$(0.52)
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.57)	$(0.35)	$(0.49)	$(1.20)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.89)	$(1.10)	$(0.75)	$(1.25)	$(2.14)
Net asset value, end of period (x)	$26.86	$23.15	$22.24	$20.10	$21.31
Total return (%) (r)(s)(t)(x)	24.68	8.98	14.49	0.57	(3.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.22	0.23	0.25	0.25
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.14	2.15	1.61	2.24	3.88
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$32,822	$34,359	$38,189	$44,972	$24,207

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$23.12	$22.21	$20.08	$21.29	$23.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.65	$0.60	$0.40	$0.57	$1.26
Net realized and unrealized gain (loss)	4.97	1.45	2.51	(0.50)	(1.72)
Total from investment operations	$5.62	$2.05	$2.91	$0.07	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.67)	$(0.61)	$(0.38)	$(0.52)	$(1.27)
From net realized gain	(1.26)	(0.53)	(0.40)	(0.76)	(0.94)
Total distributions declared to shareholders	$(1.93)	$(1.14)	$(0.78)	$(1.28)	$(2.21)
Net asset value, end of period (x)	$26.81	$23.12	$22.21	$20.08	$21.29
Total return (%) (r)(s)(t)(x)	24.83	9.20	14.60	0.74	(2.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.08	0.08	0.10	0.09
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.53	2.55	1.88	2.85	5.23
Portfolio turnover rate	7	13	7	21	17
Net assets at end of period (000 omitted)	$356,834	$305,358	$284,955	$193,767	$147,729

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.95	$19.12	$17.30	$18.30	$20.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.40	$0.27	$0.37	$1.02
Net realized and unrealized gain (loss)	4.30	1.28	2.16	(0.37)	(1.52)
Total from investment operations	$4.78	$1.68	$2.43	$0.00	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.45)	$(0.26)	$(0.36)	$(1.02)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.43)	$(0.85)	$(0.61)	$(1.00)	$(1.62)
Net asset value, end of period (x)	$23.30	$19.95	$19.12	$17.30	$18.30
Total return (%) (r)(s)(t)(x)	24.44	8.72	14.17	0.36	(3.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.51	0.52	0.56	0.56
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.18	1.95	1.51	2.12	4.94
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$28,563	$24,603	$26,236	$19,429	$15,144

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.94	$19.10	$17.25	$18.22	$20.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.28	$0.11	$0.22	$0.82
Net realized and unrealized gain (loss)	4.36	1.24	2.17	(0.35)	(1.48)
Total from investment operations	$4.63	$1.52	$2.28	$(0.13)	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.28)	$(0.08)	$(0.20)	$(0.85)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.18)	$(0.68)	$(0.43)	$(0.84)	$(1.45)
Net asset value, end of period (x)	$23.39	$19.94	$19.10	$17.25	$18.22
Total return (%) (r)(s)(t)(x)	23.59	7.92	13.32	(0.41)	(4.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.17	1.26	1.27	1.31	1.31
Expenses after expense reductions (h)	0.95	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.23	1.39	0.63	1.30	3.96
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$226	$291	$383	$502	$590

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.64	$18.85	$17.06	$18.06	$20.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.28	$0.12	$0.23	$0.82
Net realized and unrealized gain (loss)	4.25	1.22	2.14	(0.36)	(1.47)
Total from investment operations	$4.54	$1.50	$2.26	$(0.13)	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.12)	$(0.23)	$(0.86)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.26)	$(0.71)	$(0.47)	$(0.87)	$(1.46)
Net asset value, end of period (x)	$22.92	$19.64	$18.85	$17.06	$18.06
Total return (%) (r)(s)(t)(x)	23.50	7.87	13.34	(0.43)	(4.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.26	1.27	1.31	1.31
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.33	1.40	0.69	1.35	4.03
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$3,301	$2,843	$2,889	$2,588	$2,426

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.97	$19.16	$17.33	$18.33	$20.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.49	$0.34	$0.36	$1.00
Net realized and unrealized gain (loss)	4.30	1.23	2.14	(0.32)	(1.45)
Total from investment operations	$4.84	$1.72	$2.48	$0.04	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.51)	$(0.30)	$(0.40)	$(1.07)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.48)	$(0.91)	$(0.65)	$(1.04)	$(1.67)
Net asset value, end of period (x)	$23.33	$19.97	$19.16	$17.33	$18.33
Total return (%) (r)(s)(t)(x)	24.75	8.93	14.49	0.62	(3.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.26	0.27	0.31	0.31
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.41	2.39	1.86	2.10	4.85
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$4,656	$3,999	$3,821	$1,314	$512

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.66	$18.89	$17.12	$18.14	$20.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.28	$0.13	$0.23	$0.81
Net realized and unrealized gain (loss)	4.14	1.22	2.13	(0.36)	(1.46)
Total from investment operations	$4.57	$1.50	$2.26	$(0.13)	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.33)	$(0.14)	$(0.25)	$(0.87)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.29)	$(0.73)	$(0.49)	$(0.89)	$(1.47)
Net asset value, end of period (x)	$22.94	$19.66	$18.89	$17.12	$18.14
Total return (%) (r)(s)(t)(x)	23.66	7.87	13.34	(0.42)	(4.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.26	1.27	1.31	1.31
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.97	1.38	0.74	1.37	3.95
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$180	$2,216	$1,684	$1,070	$701

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.94	$19.13	$17.30	$18.29	$20.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.39	$0.22	$0.31	$0.83
Net realized and unrealized gain (loss)	4.37	1.23	2.16	(0.35)	(1.38)
Total from investment operations	$4.72	$1.62	$2.38	$(0.04)	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.41)	$(0.20)	$(0.31)	$(0.91)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.34)	$(0.81)	$(0.55)	$(0.95)	$(1.51)
Net asset value, end of period (x)	$23.32	$19.94	$19.13	$17.30	$18.29
Total return (%) (r)(s)(t)(x)	24.13	8.43	13.89	0.10	(3.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	0.76	0.77	0.81	0.81
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.56	1.93	1.19	1.80	4.02
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$10,721	$11,094	$9,538	$9,003	$8,981

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$19.95	$19.13	$17.31	$18.31	$20.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.43	$0.27	$0.36	$0.97
Net realized and unrealized gain (loss)	4.30	1.25	2.16	(0.36)	(1.46)
Total from investment operations	$4.78	$1.68	$2.43	$0.00	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.46)	$(0.26)	$(0.36)	$(1.02)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.43)	$(0.86)	$(0.61)	$(1.00)	$(1.62)
Net asset value, end of period (x)	$23.30	$19.95	$19.13	$17.31	$18.31
Total return (%) (r)(s)(t)(x)	24.44	8.71	14.16	0.34	(3.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.51	0.52	0.56	0.56
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.18	2.12	1.51	2.09	4.69
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$114,326	$105,695	$107,463	$76,726	$73,743

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$20.18	$19.34	$17.47	$18.47	$20.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.46	$0.26	$0.41	$0.80
Net realized and unrealized gain (loss)	4.45	1.29	2.24	(0.37)	(1.25)
Total from investment operations	$4.89	$1.75	$2.50	$0.04	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.51)	$(0.28)	$(0.40)	$(1.04)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.47)	$(0.91)	$(0.63)	$(1.04)	$(1.64)
Net asset value, end of period (x)	$23.60	$20.18	$19.34	$17.47	$18.47
Total return (%) (r)(s)(t)(x)	24.73	8.97	14.47	0.58	(3.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.26	0.27	0.31	0.31
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.94	2.24	1.44	2.34	3.86
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$11,470	$12,635	$12,123	$18,660	$14,606

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$20.15	$19.32	$17.46	$18.46	$20.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.53	$0.35	$0.49	$1.11
Net realized and unrealized gain (loss)	4.36	1.24	2.18	(0.42)	(1.53)
Total from investment operations	$4.93	$1.77	$2.53	$0.07	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.54)	$(0.32)	$(0.43)	$(1.10)
From net realized gain	(0.94)	(0.40)	(0.35)	(0.64)	(0.60)
Total distributions declared to shareholders	$(1.52)	$(0.94)	$(0.67)	$(1.07)	$(1.70)
Net asset value, end of period (x)	$23.56	$20.15	$19.32	$17.46	$18.46
Total return (%) (r)(s)(t)(x)	24.94	9.11	14.66	0.75	(2.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.11	0.12	0.15	0.15
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.52	2.55	1.89	2.82	5.32
Portfolio turnover rate	10	15	7	13	19
Net assets at end of period (000 omitted)	$278,057	$218,596	$193,673	$133,208	$87,462

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.08	$15.37	$13.87	$14.54	$15.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.36	$0.22	$0.30	$0.78
Net realized and unrealized gain (loss)	3.47	0.97	1.72	(0.30)	(1.22)
Total from investment operations	$3.86	$1.33	$1.94	$0.00 (w)	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.36)	$(0.20)	$(0.28)	$(0.79)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.10)	$(0.62)	$(0.44)	$(0.67)	$(1.01)
Net asset value, end of period (x)	$18.84	$16.08	$15.37	$13.87	$14.54
Total return (%) (r)(s)(t)(x)	24.43	8.61	14.12	0.35	(3.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53	0.59	0.61	0.70	0.79
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.17	2.18	1.48	2.17	4.80
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$22,838	$18,302	$15,598	$11,316	$8,023

	Year ended
Class B	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.16	$15.40	$13.87	$14.52	$15.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.35	$0.08	$0.19	$0.65
Net realized and unrealized gain (loss)	3.49	0.99	1.75	(0.29)	(1.21)
Total from investment operations	$3.87	$1.34	$1.83	$(0.10)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.32)	$(0.06)	$(0.16)	$(0.65)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.09)	$(0.58)	$(0.30)	$(0.55)	$(0.87)
Net asset value, end of period (x)	$18.94	$16.16	$15.40	$13.87	$14.52
Total return (%) (r)(s)(t)(x)	24.39	8.62	13.27	(0.41)	(4.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53	0.58	1.36	1.45	1.54
Expenses after expense reductions (h)	0.25	0.25	1.00	1.00	1.00
Net investment income (loss) (l)	2.11	2.12	0.58	1.35	4.02
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$159	$146	$150	$168	$179

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$15.90	$15.21	$13.74	$14.41	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.22	$0.10	$0.19	$0.67
Net realized and unrealized gain (loss)	3.42	0.98	1.71	(0.29)	(1.23)
Total from investment operations	$3.67	$1.20	$1.81	$(0.10)	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.25)	$(0.10)	$(0.18)	$(0.67)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(0.97)	$(0.51)	$(0.34)	$(0.57)	$(0.89)
Net asset value, end of period (x)	$18.60	$15.90	$15.21	$13.74	$14.41
Total return (%) (r)(s)(t)(x)	23.48	7.79	13.30	(0.40)	(4.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.28	1.34	1.36	1.45	1.54
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.39	1.36	0.71	1.38	4.14
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$2,114	$1,677	$1,468	$1,091	$891

	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.24	$15.51	$13.99	$14.65	$16.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.38	$0.26	$0.33	$0.85
Net realized and unrealized gain (loss)	3.47	1.01	1.73	(0.29)	(1.25)
Total from investment operations	$3.93	$1.39	$1.99	$0.04	$(0.40)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.40)	$(0.23)	$(0.31)	$(0.82)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.14)	$(0.66)	$(0.47)	$(0.70)	$(1.04)
Net asset value, end of period (x)	$19.03	$16.24	$15.51	$13.99	$14.65
Total return (%) (r)(s)(t)(x)	24.67	8.92	14.39	0.64	(3.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.28	0.34	0.36	0.45	0.54
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.55	2.30	1.78	2.38	5.20
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$1,339	$896	$576	$396	$295

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.19	$15.47	$13.95	$14.57	$16.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.36	$0.21	$0.26	$0.65
Net realized and unrealized gain (loss)	3.50	0.98	1.75	(0.29)	(1.22)
Total from investment operations	$3.88	$1.34	$1.96	$(0.03)	$(0.57)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.36)	$(0.20)	$(0.20)	$(0.65)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.10)	$(0.62)	$(0.44)	$(0.59)	$(0.87)
Net asset value, end of period (x)	$18.97	$16.19	$15.47	$13.95	$14.57
Total return (%) (r)(s)(t)(x)	24.37	8.61	14.15	0.09	(4.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53	0.59	0.61	0.96	1.54
Expenses after expense reductions (h)	0.25	0.25	0.25	0.50	1.00
Net investment income (loss) (l)	2.12	2.16	1.46	1.85	3.99
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$127	$102	$94	$82	$82

	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.06	$15.36	$13.86	$14.52	$15.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.32	$0.18	$0.23	$0.75
Net realized and unrealized gain (loss)	3.55	0.97	1.73	(0.27)	(1.23)
Total from investment operations	$3.80	$1.29	$1.91	$(0.04)	$(0.48)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.33)	$(0.17)	$(0.23)	$(0.75)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.00)	$(0.59)	$(0.41)	$(0.62)	$(0.97)
Net asset value, end of period (x)	$18.86	$16.06	$15.36	$13.86	$14.52
Total return (%) (r)(s)(t)(x)	24.05	8.32	13.92	0.04	(3.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.78	0.84	0.86	0.96	1.04
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.37	1.93	1.23	1.66	4.62
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$3,215	$3,988	$3,262	$2,203	$2,107

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.11	$15.39	$13.89	$14.56	$16.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.35	$0.22	$0.30	$0.77
Net realized and unrealized gain (loss)	3.46	0.99	1.72	(0.30)	(1.21)
Total from investment operations	$3.86	$1.34	$1.94	$0.00 (w)	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.36)	$(0.20)	$(0.28)	$(0.78)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.10)	$(0.62)	$(0.44)	$(0.67)	$(1.00)
Net asset value, end of period (x)	$18.87	$16.11	$15.39	$13.89	$14.56
Total return (%) (r)(s)(t)(x)	24.38	8.64	14.12	0.36	(3.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.53	0.59	0.61	0.70	0.79
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.21	2.10	1.51	2.17	4.74
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$72,521	$66,823	$63,579	$43,119	$28,505

	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.23	$15.50	$13.97	$14.64	$16.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.40	$0.23	$0.32	$0.57
Net realized and unrealized gain (loss)	3.54	0.99	1.77	(0.29)	(0.98)
Total from investment operations	$3.94	$1.39	$2.00	$0.03	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.40)	$(0.23)	$(0.31)	$(0.80)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.14)	$(0.66)	$(0.47)	$(0.70)	$(1.02)
Net asset value, end of period (x)	$19.03	$16.23	$15.50	$13.97	$14.64
Total return (%) (r)(s)(t)(x)	24.71	8.91	14.45	0.57	(3.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.28	0.34	0.36	0.45	0.55
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.23	2.39	1.56	2.29	3.51
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$6,263	$5,668	$4,458	$7,987	$3,227

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22
Net asset value, beginning of period	$16.28	$15.55	$14.01	$14.67	$16.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.42	$0.28	$0.40	$0.88
Net realized and unrealized gain (loss)	3.51	1.00	1.75	(0.34)	(1.26)
Total from investment operations	$3.97	$1.42	$2.03	$0.06	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.43)	$(0.25)	$(0.33)	$(0.84)
From net realized gain	(0.71)	(0.26)	(0.24)	(0.39)	(0.22)
Total distributions declared to shareholders	$(1.17)	$(0.69)	$(0.49)	$(0.72)	$(1.06)
Net asset value, end of period (x)	$19.08	$16.28	$15.55	$14.01	$14.67
Total return (%) (r)(s)(t)(x)	24.83	9.05	14.65	0.77	(3.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.13	0.19	0.21	0.31	0.40
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.53	2.54	1.89	2.87	5.38
Portfolio turnover rate	15	18	7	14	18
Net assets at end of period (000 omitted)	$163,047	$120,351	$103,606	$60,227	$35,897

(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.87	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.22	$0.14	$0.18	$0.21
Net realized and unrealized gain (loss)	2.12	0.60	1.05	(0.17)(g)	(1.12)
Total from investment operations	$2.37	$0.82	$1.19	$0.01	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.13)	$(0.18)	$(0.41)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.53)	$(0.34)	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$11.71	$9.87	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	24.39	8.67	14.19	0.42	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.02	1.48	2.25	10.09	11.82 (a)
Expenses after expense reductions (h)	0.25	0.24	0.22	0.15	0.12 (a)
Net investment income (loss) (l)	2.22	2.18	1.55	2.24	3.44 (a)
Portfolio turnover rate	21	22	25	15	4 (n)
Net assets at end of period (000 omitted)	$3,802	$2,103	$1,332	$539	$240

	Year ended
Class C	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.81	$9.36	$8.37	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.15	$0.06	$0.12	$0.40
Net realized and unrealized gain (loss)	2.13	0.58	1.07	(0.18)(g)	(1.35)
Total from investment operations	$2.28	$0.73	$1.13	$(0.06)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$(0.08)	$(0.12)	$(0.38)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.46)	$(0.28)	$(0.14)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$11.63	$9.81	$9.36	$8.37	$8.67
Total return (%) (r)(s)(t)(x)	23.56	7.77	13.47	(0.42)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.75	2.20	3.04	11.64	13.66 (a)
Expenses after expense reductions (h)	1.00	0.99	0.97	0.89	0.87 (a)
Net investment income (loss) (l)	1.40	1.47	0.73	1.51	6.35 (a)
Portfolio turnover rate	21	22	25	15	4 (n)
Net assets at end of period (000 omitted)	$544	$303	$183	$89	$52

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Year ended
Class I	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.91	$9.43	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.20	$0.16	$0.23	$0.48
Net realized and unrealized gain (loss)	2.12	0.64	1.06	(0.21)(g)	(1.37)
Total from investment operations	$2.41	$0.84	$1.22	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.14)	$(0.19)	$(0.41)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.55)	$(0.36)	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$11.77	$9.91	$9.43	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	24.75	8.86	14.58	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	1.21	2.15	10.51	12.75 (a)
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00 (a)
Net investment income (loss) (l)	2.59	1.94	1.80	2.75	7.56 (a)
Portfolio turnover rate	21	22	25	15	4 (n)
Net assets at end of period (000 omitted)	$747	$327	$101	$64	$46

	Year ended
Class R1	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.86	$9.38	$8.38	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.14	$0.07	$0.13	$0.42
Net realized and unrealized gain (loss)	2.14	0.60	1.05	(0.18)(g)	(1.37)
Total from investment operations	$2.29	$0.74	$1.12	$(0.05)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.06)	$(0.12)	$(0.38)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.44)	$(0.26)	$(0.12)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$11.71	$9.86	$9.38	$8.38	$8.67
Total return (%) (r)(s)(t)(x)	23.57	7.84	13.33	(0.37)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.77	2.25	3.26	12.20	13.76 (a)
Expenses after expense reductions (h)	1.00	0.98	0.97	0.89	0.87 (a)
Net investment income (loss) (l)	1.37	1.42	0.76	1.59	6.58 (a)
Portfolio turnover rate	21	22	25	15	4 (n)
Net assets at end of period (000 omitted)	$80	$65	$60	$53	$45

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Year ended
Class R2	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.85	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.22	$0.12	$0.17	$0.44
Net realized and unrealized gain (loss)	2.13	0.56	1.05	(0.18)(g)	(1.36)
Total from investment operations	$2.34	$0.78	$1.17	$(0.01)	$(0.92)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.20)	$(0.11)	$(0.16)	$(0.40)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.51)	$(0.32)	$(0.17)	$(0.28)	$(0.40)
Net asset value, end of period (x)	$11.68	$9.85	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	24.16	8.30	13.99	0.18	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.26	1.71	2.54	10.75	13.14 (a)
Expenses after expense reductions (h)	0.50	0.49	0.47	0.40	0.37 (a)
Net investment income (loss) (l)	1.90	2.21	1.34	2.09	7.00 (a)
Portfolio turnover rate	21	22	25	15	4 (n)
Net assets at end of period (000 omitted)	$1,953	$1,544	$259	$102	$60

	Year ended
Class R3	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.87	$9.39	$8.39	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.24	$0.14	$0.11	$0.47
Net realized and unrealized gain (loss)	2.12	0.58	1.05	(0.11)(g)	(1.37)
Total from investment operations	$2.37	$0.82	$1.19	$0.00	$(0.90)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.22)	$(0.13)	$(0.18)	$(0.41)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.52)	$(0.34)	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$11.72	$9.87	$9.39	$8.39	$8.69
Total return (%) (r)(s)(t)(x)	24.44	8.69	14.20	0.36	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.01	1.45	2.32	6.43	13.01 (a)
Expenses after expense reductions (h)	0.25	0.24	0.22	0.17	0.12 (a)
Net investment income (loss) (l)	2.23	2.37	1.57	1.39	7.33 (a)
Portfolio turnover rate	21	22	25	15	4 (n)
Net assets at end of period (000 omitted)	$11,216	$10,628	$6,380	$1,729	$45

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Year ended
Class R4	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.90	$9.42	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.23	$0.17	$0.17	$0.48
Net realized and unrealized gain (loss)	2.15	0.61	1.04	(0.15)(g)	(1.37)
Total from investment operations	$2.41	$0.84	$1.21	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.14)	$(0.19)	$(0.41)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.55)	$(0.36)	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$11.76	$9.90	$9.42	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	24.74	8.84	14.47	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.76	1.21	2.17	9.06	12.76 (a)
Expenses after expense reductions (h)	0.00	0.00	0.01	0.00	0.00 (a)
Net investment income (loss) (l)	2.38	2.32	1.90	2.06	7.58 (a)
Portfolio turnover rate	21	22	25	15	4 (n)
Net assets at end of period (000 omitted)	$1,250	$878	$439	$536	$45

	Year ended
Class R6	4/30/26	4/30/25	4/30/24	4/30/23	4/30/22 (c)
Net asset value, beginning of period	$9.92	$9.43	$8.41	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.26	$0.17	$0.23	$0.43
Net realized and unrealized gain (loss)	2.14	0.60	1.06	(0.20)(g)	(1.32)
Total from investment operations	$2.43	$0.86	$1.23	$0.03	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.25)	$(0.15)	$(0.19)	$(0.42)
From net realized gain	(0.29)	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.57)	$(0.37)	$(0.21)	$(0.31)	$(0.42)
Net asset value, end of period (x)	$11.78	$9.92	$9.43	$8.41	$8.69
Total return (%) (r)(s)(t)(x)	24.86	9.06	14.66	0.72	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60	1.08	1.83	7.93	12.42 (a)
Expenses after expense reductions (h)	0.00	0.00	0.01	0.00	0.00 (a)
Net investment income (loss) (l)	2.55	2.55	1.87	2.78	6.79 (a)
Portfolio turnover rate	21	22	25	15	4 (n)
Net assets at end of period (000 omitted)	$32,792	$16,860	$9,473	$3,358	$664

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds' adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements  - continued
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements  - continued
interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2026 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Investment Companies	$503,565,069	$—	$—	$503,565,069
MFS Lifetime 2025 Fund
Financial Instruments
Investment Companies	$286,461,635	$—	$—	$286,461,635
MFS Lifetime 2030 Fund
Financial Instruments
Investment Companies	$687,619,922	$—	$—	$687,619,922
MFS Lifetime 2035 Fund
Financial Instruments
Investment Companies	$639,981,352	$—	$—	$639,981,352
MFS Lifetime 2040 Fund
Financial Instruments
Investment Companies	$833,173,788	$—	$—	$833,173,788
MFS Lifetime 2045 Fund
Financial Instruments
Investment Companies	$562,202,452	$—	$—	$562,202,452
MFS Lifetime 2050 Fund
Financial Instruments
Investment Companies	$619,903,299	$—	$—	$619,903,299
MFS Lifetime 2055 Fund
Financial Instruments
Investment Companies	$451,555,179	$—	$—	$451,555,179
MFS Lifetime 2060 Fund
Financial Instruments
Investment Companies	$271,697,078	$—	$—	$271,697,078
MFS Lifetime 2065 Fund
Financial Instruments
Investment Companies	$52,426,192	$—	$—	$52,426,192
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and  treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 4/30/26	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$18,775,445	$13,265,612	$26,590,768	$22,293,494	$24,170,343
Long-term capital gains	11,000,305	9,998,158	34,465,213	24,972,236	35,970,225
Total distributions	$29,775,750	$23,263,770	$61,055,981	$47,265,730	$60,140,568

Year ended 4/30/26	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Ordinary income (including any short-term capital gains)	$15,365,339	$15,745,428	$10,980,514	$6,640,446	$1,048,226
Long-term capital gains	24,975,369	27,575,299	16,886,299	9,090,285	1,118,118
Total distributions	$40,340,708	$43,320,727	$27,866,813	$15,730,731	$2,166,344

Year ended 4/30/25	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$22,042,114	$14,109,613	$27,900,416	$20,632,388	$24,377,381
Long-term capital gains	16,265,595	10,105,910	29,406,800	10,721,521	15,046,606
Total distributions	$38,307,709	$24,215,523	$57,307,216	$31,353,909	$39,423,987

Year ended 4/30/25	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Ordinary income (including any short-term capital gains)	$15,452,105	$15,478,076	$10,079,050	$5,353,515	$669,134
Long-term capital gains	9,540,974	10,075,925	5,911,016	2,697,038	232,760
Total distributions	$24,993,079	$25,554,001	$15,990,066	$8,050,553	$901,894

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Cost of investments	$453,222,371	$263,340,978	$576,977,455	$506,521,264	$569,504,515
Gross appreciation	59,791,413	26,367,785	122,138,231	136,852,754	265,179,284
Gross depreciation	(9,448,715)	(3,247,128)	(11,495,764)	(3,392,666)	(1,510,011)
Net unrealized appreciation (depreciation)	$50,342,698	$23,120,657	$110,642,467	$133,460,088	$263,669,273
Undistributed ordinary income	1,118,732	2,737,095	5,543,539	5,003,442	3,609,346
Undistributed long-term capital gain	8,992,045	5,904,808	20,305,760	19,859,987	34,108,306
Other temporary differences	(1,045,969)	—	—	—	—
Total distributable earnings (loss)	$59,407,506	$31,762,560	$136,491,766	$158,323,517	$301,386,925

As of 4/30/26	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Cost of investments	$410,242,397	$440,942,094	$343,175,892	$220,893,303	$45,784,826
Gross appreciation	152,242,354	179,181,473	108,593,032	51,029,372	6,745,990
Gross depreciation	(282,299)	(220,268)	(213,745)	(225,597)	(104,624)
Net unrealized appreciation (depreciation)	$151,960,055	$178,961,205	$108,379,287	$50,803,775	$6,641,366
Undistributed ordinary income	1,769,415	1,360,572	984,662	672,272	80,413
Undistributed long-term capital gain	24,710,553	28,617,504	19,528,400	11,116,744	1,797,853
Total distributable earnings (loss)	$178,440,023	$208,939,281	$128,892,349	$62,592,791	$8,519,632
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Year Ended 4/30/26	Year Ended 4/30/25	Year Ended 4/30/26	Year Ended 4/30/25	Year Ended 4/30/26	Year Ended 4/30/25
Class A	$10,103,155	$12,118,187	$2,125,984	$2,138,668	$7,887,958	$6,902,201
Class B	12,412	32,532	7,158	18,319	60,864	90,661
Class C	584,835	946,423	125,037	142,925	484,198	494,056
Class I	2,499,789	2,830,062	245,226	208,991	732,405	628,908
Class R1	135,872	163,062	15,431	20,035	265,870	225,523
Class R2	1,037,438	1,336,777	774,174	795,712	2,632,557	2,601,077
Class R3	4,407,451	7,106,465	5,317,586	5,900,433	14,806,440	15,242,989
Class R4	781,571	1,114,947	1,191,564	1,905,992	2,538,240	2,888,479
Class R6	10,213,227	12,659,254	13,461,610	13,084,448	31,647,449	28,233,322
Total	$29,775,750	$38,307,709	$23,263,770	$24,215,523	$61,055,981	$57,307,216

Notes to Financial Statements  - continued

	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Year Ended 4/30/26	Year Ended 4/30/25	Year Ended 4/30/26	Year Ended 4/30/25	Year Ended 4/30/26	Year Ended 4/30/25
Class A	$3,759,606	$2,321,363	$5,906,832	$3,649,040	$2,787,672	$1,664,273
Class B	10,582	22,541	34,882	46,079	12,393	13,277
Class C	355,967	229,744	374,018	268,874	210,229	117,749
Class I	683,894	446,682	1,141,881	776,372	978,858	595,824
Class R1	89,082	57,518	205,593	139,529	56,479	28,532
Class R2	742,130	631,762	2,798,365	1,971,235	610,300	445,402
Class R3	11,535,256	8,084,873	14,375,640	10,329,285	11,241,628	7,368,504
Class R4	1,376,419	1,248,338	2,744,083	1,928,669	968,618	902,805
Class R6	28,712,794	18,311,088	32,559,274	20,314,904	23,474,531	13,856,713
Total	$47,265,730	$31,353,909	$60,140,568	$39,423,987	$40,340,708	$24,993,079

	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund		MFS Lifetime 2060 Fund
	Year Ended 4/30/26	Year Ended 4/30/25	Year Ended 4/30/26	Year Ended 4/30/25	Year Ended 4/30/26	Year Ended 4/30/25
Class A	$3,158,917	$1,742,096	$1,795,346	$985,837	$1,304,044	$659,053
Class B	25,857	19,174	11,802	12,326	9,104	5,147
Class C	277,550	159,186	165,615	102,582	104,235	48,190
Class I	629,947	373,691	297,588	178,956	74,551	26,603
Class R1	69,206	34,206	156,952	68,973	6,930	3,781
Class R2	1,002,351	700,685	564,972	408,475	166,120	138,005
Class R3	11,395,007	6,758,067	7,633,186	4,348,269	4,705,959	2,376,888
Class R4	2,158,285	1,483,697	632,513	492,607	347,015	197,292
Class R6	24,603,607	14,283,199	16,608,839	9,392,041	9,012,773	4,595,594
Total	$43,320,727	$25,554,001	$27,866,813	$15,990,066	$15,730,731	$8,050,553

	MFS Lifetime 2065 Fund
	Year Ended 4/30/26	Year Ended 4/30/25
Class A	$146,197	$58,615
Class C	17,164	7,274
Class I	34,966	4,499
Class R1	2,935	1,666
Class R2	84,341	13,113
Class R3	592,431	337,999
Class R4	53,227	19,909
Class R6	1,235,083	458,819
Total	$2,166,344	$901,894
(3) Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements  - continued
For classes other than Class R6 shares, the investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2026, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$845,645	$535,077	$889,552	$712,700	$933,647

MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$684,274	$753,199	$616,498	$493,395	$286,867
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.12)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2026. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Payments from investment adviser for other expenses agreement” in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$1,085	$2,681	$9,504	$10,673	$20,136

MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$11,634	$14,306	$13,177	$16,762	$4,107
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$460,805
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	74,472
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	238,844
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	126,737
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	203,534
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	95,049
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	111,445
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	68,593
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	53,076
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	7,230

Notes to Financial Statements  - continued

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$2,721
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,598
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	9,039
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	2,532
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	7,222
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,093
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	4,457
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	0.94%	2,397
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	390

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$124,202
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	19,753
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	66,665
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	54,725
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	58,935
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	32,198
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	44,245
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	30,318
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.99%	19,310
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	4,025

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$27,399
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	2,191
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	33,312
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	10,794
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	30,462
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	6,834
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	10,040
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	21,009
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	291
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	735

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$100,048
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	57,042
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	165,674
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	62,288
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	206,448
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	50,480
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	84,212
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	55,202
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	19,968
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	8,950

Notes to Financial Statements  - continued

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$201,057
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	193,623
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	455,743
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	398,821
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	498,756
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	389,993
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	404,977
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	296,624
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	189,929
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	31,065

	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Total Distribution and Service Fees	$916,232	$348,679	$969,277	$655,897	$1,005,357

	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Total Distribution and Service Fees	$576,647	$659,376	$474,143	$282,964	$52,005
(d)
 In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2026, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$99	$166	$377	$50	$495
Class B	—	4	11	—	21
Class C	42	20	216	196	145
Class R2	155	—	364	—	179
Class R3	—	—	1	—	—

	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$131	$118	$55	$12	$16
Class B	—	3	—	—	N/A
Class C	101	84	48	107	—
Class R2	—	29	—	13	—
For the MFS Lifetime 2060 Fund, for the year ended April 30, 2026, the 0.75% distribution fee was not imposed for Class B and R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341. For the MFS Lifetime 2055 Fund, for the period from April 1, 2026 through April 30, 2026, the 0.75% distribution fee was not imposed for Class B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2026, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$8,748	$97	$523	$845	$1,575
Class B	—	—	—	—	—
Class C	735	1,162	2,718	477	966

Notes to Financial Statements  - continued

CDSC Imposed	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$640	$668	$740	$409	$458
Class B	—	—	—	—	N/A
Class C	1,068	465	679	479	54
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended April 30, 2026, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Expenses paid	$69,229	$22,953	$59,047	$42,829	$65,986
Annual percentage of average daily net assets	0.0130%	0.0071%	0.0081%	0.0067%	0.0080%

	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Expenses paid	$42,777	$55,258	$53,764	$41,782	$21,444
Annual percentage of average daily net assets	0.0077%	0.0091%	0.0125%	0.0166%	0.0500%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$420,839	$217,761	$512,233	$386,671	$563,724

MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$365,664	$418,495	$291,316	$189,856	$36,893
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2026 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Percentage of average daily net assets	0.0033%	0.0054%	0.0024%	0.0027%	0.0021%

	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Percentage of average daily net assets	0.0032%	0.0029%	0.0041%	0.0069%	0.0408%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime Income Fund	8/19/2024	Redemption	Class A	11	$134
MFS Lifetime Income Fund	8/19/2024	Redemption	Class C	6	76
MFS Lifetime Income Fund	8/19/2024	Redemption	Class I	7	83

Notes to Financial Statements  - continued
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R1	6	77
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R2	6	80
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R3	7	83
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R4	7	83
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class A	3	42
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class C	3	40
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class I	4	50
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R2	3	46
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R3	3	40
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R4	3	43
MFS Lifetime 2025 Fund	3/26/2026	Purchase	Class R1	3,873	50,000
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class A	4	65
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class C	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class I	4	67
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R1	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R2	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R3	4	65
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R4	4	67
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class A	4	65
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class C	4	63
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class I	3	59
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R1	2	45
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R2	4	67
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R3	4	78
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R4	3	59
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class A	8	152
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class B	7	143
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class C	4	74
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class I	4	80
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R1	4	74
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R2	4	73
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R3	4	76
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R4	4	80
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class A	3	57
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class C	3	52
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class I	4	72
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R2	4	77
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R3	4	75
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R4	4	75
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class A	4	85
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class C	3	80
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class I	3	77
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R2	4	99
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R3	4	91
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R4	4	87
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class A	3	56
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class C	3	52
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class I	2	36
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R1	4,226	85,832
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R2	3	55
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R3	3	64
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R4	3	64
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class A	2	38

Notes to Financial Statements  - continued
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class C	6,114	100,000
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R2	2	38
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R3	2	41
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R4	2	39
MFS Lifetime 2065 Fund	8/19/2024	Redemption	Class A	5,522	55,884
MFS Lifetime 2065 Fund	8/19/2024	Redemption	Class R3	2	20
At April 30, 2026, MFS held approximately 73% and 79% of the outstanding shares of Class B of the MFS Lifetime 2045 Fund and the MFS Lifetime 2060 Fund, respectively.  MFS also held approximately 99% of the outstanding shares of Class R1 of the MFS Lifetime 2025 Fund and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund and the MFS Lifetime 2065 Fund.
(4) Portfolio Securities
For the year ended April 30, 2026, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Purchases	$14,263,666	$18,107,758	$35,191,063	$65,748,063	$65,984,311
Sales	$105,150,644	$107,957,136	$165,071,323	$122,031,321	$150,509,496

	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Purchases	$41,502,479	$44,303,353	$40,642,443	$38,233,751	$19,556,826
Sales	$104,657,098	$107,874,449	$60,459,177	$36,776,974	$8,682,439
(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2025 Fund
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	906,888	$11,344,663	1,631,355	$20,220,024	219,616	$2,951,468	282,644	$3,760,079
Class B	—	—	387	4,818	—	—	—	—
Class C	73,956	932,771	101,231	1,257,065	18,846	250,091	30,046	400,244
Class I	482,303	6,021,626	555,756	6,873,912	39,563	541,543	23,844	329,560
Class R1	38,528	486,349	28,354	351,608	5,607	73,658	3,221	43,249
Class R2	165,736	2,078,124	234,242	2,892,306	98,264	1,332,246	156,234	2,089,030
Class R3	713,491	8,942,612	1,361,071	16,846,235	1,007,568	13,599,249	974,089	13,043,681
Class R4	104,805	1,314,242	189,638	2,330,777	180,248	2,476,122	562,389	7,776,652
Class R6	1,795,082	22,554,201	2,493,516	30,822,329	2,267,737	30,786,550	2,914,503	39,190,621
	4,280,789	$53,674,588	6,595,550	$81,599,074	3,837,449	$52,010,927	4,946,970	$66,633,116

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2025 Fund − continued
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	762,270	$9,543,610	927,514	$11,371,904	107,843	$1,408,430	105,570	$1,367,136
Class B	987	12,341	2,645	32,431	540	7,158	1,408	18,319
Class C	46,321	579,245	76,573	937,906	9,657	124,864	11,148	142,809
Class I	177,607	2,225,545	203,081	2,491,830	18,705	245,226	16,089	208,991
Class R1	10,826	135,691	13,297	163,062	1,169	15,431	1,537	20,035
Class R2	80,168	1,003,651	106,265	1,302,741	58,968	769,535	61,399	793,892
Class R3	351,976	4,406,389	579,430	7,106,040	407,478	5,317,586	456,337	5,900,433
Class R4	61,701	772,499	90,843	1,113,884	89,565	1,180,472	144,285	1,881,482
Class R6	764,484	9,603,204	964,304	11,869,243	942,222	12,380,795	933,377	12,152,574
	2,256,340	$28,282,175	2,963,952	$36,389,041	1,636,147	$21,449,497	1,731,150	$22,485,671
Shares reacquired
Class A	(2,539,995)	$(31,867,205)	(2,808,846)	$(34,742,878)	(533,567)	$(7,263,652)	(854,310)	$(11,457,574)
Class B	(22,566)	(281,176)	(37,311)	(461,165)	(13,828)	(188,008)	(21,484)	(289,084)
Class C	(440,685)	(5,513,020)	(945,568)	(11,752,059)	(76,678)	(1,019,753)	(91,822)	(1,210,957)
Class I	(795,939)	(9,998,451)	(688,048)	(8,508,459)	(58,947)	(811,208)	(24,554)	(325,471)
Class R1	(42,454)	(534,331)	(53,822)	(658,237)	(28,443)	(382,586)	(4,714)	(62,609)
Class R2	(493,325)	(6,168,513)	(468,540)	(5,820,094)	(346,966)	(4,682,179)	(284,534)	(3,755,822)
Class R3	(2,710,239)	(33,857,052)	(4,847,957)	(59,335,668)	(2,598,932)	(35,200,279)	(3,375,976)	(45,193,986)
Class R4	(545,215)	(6,842,837)	(437,002)	(5,399,369)	(1,466,785)	(20,354,880)	(705,000)	(9,792,289)
Class R6	(4,506,191)	(56,584,063)	(5,574,889)	(69,180,113)	(5,624,463)	(76,187,490)	(4,394,515)	(59,321,229)
	(12,096,609)	$(151,646,648)	(15,861,983)	$(195,858,042)	(10,748,609)	$(146,090,035)	(9,756,909)	$(131,409,021)
Net change
Class A	(870,837)	$(10,978,932)	(249,977)	$(3,150,950)	(206,108)	$(2,903,754)	(466,096)	$(6,330,359)
Class B	(21,579)	(268,835)	(34,279)	(423,916)	(13,288)	(180,850)	(20,076)	(270,765)
Class C	(320,408)	(4,001,004)	(767,764)	(9,557,088)	(48,175)	(644,798)	(50,628)	(667,904)
Class I	(136,029)	(1,751,280)	70,789	857,283	(679)	(24,439)	15,379	213,080
Class R1	6,900	87,709	(12,171)	(143,567)	(21,667)	(293,497)	44	675
Class R2	(247,421)	(3,086,738)	(128,033)	(1,625,047)	(189,734)	(2,580,398)	(66,901)	(872,900)
Class R3	(1,644,772)	(20,508,051)	(2,907,456)	(35,383,393)	(1,183,886)	(16,283,444)	(1,945,550)	(26,249,872)
Class R4	(378,709)	(4,756,096)	(156,521)	(1,954,708)	(1,196,972)	(16,698,286)	1,674	(134,155)
Class R6	(1,946,625)	(24,426,658)	(2,117,069)	(26,488,541)	(2,414,504)	(33,020,145)	(546,635)	(7,978,034)
	(5,559,480)	$(69,689,885)	(6,302,481)	$(77,869,927)	(5,275,013)	$(72,629,611)	(3,078,789)	$(42,290,234)

	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	458,806	$7,502,716	535,238	$8,693,938	309,420	$5,799,313	566,727	$10,140,181
Class B	—	—	772	12,707	386	7,454	—	—
Class C	43,928	703,787	65,686	1,040,010	29,049	536,410	48,819	856,057
Class I	131,110	2,158,229	208,832	3,535,156	71,981	1,355,383	80,595	1,423,577
Class R1	21,176	344,293	23,275	374,793	3,534	66,261	9,038	159,943
Class R2	314,509	5,153,420	362,021	5,794,936	109,997	2,065,849	141,165	2,534,362
Class R3	1,373,427	22,487,908	2,160,068	34,896,520	1,313,091	24,791,901	1,456,885	26,156,650
Class R4	343,054	5,720,278	741,843	12,080,226	287,651	5,477,233	407,851	7,361,557
Class R6	3,533,988	58,455,034	4,400,746	72,129,712	3,687,196	70,093,680	3,946,886	71,184,191
	6,219,998	$102,525,665	8,498,481	$138,557,998	5,812,305	$110,193,484	6,657,966	$119,816,518

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund − continued				MFS Lifetime 2035 Fund − continued
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	430,239	$6,814,987	382,191	$5,981,292	172,621	$3,158,961	110,452	$1,937,322
Class B	3,837	60,864	5,804	90,661	570	10,582	1,281	22,541
Class C	30,859	479,243	31,955	490,821	19,720	355,165	13,207	228,080
Class I	44,871	715,691	39,106	615,916	36,196	664,922	25,168	442,697
Class R1	16,891	265,870	14,484	225,523	4,879	89,082	3,287	57,518
Class R2	164,929	2,589,382	165,342	2,567,767	40,135	738,492	35,833	630,299
Class R3	937,710	14,806,440	977,115	15,242,989	628,282	11,535,256	459,890	8,084,873
Class R4	153,142	2,454,866	178,409	2,822,437	74,201	1,376,419	70,369	1,248,338
Class R6	1,773,810	28,345,478	1,599,300	25,236,954	1,372,413	25,362,199	901,447	15,946,596
	3,556,288	$56,532,821	3,393,706	$53,274,360	2,349,017	$43,291,078	1,620,934	$28,598,264
Shares reacquired
Class A	(893,846)	$(14,650,532)	(894,939)	$(14,552,965)	(528,379)	$(9,893,658)	(470,035)	$(8,343,215)
Class B	(40,736)	(664,027)	(76,735)	(1,250,105)	(12,324)	(234,136)	(23,382)	(415,660)
Class C	(132,589)	(2,136,664)	(115,739)	(1,852,151)	(70,645)	(1,308,423)	(67,116)	(1,195,047)
Class I	(164,079)	(2,731,970)	(81,674)	(1,338,238)	(109,494)	(2,059,463)	(101,728)	(1,801,183)
Class R1	(38,014)	(609,735)	(35,087)	(558,779)	(83,894)	(1,570,134)	(7,183)	(127,365)
Class R2	(710,471)	(11,565,603)	(576,346)	(9,255,134)	(391,292)	(7,413,627)	(250,803)	(4,519,735)
Class R3	(4,785,362)	(77,805,929)	(4,764,076)	(76,985,009)	(3,180,102)	(59,569,508)	(3,498,924)	(62,603,782)
Class R4	(1,323,438)	(22,243,221)	(680,746)	(11,152,012)	(693,534)	(13,354,895)	(655,996)	(11,939,547)
Class R6	(6,547,967)	(107,393,080)	(7,613,535)	(125,531,372)	(3,987,087)	(75,242,885)	(3,682,948)	(66,567,020)
	(14,636,502)	$(239,800,761)	(14,838,877)	$(242,475,765)	(9,056,751)	$(170,646,729)	(8,758,115)	$(157,512,554)
Net change
Class A	(4,801)	$(332,829)	22,490	$122,265	(46,338)	$(935,384)	207,144	$3,734,288
Class B	(36,899)	(603,163)	(70,159)	(1,146,737)	(11,368)	(216,100)	(22,101)	(393,119)
Class C	(57,802)	(953,634)	(18,098)	(321,320)	(21,876)	(416,848)	(5,090)	(110,910)
Class I	11,902	141,950	166,264	2,812,834	(1,317)	(39,158)	4,035	65,091
Class R1	53	428	2,672	41,537	(75,481)	(1,414,791)	5,142	90,096
Class R2	(231,033)	(3,822,801)	(48,983)	(892,431)	(241,160)	(4,609,286)	(73,805)	(1,355,074)
Class R3	(2,474,225)	(40,511,581)	(1,626,893)	(26,845,500)	(1,238,729)	(23,242,351)	(1,582,149)	(28,362,259)
Class R4	(827,242)	(14,068,077)	239,506	3,750,651	(331,682)	(6,501,243)	(177,776)	(3,329,652)
Class R6	(1,240,169)	(20,592,568)	(1,613,489)	(28,164,706)	1,072,522	20,212,994	1,165,385	20,563,767
	(4,860,216)	$(80,742,275)	(2,946,690)	$(50,643,407)	(895,429)	$(17,162,167)	(479,215)	$(9,097,772)

	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	480,355	$10,107,306	643,004	$12,745,582	265,775	$5,615,634	338,469	$6,680,677
Class B	1	21	403	8,096	37	806	—	—
Class C	46,928	971,528	55,909	1,079,909	30,432	633,357	39,696	764,685
Class I	143,641	3,009,722	115,772	2,289,487	39,910	850,561	82,223	1,609,736
Class R1	16,951	354,402	20,909	408,897	3,274	68,861	7,237	141,210
Class R2	316,835	6,652,571	300,777	5,885,532	87,939	1,852,584	122,540	2,423,371
Class R3	1,281,938	27,055,889	1,880,308	37,059,314	1,130,715	23,856,988	1,344,298	26,371,095
Class R4	290,608	6,157,593	358,514	7,171,489	147,801	3,136,844	252,943	5,013,049
Class R6	3,398,840	72,800,297	3,997,673	80,013,901	2,364,745	50,417,336	3,061,210	60,357,722
	5,976,097	$127,109,329	7,373,269	$146,662,207	4,070,628	$86,432,971	5,248,616	$103,361,545

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund − continued				MFS Lifetime 2045 Fund − continued
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	240,373	$4,973,323	158,712	$3,091,704	113,202	$2,350,066	74,951	$1,456,306
Class B	1,671	34,882	2,359	46,079	594	12,393	682	13,277
Class C	18,122	366,785	13,801	263,324	10,243	209,563	6,120	117,323
Class I	52,524	1,096,168	36,761	721,996	46,835	978,858	30,477	595,824
Class R1	10,024	205,593	7,222	139,529	2,731	56,479	1,472	28,532
Class R2	131,800	2,711,121	99,141	1,920,365	29,401	610,078	22,958	445,402
Class R3	694,811	14,375,640	530,248	10,329,226	541,765	11,241,628	379,429	7,368,504
Class R4	130,389	2,742,080	97,491	1,927,404	46,092	966,547	46,004	901,681
Class R6	1,327,343	27,847,646	899,432	17,745,784	996,397	20,824,700	626,130	12,240,845
	2,607,057	$54,353,238	1,845,167	$36,185,411	1,787,260	$37,250,312	1,188,223	$23,167,694
Shares reacquired
Class A	(631,693)	$(13,303,218)	(574,276)	$(11,339,234)	(499,114)	$(10,452,383)	(365,463)	$(7,148,654)
Class B	(30,213)	(642,760)	(27,346)	(536,526)	(7,570)	(159,467)	(10,501)	(204,609)
Class C	(98,491)	(2,025,320)	(96,461)	(1,862,718)	(48,398)	(1,002,747)	(59,601)	(1,149,856)
Class I	(186,228)	(3,977,517)	(127,039)	(2,541,683)	(91,748)	(1,971,835)	(107,146)	(2,131,830)
Class R1	(67,857)	(1,421,043)	(26,811)	(523,739)	(44,147)	(940,469)	(2,714)	(50,370)
Class R2	(475,970)	(9,971,986)	(576,114)	(11,277,361)	(203,549)	(4,297,075)	(153,947)	(3,017,412)
Class R3	(3,584,038)	(75,133,101)	(3,946,410)	(77,650,739)	(2,897,227)	(60,677,470)	(3,100,449)	(60,594,172)
Class R4	(740,874)	(15,969,781)	(577,494)	(11,651,024)	(631,262)	(13,555,732)	(332,440)	(6,553,633)
Class R6	(4,204,819)	(89,808,841)	(4,716,049)	(94,714,536)	(2,735,376)	(57,885,872)	(2,872,638)	(57,351,361)
	(10,020,183)	$(212,253,567)	(10,668,000)	$(212,097,560)	(7,158,391)	$(150,943,050)	(7,004,899)	$(138,201,897)
Net change
Class A	89,035	$1,777,411	227,440	$4,498,052	(120,137)	$(2,486,683)	47,957	$988,329
Class B	(28,541)	(607,857)	(24,584)	(482,351)	(6,939)	(146,268)	(9,819)	(191,332)
Class C	(33,441)	(687,007)	(26,751)	(519,485)	(7,723)	(159,827)	(13,785)	(267,848)
Class I	9,937	128,373	25,494	469,800	(5,003)	(142,416)	5,554	73,730
Class R1	(40,882)	(861,048)	1,320	24,687	(38,142)	(815,129)	5,995	119,372
Class R2	(27,335)	(608,294)	(176,196)	(3,471,464)	(86,209)	(1,834,413)	(8,449)	(148,639)
Class R3	(1,607,289)	(33,701,572)	(1,535,854)	(30,262,199)	(1,224,747)	(25,578,854)	(1,376,722)	(26,854,573)
Class R4	(319,877)	(7,070,108)	(121,489)	(2,552,131)	(437,369)	(9,452,341)	(33,493)	(638,903)
Class R6	521,364	10,839,102	181,056	3,045,149	625,766	13,356,164	814,702	15,247,206
	(1,437,029)	$(30,791,000)	(1,449,564)	$(29,249,942)	(1,300,503)	$(27,259,767)	(568,060)	$(11,672,658)

	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	209,615	$5,364,510	250,343	$5,899,239	196,875	$4,367,569	261,600	$5,335,824
Class C	27,262	679,212	46,164	1,063,987	25,811	563,333	25,784	516,792
Class I	47,991	1,236,900	73,767	1,746,238	38,244	854,264	27,663	559,467
Class R1	4,298	107,770	6,627	153,296	19,123	419,600	33,417	673,612
Class R2	144,834	3,686,955	155,151	3,609,203	140,625	3,121,190	177,510	3,597,276
Class R3	1,050,974	26,730,220	1,391,520	32,616,266	1,117,164	24,844,403	1,297,525	26,448,100
Class R4	198,306	5,065,180	256,018	6,057,367	147,430	3,309,930	168,939	3,488,758
Class R6	2,365,550	60,692,390	2,692,574	63,825,076	2,342,920	52,693,091	2,558,127	52,534,427
	4,048,830	$103,563,137	4,872,164	$114,970,672	4,028,192	$90,173,380	4,550,565	$93,154,256

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund − continued				MFS Lifetime 2055 Fund − continued
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	112,935	$2,849,355	67,032	$1,571,222	71,895	$1,575,934	42,633	$862,456
Class B	1,032	25,857	824	19,174	535	11,802	608	12,326
Class C	11,002	270,868	6,739	154,316	7,481	161,809	5,045	100,749
Class I	24,870	627,715	15,792	370,165	13,564	297,588	8,823	178,574
Class R1	2,802	69,206	1,487	34,206	7,263	156,952	3,450	68,973
Class R2	40,125	1,001,934	30,208	700,524	24,483	537,657	19,420	393,060
Class R3	456,165	11,395,007	291,045	6,758,067	348,070	7,633,186	214,942	4,348,269
Class R4	85,409	2,158,285	63,244	1,483,697	28,468	631,697	24,077	492,125
Class R6	898,734	22,657,074	564,581	13,216,852	689,571	15,267,113	423,422	8,642,040
	1,633,074	$41,055,301	1,040,952	$24,308,223	1,191,330	$26,273,738	742,420	$15,098,572
Shares reacquired
Class A	(323,231)	$(8,270,125)	(292,857)	$(6,942,116)	(275,985)	$(6,100,546)	(442,898)	$(9,161,299)
Class B	(7,079)	(181,604)	(10,341)	(242,582)	(5,464)	(121,432)	(6,078)	(120,850)
Class C	(50,966)	(1,282,308)	(64,855)	(1,491,207)	(34,012)	(740,268)	(39,352)	(786,875)
Class I	(58,874)	(1,524,104)	(105,138)	(2,466,867)	(52,487)	(1,170,713)	(35,727)	(726,076)
Class R1	(13,687)	(349,066)	(5,558)	(126,658)	(131,275)	(2,954,020)	(13,305)	(270,634)
Class R2	(309,182)	(7,850,608)	(188,622)	(4,394,532)	(261,740)	(5,788,362)	(139,133)	(2,812,274)
Class R3	(2,174,737)	(54,994,915)	(2,403,645)	(55,955,416)	(1,856,527)	(40,970,744)	(1,831,187)	(37,128,745)
Class R4	(545,712)	(14,057,385)	(552,469)	(13,439,891)	(316,104)	(7,150,926)	(193,684)	(4,081,311)
Class R6	(3,162,983)	(81,051,801)	(2,874,899)	(68,233,231)	(2,077,234)	(46,479,426)	(2,159,615)	(44,612,901)
	(6,646,451)	$(169,561,916)	(6,498,384)	$(153,292,500)	(5,010,828)	$(111,476,437)	(4,860,979)	$(99,700,965)
Net change
Class A	(681)	$(56,260)	24,518	$528,345	(7,215)	$(157,043)	(138,665)	$(2,963,019)
Class B	(6,047)	(155,747)	(9,517)	(223,408)	(4,929)	(109,630)	(5,470)	(108,524)
Class C	(12,702)	(332,228)	(11,952)	(272,904)	(720)	(15,126)	(8,523)	(169,334)
Class I	13,987	340,511	(15,579)	(350,464)	(679)	(18,861)	759	11,965
Class R1	(6,587)	(172,090)	2,556	60,844	(104,889)	(2,377,468)	23,562	471,951
Class R2	(124,223)	(3,161,719)	(3,263)	(84,805)	(96,632)	(2,129,515)	57,797	1,178,062
Class R3	(667,598)	(16,869,688)	(721,080)	(16,581,083)	(391,293)	(8,493,155)	(318,720)	(6,332,376)
Class R4	(261,997)	(6,833,920)	(233,207)	(5,898,827)	(140,206)	(3,209,299)	(668)	(100,428)
Class R6	101,301	2,297,663	382,256	8,808,697	955,257	21,480,778	821,934	16,563,566
	(964,547)	$(24,943,478)	(585,268)	$(14,013,605)	208,694	$4,970,681	432,006	$8,551,863

	MFS Lifetime 2060 Fund				MFS Lifetime 2065 Fund
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	211,589	$3,802,823	255,431	$4,174,027	174,152	$1,926,288	131,513	$1,336,020
Class C	26,417	467,248	24,092	390,147	18,662	206,706	12,423	124,667
Class I	18,594	334,961	24,517	413,613	34,437	371,165	24,542	251,756
Class R2	82,086	1,463,225	102,284	1,675,585	25,657	281,650	142,227	1,377,243
Class R3	1,169,556	20,980,325	1,379,541	22,658,595	574,985	6,344,232	684,934	6,868,477
Class R4	96,971	1,748,716	121,181	2,003,939	19,672	219,596	42,481	438,488
Class R6	2,384,547	43,303,829	2,501,104	41,383,360	1,468,233	16,392,478	1,182,786	11,897,351
	3,989,760	$72,101,127	4,408,150	$72,699,266	2,315,798	$25,742,115	2,220,906	$22,294,002

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund − continued				MFS Lifetime 2065 Fund − continued
	Year ended 4/30/26		Year ended 4/30/25		Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	70,971	$1,258,311	39,194	$640,043	12,115	$133,508	5,557	$55,684
Class B	511	9,104	314	5,147	—	—	—	—
Class C	5,847	102,606	2,937	47,552	1,565	17,164	729	7,274
Class I	4,128	73,892	1,601	26,365	3,158	34,966	448	4,499
Class R1	388	6,930	230	3,781	265	2,935	166	1,666
Class R2	9,348	166,120	8,456	138,005	7,667	84,341	1,310	13,113
Class R3	264,975	4,705,959	145,375	2,376,888	53,760	592,431	33,732	337,999
Class R4	19,397	347,015	11,986	197,292	4,813	53,227	1,983	19,909
Class R6	450,884	8,084,344	247,187	4,078,592	110,570	1,224,011	45,530	457,579
	826,449	$14,754,281	457,280	$7,513,665	193,913	$2,142,583	89,455	$897,723
Shares reacquired
Class A	(208,129)	$(3,751,293)	(171,341)	$(2,816,180)	(74,692)	$(818,955)	(65,791)	$(666,668)
Class B	(1,158)	(20,985)	(1,023)	(16,928)	—	—	—	—
Class C	(24,053)	(426,318)	(18,067)	(295,365)	(4,329)	(47,289)	(1,817)	(18,142)
Class I	(7,536)	(139,628)	(8,069)	(136,693)	(7,102)	(81,402)	(2,691)	(26,985)
Class R2	(169,324)	(3,023,230)	(74,827)	(1,228,605)	(22,813)	(246,399)	(14,396)	(143,381)
Class R3	(1,739,431)	(31,163,485)	(1,507,083)	(24,549,952)	(748,639)	(8,223,051)	(320,700)	(3,207,989)
Class R4	(136,433)	(2,457,760)	(71,482)	(1,176,850)	(6,917)	(77,541)	(2,348)	(23,546)
Class R6	(1,686,190)	(30,529,801)	(2,018,052)	(33,662,738)	(495,985)	(5,515,653)	(532,720)	(5,405,671)
	(3,972,254)	$(71,512,500)	(3,869,944)	$(63,883,311)	(1,360,477)	$(15,010,290)	(940,463)	$(9,492,382)
Net change
Class A	74,431	$1,309,841	123,284	$1,997,890	111,575	$1,240,841	71,279	$725,036
Class B	(647)	(11,881)	(709)	(11,781)	—	—	—	—
Class C	8,211	143,536	8,962	142,334	15,898	176,581	11,335	113,799
Class I	15,186	269,225	18,049	303,285	30,493	324,729	22,299	229,270
Class R1	388	6,930	230	3,781	265	2,935	166	1,666
Class R2	(77,890)	(1,393,885)	35,913	584,985	10,511	119,592	129,141	1,246,975
Class R3	(304,900)	(5,477,201)	17,833	485,531	(119,894)	(1,286,388)	397,966	3,998,487
Class R4	(20,065)	(362,029)	61,685	1,024,381	17,568	195,282	42,116	434,851
Class R6	1,149,241	20,858,372	730,239	11,799,214	1,082,818	12,100,836	695,596	6,949,259
	843,955	$15,342,908	995,486	$16,329,620	1,149,234	$12,874,408	1,369,898	$13,699,343
Effective June 1, 2019, purchases of each fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.

Notes to Financial Statements  - continued
(6) Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2026, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Commitment Fee	$2,407	$1,556	$3,434	$2,959	$3,755
Interest Expense	—	—	—	—	—

	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Commitment Fee	$2,562	$2,815	$2,010	$1,194	$197
Interest Expense	—	—	—	—	—
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended April 30, 2026:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,977,043	$867,750	$3,274,724	$648,650	$1,139,644	$8,358,363
MFS Blended Research Growth Equity Fund	8,983,337	1,028,499	3,603,667	1,261,567	685,692	8,355,428
MFS Blended Research International Equity Fund	13,827,039	1,876,381	5,938,430	1,768,701	2,505,382	14,039,073
MFS Blended Research Mid Cap Equity Fund	16,562,828	1,293,482	5,592,195	702,150	2,479,464	15,445,729
MFS Blended Research Small Cap Equity Fund	5,514,113	756,421	2,546,180	220,352	1,264,584	5,209,290
MFS Blended Research Value Equity Fund	11,044,059	1,503,246	3,779,396	513,960	1,023,992	10,305,861
MFS Commodity Strategy Fund	10,844,294	1,985,020	5,015,264	75,436	2,347,378	10,236,864
MFS Emerging Markets Debt Fund	5,517,060	342,754	1,162,895	29,753	327,902	5,054,574
MFS Emerging Markets Debt Local Currency Fund	5,521,050	324,078	1,219,598	19,891	360,868	5,006,289
MFS Global Opportunistic Bond Fund	38,612,226	2,169,303	5,450,859	(346,749)	70,871	35,054,792
MFS Global Real Estate Fund	11,050,168	985,124	2,617,139	221,342	624,509	10,264,004
MFS Government Securities Fund	52,402,994	3,396,057	5,634,656	(703,775)	364,409	49,825,029
MFS Growth Fund	8,983,350	1,808,332	3,187,788	721,663	79,397	8,404,954
MFS High Income Fund	11,032,870	799,996	1,984,600	(3,721)	224,081	10,068,626
MFS Inflation-Adjusted Bond Fund	55,156,231	2,669,725	7,247,479	(837,922)	427,582	50,168,137
MFS Institutional Money Market Portfolio	13,576,203	18,245,339	26,810,287	580	888	5,012,723
MFS International Growth Fund	2,764,988	476,794	690,179	195,356	30,527	2,777,486
MFS International Intrinsic Equity Fund	2,764,219	522,362	948,344	256,063	188,067	2,782,367
MFS Limited Maturity Fund	110,283,464	5,629,177	15,595,779	(182,774)	(150,755)	99,983,333
MFS Mid Cap Growth Fund	8,297,620	1,758,647	2,103,873	531,811	(744,928)	7,739,277
MFS Mid Cap Value Fund	8,274,921	1,090,408	2,722,589	301,273	706,411	7,650,424
MFS New Discovery Fund	2,764,392	265,295	1,195,559	479,949	271,098	2,585,175
MFS New Discovery Value Fund	2,745,809	463,549	990,665	55,409	289,250	2,563,352
MFS Research Fund	8,978,197	1,547,592	2,933,111	787,901	(55,187)	8,325,392
MFS Research International Fund	8,294,957	1,423,080	2,532,766	675,006	522,916	8,383,193
MFS Total Return Bond Fund	107,555,611	5,822,850	14,023,393	(1,211,478)	1,613,035	99,756,625
MFS Value Fund	11,044,812	1,468,849	3,159,516	736,377	118,187	10,208,709
	$551,373,855	$60,520,110	$131,960,931	$6,916,771	$16,715,264	$503,565,069

Notes to Financial Statements  - continued

	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$92,450	$488,522
MFS Blended Research Growth Equity Fund	111,555	422,503
MFS Blended Research International Equity Fund	366,907	233,562
MFS Blended Research Mid Cap Equity Fund	120,274	360,337
MFS Blended Research Small Cap Equity Fund	69,403	267,206
MFS Blended Research Value Equity Fund	235,713	919,543
MFS Commodity Strategy Fund	1,482,805	—
MFS Emerging Markets Debt Fund	281,242	—
MFS Emerging Markets Debt Local Currency Fund	180,829	—
MFS Global Opportunistic Bond Fund	1,760,447	—
MFS Global Real Estate Fund	343,454	—
MFS Government Securities Fund	1,992,570	—
MFS Growth Fund	—	1,126,261
MFS High Income Fund	696,160	—
MFS Inflation-Adjusted Bond Fund	2,217,053	—
MFS Institutional Money Market Portfolio	365,093	—
MFS International Growth Fund	37,762	117,499
MFS International Intrinsic Equity Fund	57,392	173,589
MFS Limited Maturity Fund	4,841,216	—
MFS Mid Cap Growth Fund	—	1,008,403
MFS Mid Cap Value Fund	126,430	483,617
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	92,509	177,686
MFS Research Fund	68,199	1,157,026
MFS Research International Fund	198,465	277,791
MFS Total Return Bond Fund	4,441,676	—
MFS Value Fund	215,321	767,728
	$20,394,925	$7,981,273

Notes to Financial Statements  - continued

	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$6,054,762	$517,945	$3,065,502	$880,414	$265,833	$4,653,452
MFS Blended Research Growth Equity Fund	6,094,278	596,137	3,350,693	1,310,371	(36,234)	4,613,859
MFS Blended Research International Equity Fund	9,397,490	1,054,966	5,188,408	1,749,489	928,170	7,941,707
MFS Blended Research Mid Cap Equity Fund	10,878,858	1,207,226	5,398,266	1,014,535	972,470	8,674,823
MFS Blended Research Small Cap Equity Fund	3,492,814	655,229	2,157,768	282,351	625,339	2,897,965
MFS Blended Research Value Equity Fund	7,337,216	982,557	3,490,731	756,829	209,500	5,795,371
MFS Commodity Strategy Fund	6,786,060	1,426,561	3,907,895	260,070	1,186,631	5,751,427
MFS Emerging Markets Debt Fund	3,816,210	249,736	1,428,915	(88,357)	319,005	2,867,679
MFS Emerging Markets Debt Local Currency Fund	3,879,050	221,170	1,506,011	34,749	216,232	2,845,190
MFS Global Opportunistic Bond Fund	24,545,457	1,903,024	6,245,511	(310,573)	166,370	20,058,767
MFS Global Real Estate Fund	7,064,758	879,980	2,669,960	185,406	329,214	5,789,398
MFS Government Securities Fund	33,291,501	2,999,827	7,482,052	(834,867)	645,429	28,619,838
MFS Growth Fund	6,088,938	1,046,360	3,073,796	994,554	(430,575)	4,625,481
MFS High Income Fund	7,638,526	624,991	2,687,676	(73,022)	228,454	5,731,273
MFS Inflation-Adjusted Bond Fund	34,981,787	2,614,560	8,778,243	(1,001,938)	742,970	28,559,136
MFS Institutional Money Market Portfolio	8,694,934	12,118,739	18,065,016	323	652	2,749,632
MFS International Growth Fund	1,938,547	270,830	802,824	259,454	(103,613)	1,562,394
MFS International Intrinsic Equity Fund	1,937,387	308,029	964,968	252,540	38,068	1,571,056
MFS Limited Maturity Fund	66,547,868	6,283,140	15,438,435	(119,194)	(63,591)	57,209,788
MFS Mid Cap Growth Fund	5,507,248	1,110,565	2,172,359	522,140	(620,590)	4,347,004
MFS Mid Cap Value Fund	5,399,525	848,114	2,565,593	529,188	109,850	4,321,084
MFS New Discovery Fund	1,771,550	220,306	1,008,392	190,917	267,007	1,441,388
MFS New Discovery Value Fund	1,739,411	384,610	898,461	98,825	113,437	1,437,822
MFS Research Fund	6,055,708	916,352	2,837,038	790,688	(276,607)	4,649,103
MFS Research International Fund	5,489,624	908,316	2,405,008	660,372	90,951	4,744,255
MFS Total Return Bond Fund	66,478,927	5,764,571	15,313,803	(1,539,827)	1,837,488	57,227,356
MFS Value Fund	7,332,608	1,014,274	3,118,828	920,479	(373,146)	5,775,387
	$350,241,042	$47,128,115	$126,022,152	$7,725,916	$7,388,714	$286,461,635

Notes to Financial Statements  - continued

	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$55,107	$291,192
MFS Blended Research Growth Equity Fund	66,526	251,963
MFS Blended Research International Equity Fund	218,105	138,839
MFS Blended Research Mid Cap Equity Fund	71,701	214,814
MFS Blended Research Small Cap Equity Fund	41,294	158,983
MFS Blended Research Value Equity Fund	140,460	547,947
MFS Commodity Strategy Fund	888,091	—
MFS Emerging Markets Debt Fund	173,913	—
MFS Emerging Markets Debt Local Currency Fund	110,392	—
MFS Global Opportunistic Bond Fund	1,064,633	—
MFS Global Real Estate Fund	204,827	—
MFS Government Securities Fund	1,215,476	—
MFS Growth Fund	—	677,642
MFS High Income Fund	432,087	—
MFS Inflation-Adjusted Bond Fund	1,362,721	—
MFS Institutional Money Market Portfolio	225,682	—
MFS International Growth Fund	22,418	69,756
MFS International Intrinsic Equity Fund	34,088	103,113
MFS Limited Maturity Fund	2,920,219	—
MFS Mid Cap Growth Fund	—	605,630
MFS Mid Cap Value Fund	75,442	288,579
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	55,393	107,961
MFS Research Fund	40,532	687,639
MFS Research International Fund	118,114	165,323
MFS Total Return Bond Fund	2,691,835	—
MFS Value Fund	131,216	457,647
	$12,360,272	$4,767,028

Notes to Financial Statements  - continued

	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$19,811,876	$1,729,433	$7,684,314	$1,788,738	$2,157,287	$17,803,020
MFS Blended Research Growth Equity Fund	19,646,643	2,013,902	8,139,963	3,155,103	1,166,280	17,841,965
MFS Blended Research International Equity Fund	31,355,010	2,616,781	14,531,169	5,003,078	4,164,487	28,608,187
MFS Blended Research Mid Cap Equity Fund	31,229,887	2,127,304	11,757,710	2,178,078	3,740,389	27,517,948
MFS Blended Research Small Cap Equity Fund	7,333,442	1,028,624	3,218,801	364,537	1,672,872	7,180,674
MFS Blended Research Value Equity Fund	22,853,587	2,909,281	8,428,523	1,308,738	1,791,244	20,434,327
MFS Commodity Strategy Fund	15,255,413	2,653,748	7,224,428	114,222	3,207,591	14,006,546
MFS Emerging Markets Debt Fund	15,547,753	868,878	4,362,911	(568,137)	1,559,023	13,044,606
MFS Emerging Markets Debt Local Currency Fund	15,018,257	758,603	3,874,225	(49,584)	1,092,180	12,945,231
MFS Global Opportunistic Bond Fund	50,909,020	4,204,380	7,141,435	(541,028)	130,038	47,560,975
MFS Global Real Estate Fund	15,570,062	1,133,720	3,788,458	329,269	830,395	14,074,988
MFS Government Securities Fund	70,920,596	6,648,707	9,351,693	(1,211,514)	724,579	67,730,675
MFS Growth Fund	19,699,011	3,518,067	6,982,393	1,491,527	250,422	17,976,634
MFS High Income Fund	29,780,868	2,206,936	6,619,152	(392,594)	988,210	25,964,268
MFS Inflation-Adjusted Bond Fund	72,601,583	5,964,415	9,834,991	(1,309,855)	741,355	68,162,507
MFS Institutional Money Market Portfolio	18,882,348	21,090,481	33,624,537	(3)	1,625	6,349,914
MFS International Growth Fund	7,819,217	735,017	2,223,330	1,014,898	(400,082)	6,945,720
MFS International Intrinsic Equity Fund	7,825,905	949,007	2,992,457	1,017,496	169,709	6,969,660
MFS International New Discovery Fund	673,560	—	721,928	463,211	(414,843)	—
MFS Limited Maturity Fund	67,774,490	12,385,630	5,196,715	(173,295)	(115,359)	74,674,751
MFS Mid Cap Growth Fund	15,807,642	2,883,491	4,543,143	1,655,910	(2,030,581)	13,773,319
MFS Mid Cap Value Fund	15,618,719	1,757,941	5,655,866	1,317,992	548,044	13,586,830
MFS New Discovery Fund	3,808,547	261,238	1,555,703	464,476	572,239	3,550,797
MFS New Discovery Value Fund	3,727,016	662,155	1,345,891	134,272	339,197	3,516,749
MFS Research Fund	19,775,705	3,159,054	6,803,806	1,476,024	119,028	17,726,005
MFS Research International Fund	15,656,823	1,612,872	4,968,236	1,538,602	611,271	14,451,332
MFS Total Return Bond Fund	104,109,454	9,545,793	8,909,895	(1,174,377)	1,489,764	105,060,739
MFS Value Fund	22,909,714	2,734,676	7,214,184	1,807,594	(76,245)	20,161,555
	$741,922,148	$98,160,134	$198,695,857	$21,203,378	$25,030,119	$687,619,922

Notes to Financial Statements  - continued

	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$207,141	$1,094,574
MFS Blended Research Growth Equity Fund	249,727	945,822
MFS Blended Research International Equity Fund	790,319	503,093
MFS Blended Research Mid Cap Equity Fund	223,974	671,020
MFS Blended Research Small Cap Equity Fund	97,955	377,133
MFS Blended Research Value Equity Fund	492,629	1,921,796
MFS Commodity Strategy Fund	2,097,680	—
MFS Emerging Markets Debt Fund	766,826	—
MFS Emerging Markets Debt Local Currency Fund	487,964	—
MFS Global Opportunistic Bond Fund	2,410,487	—
MFS Global Real Estate Fund	476,769	—
MFS Government Securities Fund	2,732,348	—
MFS Growth Fund	—	2,518,543
MFS High Income Fund	1,881,449	—
MFS Inflation-Adjusted Bond Fund	3,008,171	—
MFS Institutional Money Market Portfolio	505,659	—
MFS International Growth Fund	100,637	313,142
MFS International Intrinsic Equity Fund	153,521	464,344
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	3,327,673	—
MFS Mid Cap Growth Fund	—	1,882,317
MFS Mid Cap Value Fund	234,655	897,601
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	129,988	248,133
MFS Research Fund	152,469	2,586,711
MFS Research International Fund	356,829	499,454
MFS Total Return Bond Fund	4,537,293	—
MFS Value Fund	438,911	1,599,495
	$25,861,074	$16,523,178

Notes to Financial Statements  - continued

	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$23,142,287	$1,773,201	$6,496,729	$777,990	$3,922,428	$23,119,177
MFS Blended Research Emerging Markets Equity Fund	298,592	41	343,484	124,112	(79,261)	—
MFS Blended Research Growth Equity Fund	23,570,136	2,217,271	7,720,628	2,338,864	2,834,694	23,240,337
MFS Blended Research International Equity Fund	39,710,985	2,196,041	14,617,787	4,946,325	6,714,807	38,950,371
MFS Blended Research Mid Cap Equity Fund	44,599,773	2,578,200	12,210,894	1,023,771	7,704,979	43,695,829
MFS Blended Research Small Cap Equity Fund	9,615,630	1,093,846	3,685,748	260,213	2,381,668	9,665,609
MFS Blended Research Value Equity Fund	25,012,738	3,208,068	6,381,748	337,598	3,233,535	25,410,191
MFS Commodity Strategy Fund	18,115,920	3,667,392	7,369,524	216,616	4,138,387	18,768,791
MFS Emerging Markets Debt Fund	17,378,446	2,548,655	2,869,363	(353,485)	1,566,216	18,270,469
MFS Emerging Markets Debt Local Currency Fund	11,801,473	1,216,565	1,365,117	(1,145)	849,030	12,500,806
MFS Emerging Markets Equity Fund	298,767	41	338,391	144,387	(104,804)	—
MFS Global Opportunistic Bond Fund	27,670,810	7,529,552	2,302,414	(202,043)	(108,497)	32,587,408
MFS Global Real Estate Fund	19,349,484	1,234,214	3,139,329	105,241	1,383,810	18,933,420
MFS Government Securities Fund	49,409,643	17,616,325	4,187,767	(466,289)	64,069	62,435,981
MFS Growth Fund	23,378,908	4,308,859	6,285,633	644,621	1,439,156	23,485,911
MFS High Income Fund	23,247,248	4,071,787	2,583,033	(157,329)	594,711	25,173,384
MFS Inflation-Adjusted Bond Fund	39,191,694	10,158,503	3,205,537	(421,170)	147,187	45,870,677
MFS Institutional Money Market Portfolio	13,350,281	14,688,014	21,748,037	494	651	6,291,403
MFS International Growth Fund	10,112,645	768,926	2,051,563	410,271	366,017	9,606,296
MFS International Intrinsic Equity Fund	10,136,332	988,847	2,965,253	343,120	1,172,903	9,675,949
MFS International New Discovery Fund	6,871,686	265,488	1,823,127	240,053	471,046	6,025,146
MFS Limited Maturity Fund	—	6,256,478	—	—	(34,278)	6,222,200
MFS Mid Cap Growth Fund	22,775,820	4,225,733	4,534,594	322,719	(989,620)	21,800,058
MFS Mid Cap Value Fund	21,975,804	2,361,432	5,574,212	127,926	2,569,650	21,460,600
MFS New Discovery Fund	4,918,682	221,175	1,729,024	318,527	1,019,251	4,748,611
MFS New Discovery Value Fund	4,756,713	714,447	1,375,772	22,003	580,838	4,698,229
MFS Research Fund	23,042,731	3,582,963	5,491,962	501,521	1,340,600	22,975,853
MFS Research International Fund	19,271,894	1,856,663	4,549,754	569,375	2,118,404	19,266,582
MFS Total Return Bond Fund	45,634,797	16,176,560	1,793,331	(191,144)	283,678	60,110,560
MFS Value Fund	24,924,258	3,158,929	5,039,606	157,836	1,790,087	24,991,504
	$603,564,177	$120,684,216	$143,779,361	$12,140,978	$47,371,342	$639,981,352

Notes to Financial Statements  - continued

	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$251,057	$1,326,629
MFS Blended Research Emerging Markets Equity Fund	3	—
MFS Blended Research Growth Equity Fund	303,431	1,149,215
MFS Blended Research International Equity Fund	1,022,161	650,676
MFS Blended Research Mid Cap Equity Fund	340,026	1,018,710
MFS Blended Research Small Cap Equity Fund	127,695	491,634
MFS Blended Research Value Equity Fund	575,547	2,245,266
MFS Commodity Strategy Fund	2,703,559	—
MFS Emerging Markets Debt Fund	993,305	—
MFS Emerging Markets Debt Local Currency Fund	435,127	—
MFS Emerging Markets Equity Fund	3	—
MFS Global Opportunistic Bond Fund	1,508,191	—
MFS Global Real Estate Fund	614,706	—
MFS Government Securities Fund	2,298,703	—
MFS Growth Fund	—	3,040,000
MFS High Income Fund	1,651,575	—
MFS Inflation-Adjusted Bond Fund	1,774,115	—
MFS Institutional Money Market Portfolio	443,727	—
MFS International Growth Fund	130,032	404,610
MFS International Intrinsic Equity Fund	199,777	604,254
MFS International New Discovery Fund	120,537	93,033
MFS Limited Maturity Fund	69,841	—
MFS Mid Cap Growth Fund	—	2,833,165
MFS Mid Cap Value Fund	355,762	1,360,856
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	168,400	319,289
MFS Research Fund	184,300	3,126,751
MFS Research International Fund	451,694	632,235
MFS Total Return Bond Fund	2,295,705	—
MFS Value Fund	513,368	1,863,193
	$19,532,347	$21,159,516

Notes to Financial Statements  - continued

	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$35,921,523	$2,946,335	$7,904,281	$547,160	$6,959,250	$38,469,987
MFS Blended Research Emerging Markets Equity Fund	4,092,204	136,705	1,986,406	672,647	1,006,533	3,921,683
MFS Blended Research Growth Equity Fund	36,598,212	3,945,108	10,049,613	2,727,780	5,458,392	38,679,879
MFS Blended Research International Equity Fund	67,922,794	4,086,987	21,783,270	7,029,997	13,664,908	70,921,416
MFS Blended Research Mid Cap Equity Fund	70,105,928	4,384,308	14,190,076	511,679	13,643,503	74,455,342
MFS Blended Research Small Cap Equity Fund	15,702,087	1,892,411	5,235,869	216,951	4,237,549	16,813,129
MFS Blended Research Value Equity Fund	38,486,959	4,954,238	7,654,535	272,754	5,364,774	41,424,190
MFS Commodity Strategy Fund	29,746,941	7,241,646	11,663,446	306,523	7,170,280	32,801,944
MFS Emerging Markets Debt Fund	20,747,732	5,023,515	2,892,620	(297,664)	1,823,955	24,404,918
MFS Emerging Markets Debt Local Currency Fund	14,120,835	2,612,912	1,627,357	3,722	1,050,166	16,160,278
MFS Emerging Markets Equity Fund	4,094,094	136,298	1,682,559	649,031	677,808	3,874,672
MFS Global Opportunistic Bond Fund	20,600,633	6,859,557	1,558,189	(115,763)	(134,946)	25,651,292
MFS Global Real Estate Fund	31,483,361	3,110,998	4,089,797	73,110	2,430,754	33,008,426
MFS Government Securities Fund	—	7,740,705	—	—	(92,740)	7,647,965
MFS Growth Fund	36,370,935	7,395,789	7,835,272	485,887	2,620,957	39,038,296
MFS High Income Fund	27,771,443	7,322,765	3,264,766	(195,773)	713,594	32,347,263
MFS Inflation-Adjusted Bond Fund	35,185,933	10,256,846	3,333,416	(391,468)	151,066	41,868,961
MFS Institutional Money Market Portfolio	14,252,012	20,234,798	27,058,904	(152)	1,211	7,428,965
MFS International Growth Fund	20,008,634	1,786,833	3,025,906	267,222	1,280,455	20,317,238
MFS International Intrinsic Equity Fund	20,045,192	2,235,239	4,918,916	504,310	2,580,322	20,446,147
MFS International New Discovery Fund	16,316,442	883,515	2,666,821	284,973	1,468,791	16,286,900
MFS Mid Cap Growth Fund	35,595,525	7,648,935	4,694,173	85,321	(1,436,445)	37,199,163
MFS Mid Cap Value Fund	34,679,752	4,091,460	6,492,197	(13,520)	4,361,108	36,626,603
MFS New Discovery Fund	7,980,207	434,962	2,385,859	383,067	1,873,747	8,286,124
MFS New Discovery Value Fund	7,788,739	1,276,514	1,876,348	8,352	1,002,394	8,199,651
MFS Research Fund	35,806,030	6,046,826	6,423,541	266,098	2,553,294	38,248,707
MFS Research International Fund	27,641,994	3,135,903	5,258,233	500,930	3,460,391	29,480,985
MFS Total Return Bond Fund	17,842,305	10,896,907	202,340	(16,997)	(2,776)	28,517,099
MFS Value Fund	38,380,213	5,033,645	5,813,690	112,459	2,933,938	40,646,565
	$765,288,659	$143,752,660	$177,568,400	$14,878,636	$86,822,233	$833,173,788

Notes to Financial Statements  - continued

	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$415,510	$2,195,630
MFS Blended Research Emerging Markets Equity Fund	94,235	9,281
MFS Blended Research Growth Equity Fund	499,758	1,892,792
MFS Blended Research International Equity Fund	1,861,515	1,184,982
MFS Blended Research Mid Cap Equity Fund	570,496	1,709,191
MFS Blended Research Small Cap Equity Fund	220,176	847,691
MFS Blended Research Value Equity Fund	936,020	3,651,507
MFS Commodity Strategy Fund	4,696,298	—
MFS Emerging Markets Debt Fund	1,282,888	—
MFS Emerging Markets Debt Local Currency Fund	557,770	—
MFS Emerging Markets Equity Fund	108,451	—
MFS Global Opportunistic Bond Fund	1,178,137	—
MFS Global Real Estate Fund	1,066,258	—
MFS Government Securities Fund	81,966	—
MFS Growth Fund	—	5,009,746
MFS High Income Fund	2,104,753	—
MFS Inflation-Adjusted Bond Fund	1,638,190	—
MFS Institutional Money Market Portfolio	475,369	—
MFS International Growth Fund	276,144	859,253
MFS International Intrinsic Equity Fund	425,075	1,285,696
MFS International New Discovery Fund	312,161	240,933
MFS Mid Cap Growth Fund	—	4,711,770
MFS Mid Cap Value Fund	596,073	2,280,093
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	290,573	548,951
MFS Research Fund	303,995	5,157,420
MFS Research International Fund	681,440	953,810
MFS Total Return Bond Fund	939,353	—
MFS Value Fund	825,295	3,032,274
	$22,437,899	$35,571,020

Notes to Financial Statements  - continued

	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,044,151	$2,364,159	$4,984,720	$283,283	$4,735,362	$26,442,235
MFS Blended Research Emerging Markets Equity Fund	4,066,972	215,846	1,710,113	498,245	1,216,230	4,287,180
MFS Blended Research Growth Equity Fund	25,958,402	3,481,668	7,236,047	1,518,609	4,247,093	27,969,725
MFS Blended Research International Equity Fund	52,454,363	3,334,096	16,524,298	4,576,756	11,320,089	55,161,006
MFS Blended Research Mid Cap Equity Fund	49,466,374	3,941,237	9,815,247	167,380	9,852,333	53,612,077
MFS Blended Research Small Cap Equity Fund	11,809,768	1,640,400	3,897,708	93,151	3,268,690	12,914,301
MFS Blended Research Value Equity Fund	26,927,976	3,719,780	5,039,156	160,558	3,810,227	29,579,385
MFS Commodity Strategy Fund	22,309,469	5,815,544	8,866,586	503,937	5,236,312	24,998,676
MFS Emerging Markets Debt Fund	6,644,354	2,467,587	557,285	(8,690)	504,104	9,050,070
MFS Emerging Markets Debt Local Currency Fund	4,499,811	1,480,209	329,336	(7,968)	341,189	5,983,905
MFS Emerging Markets Equity Fund	4,069,438	215,271	1,407,265	363,291	983,513	4,224,248
MFS Global Opportunistic Bond Fund	6,598,955	2,931,840	505,731	(11,838)	(82,337)	8,930,889
MFS Global Real Estate Fund	23,720,934	2,389,493	2,737,227	2,268	1,873,762	25,249,230
MFS Growth Fund	25,737,536	6,051,249	5,699,628	171,402	2,001,185	28,261,744
MFS High Income Fund	8,873,792	3,656,690	693,760	(12,446)	166,222	11,990,498
MFS Inflation-Adjusted Bond Fund	17,652,378	5,377,522	1,898,829	(199,382)	73,588	21,005,277
MFS Institutional Money Market Portfolio	9,601,592	16,793,077	20,970,223	(367)	892	5,424,971
MFS International Growth Fund	16,127,659	1,535,506	2,262,196	138,500	1,072,116	16,611,585
MFS International Intrinsic Equity Fund	16,172,817	1,859,267	3,803,932	244,119	2,217,960	16,690,231
MFS International New Discovery Fund	16,202,014	1,063,456	2,431,089	111,611	1,621,483	16,567,475
MFS Mid Cap Growth Fund	25,265,986	6,430,100	3,915,125	(27,964)	(956,379)	26,796,618
MFS Mid Cap Value Fund	24,387,032	3,318,345	4,410,335	(7,872)	3,078,059	26,365,229
MFS New Discovery Fund	6,038,651	445,272	1,821,630	222,826	1,477,625	6,362,744
MFS New Discovery Value Fund	5,845,721	1,075,407	1,398,733	1,723	758,727	6,282,845
MFS Research Fund	23,938,786	4,633,779	4,115,892	95,351	1,755,945	26,307,969
MFS Research International Fund	19,919,577	2,175,370	3,778,403	347,871	2,474,750	21,139,165
MFS Total Return Bond Fund	10,810,599	5,141,892	1,023,400	(31,205)	36,423	14,934,309
MFS Value Fund	26,846,892	3,876,448	3,793,427	47,152	2,081,800	29,058,865
	$515,991,999	$97,430,510	$125,627,321	$9,240,301	$65,166,963	$562,202,452

Notes to Financial Statements  - continued

	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$280,089	$1,480,041
MFS Blended Research Emerging Markets Equity Fund	96,656	9,520
MFS Blended Research Growth Equity Fund	355,826	1,347,663
MFS Blended Research International Equity Fund	1,424,686	906,911
MFS Blended Research Mid Cap Equity Fund	405,357	1,214,438
MFS Blended Research Small Cap Equity Fund	166,111	639,539
MFS Blended Research Value Equity Fund	659,527	2,572,879
MFS Commodity Strategy Fund	3,535,322	—
MFS Emerging Markets Debt Fund	438,386	—
MFS Emerging Markets Debt Local Currency Fund	193,350	—
MFS Emerging Markets Equity Fund	111,289	—
MFS Global Opportunistic Bond Fund	395,324	—
MFS Global Real Estate Fund	803,652	—
MFS Growth Fund	—	3,561,862
MFS High Income Fund	716,515	—
MFS Inflation-Adjusted Bond Fund	817,878	—
MFS Institutional Money Market Portfolio	321,821	—
MFS International Growth Fund	222,614	692,685
MFS International Intrinsic Equity Fund	341,579	1,033,148
MFS International New Discovery Fund	313,817	242,210
MFS Mid Cap Growth Fund	—	3,374,959
MFS Mid Cap Value Fund	422,618	1,616,593
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	219,379	413,550
MFS Research Fund	205,123	3,480,014
MFS Research International Fund	486,576	681,060
MFS Total Return Bond Fund	537,904	—
MFS Value Fund	582,071	2,136,232
	$14,053,470	$25,403,304

Notes to Financial Statements  - continued

	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$25,858,728	$2,755,517	$5,054,591	$175,320	$5,303,270	$29,038,244
MFS Blended Research Emerging Markets Equity Fund	5,628,967	344,554	2,125,656	591,475	1,896,338	6,335,678
MFS Blended Research Growth Equity Fund	28,947,158	4,026,580	7,223,053	1,356,366	5,183,456	32,290,507
MFS Blended Research International Equity Fund	62,291,107	4,643,560	18,084,675	4,399,541	15,109,874	68,359,407
MFS Blended Research Mid Cap Equity Fund	55,844,984	3,946,788	9,210,587	12,642	11,422,615	62,016,442
MFS Blended Research Small Cap Equity Fund	13,975,819	1,765,465	4,042,955	53,683	3,997,743	15,749,755
MFS Blended Research Value Equity Fund	30,380,322	4,593,589	5,435,749	180,976	4,361,160	34,080,298
MFS Commodity Strategy Fund	26,592,099	7,816,080	10,695,682	599,272	6,390,742	30,702,511
MFS Emerging Markets Debt Fund	—	922,437	—	—	782	923,219
MFS Emerging Markets Debt Local Currency Fund	—	614,220	—	—	(4,930)	609,290
MFS Emerging Markets Equity Fund	5,632,749	361,820	1,699,742	420,520	1,530,161	6,245,508
MFS Global Opportunistic Bond Fund	—	926,935	—	—	(14,261)	912,674
MFS Global Real Estate Fund	28,009,554	3,616,645	3,018,797	(34,325)	2,292,079	30,865,156
MFS Growth Fund	28,819,744	6,990,995	5,579,064	51,146	2,324,845	32,607,666
MFS High Income Fund	—	1,232,194	—	—	(7,773)	1,224,421
MFS Inflation-Adjusted Bond Fund	13,187,875	4,140,407	1,537,172	(126,180)	30,871	15,695,801
MFS Institutional Money Market Portfolio	10,477,821	14,638,179	19,124,538	(300)	1,047	5,992,209
MFS International Growth Fund	19,763,756	2,467,835	2,425,612	64,915	1,455,960	21,326,854
MFS International Intrinsic Equity Fund	19,786,302	2,782,194	4,193,122	230,896	2,878,199	21,484,469
MFS International New Discovery Fund	22,458,312	2,373,162	2,849,039	59,228	2,407,350	24,449,013
MFS Mid Cap Growth Fund	28,247,246	7,147,187	3,122,759	(263,786)	(1,035,022)	30,972,866
MFS Mid Cap Value Fund	27,618,673	3,887,983	4,468,799	(73,846)	3,570,914	30,534,925
MFS New Discovery Fund	7,073,781	498,080	1,856,866	228,874	1,819,906	7,763,775
MFS New Discovery Value Fund	6,941,128	1,292,493	1,462,110	(29,734)	939,166	7,680,943
MFS Research Fund	25,806,253	5,270,163	4,179,058	43,321	1,954,990	28,895,669
MFS Research International Fund	22,559,441	3,138,257	4,288,549	295,047	2,983,660	24,687,856
MFS Total Return Bond Fund	10,545,415	5,240,372	808,463	(9,127)	12,080	14,980,277
MFS Value Fund	30,315,255	5,242,818	4,512,349	49,412	2,382,730	33,477,866
	$556,762,489	$102,676,509	$126,998,987	$8,275,336	$79,187,952	$619,903,299

Notes to Financial Statements  - continued

	MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$309,497	$1,630,158
MFS Blended Research Emerging Markets Equity Fund	142,037	13,989
MFS Blended Research Growth Equity Fund	411,097	1,556,996
MFS Blended Research International Equity Fund	1,762,265	1,121,804
MFS Blended Research Mid Cap Equity Fund	470,001	1,408,112
MFS Blended Research Small Cap Equity Fund	202,717	780,472
MFS Blended Research Value Equity Fund	760,462	2,966,637
MFS Commodity Strategy Fund	4,329,339	—
MFS Emerging Markets Debt Fund	13,799	—
MFS Emerging Markets Debt Local Currency Fund	7,955	—
MFS Emerging Markets Equity Fund	163,708	—
MFS Global Opportunistic Bond Fund	13,990	—
MFS Global Real Estate Fund	987,587	—
MFS Growth Fund	—	4,127,326
MFS High Income Fund	21,367	—
MFS Inflation-Adjusted Bond Fund	617,400	—
MFS Institutional Money Market Portfolio	348,956	—
MFS International Growth Fund	285,831	889,393
MFS International Intrinsic Equity Fund	438,022	1,324,855
MFS International New Discovery Fund	461,445	356,153
MFS Mid Cap Growth Fund	—	3,924,482
MFS Mid Cap Value Fund	490,639	1,876,785
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	268,485	506,126
MFS Research Fund	225,887	3,832,290
MFS Research International Fund	569,060	796,513
MFS Total Return Bond Fund	531,224	—
MFS Value Fund	670,924	2,468,150
	$14,503,694	$29,580,241

Notes to Financial Statements  - continued

	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,662,747	$2,235,663	$2,651,032	$48,979	$3,764,749	$21,061,106
MFS Blended Research Emerging Markets Equity Fund	3,857,885	371,045	1,315,327	294,827	1,473,453	4,681,883
MFS Blended Research Growth Equity Fund	19,918,213	3,552,931	4,593,643	420,493	4,116,147	23,414,141
MFS Blended Research International Equity Fund	42,917,998	3,766,284	9,916,774	1,894,275	11,811,614	50,473,397
MFS Blended Research Mid Cap Equity Fund	38,114,141	4,019,189	4,753,052	(32,686)	8,057,569	45,405,161
MFS Blended Research Small Cap Equity Fund	9,545,412	1,399,643	2,294,579	(7,868)	2,854,152	11,496,760
MFS Blended Research Value Equity Fund	20,783,299	3,702,869	2,736,136	61,797	3,139,656	24,951,485
MFS Commodity Strategy Fund	18,277,962	6,027,497	6,736,203	368,830	4,751,721	22,689,807
MFS Emerging Markets Equity Fund	3,860,289	391,581	987,136	169,350	1,209,033	4,643,117
MFS Global Real Estate Fund	19,159,536	3,568,726	1,678,861	(37,857)	1,671,018	22,682,562
MFS Growth Fund	19,768,328	5,851,937	3,652,903	(110,918)	1,707,565	23,564,009
MFS Inflation-Adjusted Bond Fund	9,161,329	3,044,336	1,163,924	(123,109)	57,410	10,976,042
MFS Institutional Money Market Portfolio	7,230,422	6,870,087	9,710,168	(263)	774	4,390,852
MFS International Growth Fund	13,592,273	2,216,710	1,061,494	4,149	1,024,510	15,776,148
MFS International Intrinsic Equity Fund	13,630,273	2,112,273	2,041,589	49,408	2,109,192	15,859,557
MFS International New Discovery Fund	15,372,079	2,438,044	1,243,659	(17,084)	1,755,097	18,304,477
MFS Mid Cap Growth Fund	19,411,179	6,513,950	2,281,766	(276,982)	(663,818)	22,702,563
MFS Mid Cap Value Fund	18,864,615	3,375,593	2,256,469	(57,333)	2,502,643	22,429,049
MFS New Discovery Fund	4,866,876	467,162	1,070,744	59,624	1,374,628	5,697,546
MFS New Discovery Value Fund	4,730,988	1,040,866	756,247	(35,089)	674,444	5,654,962
MFS Research Fund	17,627,734	4,133,615	2,126,541	(41,480)	1,395,483	20,988,811
MFS Research International Fund	15,494,025	2,493,702	2,138,589	74,620	2,224,103	18,147,861
MFS Total Return Bond Fund	7,328,895	4,321,863	728,565	(34,203)	29,301	10,917,291
MFS Value Fund	20,754,154	4,467,862	2,273,944	(9,498)	1,708,018	24,646,592
	$381,930,652	$78,383,428	$70,169,345	$2,661,982	$58,748,462	$451,555,179

Notes to Financial Statements  - continued

	MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$217,226	$1,147,861
MFS Blended Research Emerging Markets Equity Fund	101,457	9,993
MFS Blended Research Growth Equity Fund	290,230	1,099,223
MFS Blended Research International Equity Fund	1,251,324	796,555
MFS Blended Research Mid Cap Equity Fund	331,887	994,324
MFS Blended Research Small Cap Equity Fund	144,181	555,105
MFS Blended Research Value Equity Fund	537,268	2,095,935
MFS Commodity Strategy Fund	3,054,252	—
MFS Emerging Markets Equity Fund	116,822	—
MFS Global Real Estate Fund	701,685	—
MFS Growth Fund	—	2,929,908
MFS Inflation-Adjusted Bond Fund	428,247	—
MFS Institutional Money Market Portfolio	249,333	—
MFS International Growth Fund	202,725	630,799
MFS International Intrinsic Equity Fund	310,683	939,700
MFS International New Discovery Fund	327,787	252,994
MFS Mid Cap Growth Fund	—	2,776,966
MFS Mid Cap Value Fund	345,993	1,323,487
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	189,958	354,783
MFS Research Fund	159,050	2,698,371
MFS Research International Fund	401,335	561,748
MFS Total Return Bond Fund	375,146	—
MFS Value Fund	474,293	1,741,598
	$10,210,882	$20,909,350

Notes to Financial Statements  - continued

	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$10,021,197	$1,828,492	$1,371,983	$9,216	$2,199,146	$12,686,068
MFS Blended Research Emerging Markets Equity Fund	2,182,012	394,109	777,644	115,153	920,514	2,834,144
MFS Blended Research Growth Equity Fund	11,178,984	2,731,965	2,343,739	105,996	2,489,876	14,163,082
MFS Blended Research International Equity Fund	24,363,660	3,426,597	5,532,597	624,228	7,389,369	30,271,257
MFS Blended Research Mid Cap Equity Fund	21,639,785	3,928,454	2,963,319	(26,881)	4,704,364	27,282,403
MFS Blended Research Small Cap Equity Fund	5,373,112	1,381,219	1,484,231	(8,724)	1,678,592	6,939,968
MFS Blended Research Value Equity Fund	11,874,152	3,004,858	1,743,680	9,652	1,860,402	15,005,384
MFS Commodity Strategy Fund	10,558,533	4,386,846	4,321,888	318,067	2,678,531	13,620,089
MFS Emerging Markets Equity Fund	2,185,372	389,055	580,169	56,533	750,286	2,801,077
MFS Global Real Estate Fund	10,929,549	2,832,352	1,098,133	(27,730)	989,483	13,625,521
MFS Growth Fund	11,176,195	4,317,142	2,108,966	(103,871)	985,331	14,265,831
MFS Inflation-Adjusted Bond Fund	5,474,426	1,898,855	716,437	(54,597)	12,987	6,615,234
MFS Institutional Money Market Portfolio	4,404,968	5,703,095	7,433,107	(215)	461	2,675,202
MFS International Growth Fund	7,725,370	1,948,740	791,943	(1,814)	598,110	9,478,463
MFS International Intrinsic Equity Fund	7,744,395	1,733,292	1,211,172	16,638	1,239,937	9,523,090
MFS International New Discovery Fund	8,907,219	2,062,158	999,884	(13,705)	1,030,475	10,986,263
MFS Mid Cap Growth Fund	10,971,987	4,643,152	1,365,426	(185,244)	(424,653)	13,639,816
MFS Mid Cap Value Fund	10,741,029	2,845,752	1,515,578	(44,235)	1,463,331	13,490,299
MFS New Discovery Fund	2,729,677	595,550	737,510	29,448	815,201	3,432,366
MFS New Discovery Value Fund	2,680,698	881,237	537,116	(25,341)	400,859	3,400,337
MFS Research Fund	10,029,661	3,031,791	1,181,343	(49,504)	804,811	12,635,416
MFS Research International Fund	8,833,855	2,114,921	1,389,420	30,824	1,315,370	10,905,550
MFS Total Return Bond Fund	4,374,292	2,725,258	506,030	(7,875)	793	6,586,438
MFS Value Fund	11,883,594	3,459,433	1,498,767	(18,711)	1,008,231	14,833,780
	$217,983,722	$62,264,323	$44,210,082	$747,308	$34,911,807	$271,697,078

Notes to Financial Statements  - continued

	MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$129,067	$682,018
MFS Blended Research Emerging Markets Equity Fund	60,249	5,934
MFS Blended Research Growth Equity Fund	172,614	653,760
MFS Blended Research International Equity Fund	741,206	471,829
MFS Blended Research Mid Cap Equity Fund	196,858	589,779
MFS Blended Research Small Cap Equity Fund	85,218	328,094
MFS Blended Research Value Equity Fund	318,484	1,242,441
MFS Commodity Strategy Fund	1,812,123	—
MFS Emerging Markets Equity Fund	69,391	—
MFS Global Real Estate Fund	418,103	—
MFS Growth Fund	—	1,734,536
MFS Inflation-Adjusted Bond Fund	254,487	—
MFS Institutional Money Market Portfolio	146,476	—
MFS International Growth Fund	120,554	375,117
MFS International Intrinsic Equity Fund	184,301	557,442
MFS International New Discovery Fund	195,044	150,539
MFS Mid Cap Growth Fund	—	1,659,342
MFS Mid Cap Value Fund	205,253	785,129
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	112,305	207,853
MFS Research Fund	94,485	1,602,993
MFS Research International Fund	238,397	333,683
MFS Total Return Bond Fund	222,471	—
MFS Value Fund	280,618	1,035,758
	$6,057,704	$12,416,247

Notes to Financial Statements  - continued

	MFS Lifetime 2065 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$1,513,032	$930,290	$380,118	$(14,194)	$369,789	$2,418,799
MFS Blended Research Emerging Markets Equity Fund	327,114	180,413	134,188	3,046	170,723	547,108
MFS Blended Research Growth Equity Fund	1,682,677	1,152,278	523,028	(21,428)	423,599	2,714,098
MFS Blended Research International Equity Fund	3,598,301	1,978,658	1,060,581	1,814	1,320,821	5,839,013
MFS Blended Research Mid Cap Equity Fund	3,271,180	2,064,070	859,816	(22,265)	797,132	5,250,301
MFS Blended Research Small Cap Equity Fund	817,746	529,568	295,194	(11,374)	292,303	1,333,049
MFS Blended Research Value Equity Fund	1,799,147	1,221,923	439,882	(20,715)	334,675	2,895,148
MFS Commodity Strategy Fund	1,635,045	1,170,197	677,432	40,194	502,300	2,670,304
MFS Emerging Markets Equity Fund	327,119	187,135	112,783	832	132,640	534,943
MFS Global Real Estate Fund	1,635,585	1,139,774	322,074	(24,984)	185,479	2,613,780
MFS Growth Fund	1,676,782	1,438,450	483,674	(54,959)	170,508	2,747,107
MFS Inflation-Adjusted Bond Fund	817,739	654,485	172,016	(3,959)	(2,763)	1,293,486
MFS Institutional Money Market Portfolio	639,795	2,501,753	2,615,823	(55)	84	525,754
MFS International Growth Fund	1,144,892	876,720	268,005	(13,302)	96,629	1,836,934
MFS International Intrinsic Equity Fund	1,144,879	802,131	302,193	(8,188)	205,487	1,842,116
MFS International New Discovery Fund	1,308,452	939,285	291,435	(11,043)	172,542	2,117,801
MFS Mid Cap Growth Fund	1,635,787	1,544,058	421,190	(72,315)	(53,005)	2,633,335
MFS Mid Cap Value Fund	1,635,476	1,149,852	409,498	(25,492)	255,681	2,606,019
MFS New Discovery Fund	408,931	252,557	142,570	(1,028)	141,258	659,148
MFS New Discovery Value Fund	408,853	301,562	121,116	(8,747)	71,941	652,493
MFS Research Fund	1,513,021	1,149,954	359,530	(39,761)	143,012	2,406,696
MFS Research International Fund	1,308,453	914,279	325,510	(4,964)	225,170	2,117,428
MFS Total Return Bond Fund	654,205	805,837	163,335	(2,708)	(1,418)	1,292,581
MFS Value Fund	1,799,186	1,336,721	417,271	(19,204)	179,319	2,878,751
	$32,703,397	$25,221,950	$11,298,262	$(334,799)	$6,133,906	$52,426,192

Notes to Financial Statements  - continued

	MFS Lifetime 2065 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$22,341	$118,054
MFS Blended Research Emerging Markets Equity Fund	10,452	1,029
MFS Blended Research Growth Equity Fund	29,882	113,177
MFS Blended Research International Equity Fund	127,992	81,476
MFS Blended Research Mid Cap Equity Fund	34,136	102,269
MFS Blended Research Small Cap Equity Fund	14,822	57,065
MFS Blended Research Value Equity Fund	55,102	214,960
MFS Commodity Strategy Fund	311,741	—
MFS Emerging Markets Equity Fund	12,040	—
MFS Global Real Estate Fund	73,030	—
MFS Growth Fund	—	297,998
MFS Inflation-Adjusted Bond Fund	41,733	—
MFS Institutional Money Market Portfolio	24,608	—
MFS International Growth Fund	20,931	65,128
MFS International Intrinsic Equity Fund	31,905	96,502
MFS International New Discovery Fund	33,824	26,106
MFS Mid Cap Growth Fund	—	285,878
MFS Mid Cap Value Fund	35,498	135,787
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	19,319	34,507
MFS Research Fund	16,360	277,546
MFS Research International Fund	41,252	57,740
MFS Total Return Bond Fund	38,448	—
MFS Value Fund	47,995	179,346
	$1,043,411	$2,144,568
(8) Subsequent Event
At close of business on May 22, 2026, the MFS Lifetime Income Fund with net assets of approximately $511,059,244, acquired all of  the assets and liabilities of MFS Lifetime 2025 Fund, a series MFS Series Trust XII. The purpose of the transaction was to provide shareholders of MFS Lifetime 2025 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 21,247,036 shares of the fund (valued at approximately $263,517,875) for all of the assets and liabilities of MFS Lifetime 2025 Fund. MFS Lifetime 2025 Fund then distributed the shares of the fund that MFS Lifetime Income Fund received from the fund to its shareholders. MFS Lifetime 2025 Fund’s investments on that date were valued at approximately $263,295,909 with a cost basis of approximately $229,254,074. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2025 Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on May 1, 2025, the MFS Lifetime Income Fund's pro forma results of operations for the year ended April 30, 2026, are as follows:
Net investment income	$31,996,127
Net realized and unrealized gain (loss) on investments and foreign currency	$51,494,966
Change in net assets from operations	$83,491,093
On May 27, 2026, the MFS Lifetime 2070 Fund, a new series of the trust, commenced operations.

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund and the Board of Trustees of MFS Series Trust XII
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund (collectively referred to as the “Funds”),  (ten of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolios of investments, as of April 30, 2026, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting MFS Series Trust XII) at April 30, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the MFS Series Trust XII	Statement of operations	Statements of changes in net assets	Financial Highlights
MFS Lifetime Income Fund
MFS Lifetime 2025 Fund
MFS Lifetime 2030 Fund
MFS Lifetime 2035 Fund
MFS Lifetime 2040 Fund
MFS Lifetime 2045 Fund
MFS Lifetime 2050 Fund
MFS Lifetime 2055 Fund
MFS Lifetime 2060 Fund
	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the five years in the period ended April 30, 2026
MFS Lifetime 2065 Fund	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the four years in the period ended April 30, 2026 and the period from September 1, 2021 (commencement of operations) through April 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 12, 2026

Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The funds below designated the following amounts as capital gain dividends paid during the fiscal year:
Capital Gains
MFS Lifetime Income Fund	$13,697,000
MFS Lifetime 2025 Fund	$13,102,000
MFS Lifetime 2030 Fund	$42,270,000
MFS Lifetime 2035 Fund	$31,085,000
MFS Lifetime 2040 Fund	$44,474,000
MFS Lifetime 2045 Fund	$31,122,000
MFS Lifetime 2050 Fund	$34,617,000
MFS Lifetime 2055 Fund	$21,232,000
MFS Lifetime 2060 Fund	$11,633,000
MFS Lifetime 2065 Fund	$1,570,000
For corporate shareholders, the percentages of the ordinary income dividends paid during the prior calendar year that qualify for the corporate dividends received deduction are as follows:
Dividends Received Deductions
MFS Lifetime Income Fund	4.66%
MFS Lifetime 2025 Fund	4.32%
MFS Lifetime 2030 Fund	7.09%
MFS Lifetime 2035 Fund	10.70%
MFS Lifetime 2040 Fund	16.25%
MFS Lifetime 2045 Fund	18.00%
MFS Lifetime 2050 Fund	20.23%
MFS Lifetime 2055 Fund	20.39%
MFS Lifetime 2060 Fund	19.85%
MFS Lifetime 2065 Fund	21.19%
The funds designate the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Core Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Bond Fund
Portfolio of Investments − 4/30/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.4%
Asset-Backed & Securitized – 21.3%
Acres PLC, 2026-FL4, “A”, 5.111%, 8/18/2044 (n)	$171,000	$171,161
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	3,103	3,104
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	20,961	20,982
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	74,316	74,489
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	68,490	68,870
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	40,075	40,065
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	44,613	44,445
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.411% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	100,000	100,156
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.404% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	158,000	158,295
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	18,153	18,240
AutoNation Finance Trust, 2026-1A, “A2”, 3.95%, 1/11/2029 (n)	38,000	37,983
Bain Capital Credit CLO Ltd., 2020-3A, “BR3”, FLR, 5.116% (SOFR - 3mo. + 1.45%), 10/23/2034 (n)	200,000	199,998
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.525% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	250,000	250,215
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	74,140	75,572
BDS 2025-FL16 Ltd., “A”, FLR, 5.061% (SOFR - 1mo. + 1.4%), 6/19/2043 (n)	136,617	136,898
BDS 2026-FL17 LLC, “A”, FLR, 5% (SOFR - 1mo. + 1.35%), 5/19/2043 (n)(w)	181,738	181,738
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,226
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	72,019	73,329
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	56,013	56,846
BX Commercial Mortgage Trust, 2026-LP3, “A”, FLR, 5.03% (SOFR - 1mo. + 1.38%), 4/15/2043 (n)	100,000	100,219
BX Trust, 2025-BCAT, “A”, FLR, 5.035% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	94,286	94,375
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	16,454	16,464
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	65,301	65,298
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	151,404
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	11,168	11,246
CPS Auto Receivables Trust, 2026-B, “A”, 4.35%, 2/15/2030 (n)	100,000	99,996
Dell Equipment Finance Trust, 2026-1A, “A2”, 4.24%, 7/24/2028 (n)	100,000	100,008
Dryden Senior Loan Fund CLO Ltd., 2019-68A, “BRR”, FLR, 5.223% (SOFR - 3mo. + 1.55%), 7/15/2035 (n)	250,000	250,017
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.28% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	250,000	250,077
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “AR3”, FLR, 4.763% (SOFR - 3mo. + 1.09%), 10/15/2037 (n)	250,000	249,687
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.323% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	91,000	91,228
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	100,000	100,062
Empire District Bondco LLC, 4.943%, 1/01/2033	33,218	33,560
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	25,270	25,322
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	77,000	76,928
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.793% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	100,000	100,971
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	70,823	70,969
KREF 2018-FT1 Ltd., “A”, FLR, 4.852% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	11,324	11,323
MF1 2021-FL7 Ltd., “AS”, FLR, 5.225% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	249,806
MF1 2022-FL8 Ltd., “B”, FLR, 5.607% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	100,023
MF1 2024-FL15 LLC, “AS”, FLR, 5.701% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	100,000	100,399
MF1 2024-FL16 LLC, “A”, FLR, 5.202% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	154,790	154,939
MF1 2025-FL19 LLC, “A”, FLR, 5.149% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	100,000	100,187
MF1 2025-FL20 LLC, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	164,000	164,566
MF1 2026-FL21 LLC, “AS”, FLR, 5.211% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	100,000	100,050
MF1 2026-FL22 LLC, “AS”, FLR, 5.26% (SOFR - 1mo. + 1.6%), 11/18/2043 (n)(w)	170,819	170,819
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	95,211	94,540
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM10, “A1LC”, 5.241%, 11/25/2070 (n)	100,000	99,776
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	169,165	179,574
MCBFS-ANN
1

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MTN Commercial Mortgage Trust, 2026-LPFX, 5.153%, 5/15/2043 (n)(w)	$100,000	$100,470
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	51,301	51,680
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	62,108	62,239
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	6,139	6,145
Palmer Square Loan Funding 2024-3A Ltd., “A2R”, FLR, 4.81% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	249,727
PFP III 2024-11 Ltd., “11A”, FLR, 5.493% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	71,828	71,883
PFP III 2025-12 Ltd., “AS”, FLR, 5.403% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	115,500	115,505
PLYM Commercial Mortgage Trust, 2026-IND, “A”, FLR, 4.905% (SOFR - 1mo. + 1.25%), 3/15/2043 (n)	100,000	99,906
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.795% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	117,288	117,666
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.108% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	100,000	99,997
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	80,451	80,447
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	56,000	55,976
Shackleton 2019-14A CLO Ltd., “CRR”, FLR, 5.575% (SOFR - 3mo. + 1.9%), 7/20/2034 (n)	250,000	248,611
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	39,974	40,039
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 5.111% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	183,045	183,086
Venture CLO 43 Ltd., 2021-43A, “BRR”, FLR, 5.173% (SOFR - 3mo. + 1.5%), 4/15/2034 (n)	150,000	149,729
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	68,079	68,284
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	92,829	92,606
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	21,644	21,799
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	172,253
		$7,225,493
Auto & Auto Components – 0.5%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$200,000	$171,116
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$160,000	$167,927
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	35,000	35,015
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	93,945
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	63,000	62,125
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	42,805
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,511
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	170,945
		$584,273
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$103,399
Business Services – 1.1%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$80,507
Equinix, Inc., 2.5%, 5/15/2031	69,000	61,856
Fiserv, Inc., 2.65%, 6/01/2030	88,000	80,508
Global Payments, Inc., 2.9%, 11/15/2031	77,000	67,747
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	72,697
		$363,315
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$69,716
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	65,684
		$135,400
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$60,401
2

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$148,781
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	79,000
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	77,101
		$304,882
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$130,888
Energy - Independent – 0.3%
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	$102,000	$103,200
Energy - Integrated – 0.6%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$208,000	$212,932
Food & Beverages – 1.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$151,876
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	123,000	154,064
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	186,733
Mars, Inc., 5.2%, 3/01/2035 (n)	81,000	81,723
		$574,396
Global Systemically Important Banks – 5.8%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$269,047
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	148,218
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	155,032
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	160,272
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	86,777
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	73,964
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	67,192
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	62,635
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	78,014
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	200,000	204,914
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	130,204
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	90,239
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	114,569
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	176,514
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	149,143
		$1,966,734
Insurance – 0.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$77,088
Corebridge Financial, Inc., 5.75%, 1/15/2034	95,000	97,791
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	145,330
		$320,209
Insurance - Health – 0.6%
Humana, Inc., 5.875%, 3/01/2033	$112,000	$114,885
UnitedHealth Group, Inc., 5%, 4/15/2034	78,000	78,102
		$192,987
3

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.9%
Aon Corp., 4.5%, 12/15/2028	$61,000	$61,197
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	79,703
Brown & Brown, Inc., 5.55%, 6/23/2035	19,000	18,938
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	87,585
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035	72,000	73,705
		$321,128
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$204,209
Media – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$55,807
Medical & Health Technology & Services – 0.8%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$75,981
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	185,130
		$261,111
Metals & Mining – 0.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$206,250
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	79,196
		$285,446
Midstream – 2.0%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$167,000	$152,710
Energy Transfer LP, 5.35%, 1/15/2036	136,000	135,202
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	167,633
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	74,915
Targa Resources Corp., 6.125%, 3/15/2033	138,000	145,977
		$676,437
Mortgage-Backed – 22.4%
Fannie Mae, 4.645%, 2/25/2045 (n)	$24,427	$24,466
Fannie Mae, 3.5%, 3/01/2046	24,294	22,602
Fannie Mae, 3%, 8/01/2046	24,966	22,516
Fannie Mae, 5.545%, 11/25/2053	46,021	47,316
Fannie Mae, UMBS, 4.5%, 10/01/2037 - 9/01/2052	263,881	260,042
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 1/01/2055	118,967	119,884
Fannie Mae, UMBS, 2%, 7/01/2042 - 2/01/2052	484,620	404,486
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	292,207	257,193
Fannie Mae, UMBS, 3.5%, 7/01/2043	33,170	31,117
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	134,412	126,932
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 5/01/2052	1,029,103	869,330
Fannie Mae, UMBS, 1.5%, 6/01/2051	76,195	58,586
Fannie Mae, UMBS, 6%, 11/01/2052 - 11/01/2054	140,061	143,936
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2055	444,865	439,355
Fannie Mae, UMBS, 6.5%, 9/01/2054	145,469	150,845
Freddie Mac, 2.57%, 7/25/2026	49,263	49,039
Freddie Mac, 3.117%, 6/25/2027	98,794	97,845
Freddie Mac, 4.845%, 9/25/2053	75,979	76,789
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	373,298	333,463
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 3/01/2048	113,315	105,638
Freddie Mac, UMBS, 1.5%, 3/01/2051	34,002	26,204
4

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2.5%, 1/01/2052 - 6/01/2052	$78,067	$65,677
Freddie Mac, UMBS, 4%, 7/01/2052	172,550	162,655
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 10/01/2055	287,218	276,868
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	189,251	192,123
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,400	25,316
Freddie Mac, UMBS, 5%, 11/01/2053	83,928	82,937
Freddie Mac, UMBS, 6%, 3/01/2054	46,367	47,320
Ginnie Mae, 3.875%, 9/20/2041	19,505	18,949
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	281,351	251,061
Ginnie Mae, 2%, 2/20/2052 - 6/20/2052	300,666	247,482
Ginnie Mae, 2.5%, 2/20/2052 - 4/20/2052	410,992	352,380
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	113,424	106,998
Ginnie Mae, 4.5%, 9/20/2052 - 5/20/2053	284,250	276,235
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	204,161	203,526
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2055	223,705	226,509
Ginnie Mae, 4.37%, 2/20/2056	97,392	97,378
Ginnie Mae, 4.49%, 9/20/2065	43,937	44,128
Ginnie Mae, 4.44%, 2/20/2066	47,981	47,940
UMBS, TBA, 3.5%, 9/01/2052	425,000	386,808
UMBS, TBA, 2%, 5/25/2056	250,000	199,973
UMBS, TBA, 2.5%, 5/25/2056	75,000	62,790
UMBS, TBA, 3%, 5/25/2056	175,000	153,176
UMBS, TBA, 4%, 5/25/2056	200,000	187,539
UMBS, TBA, 6%, 5/25/2056	225,000	229,687
		$7,613,039
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$95,000	$98,032
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	60,000	61,317
		$159,349
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$70,602
Network & Telecom – 1.4%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$400,000	$406,991
Verizon Communications, Inc., 2.55%, 3/21/2031	57,000	51,840
		$458,831
Non-Global Systemically Important Banks – 1.3%
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	$160,000	$154,277
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	148,000	143,606
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	151,520
		$449,403
Pollution Control – 0.5%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$180,919
Real Estate - Storage & Office – 0.7%
Boston Properties LP, REIT, 5.75%, 1/15/2035	$227,000	$228,048
Refining – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$71,348
5

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 0.9%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$58,490
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	65,000	65,607
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	92,309
Genuine Parts Co., 2.75%, 2/01/2032	115,000	100,138
		$316,544
Software – 0.9%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$20,887
Oracle Corp., 5.2%, 9/26/2035	88,000	81,996
Roper Technologies, Inc., 2%, 6/30/2030	89,000	79,711
Salesforce, Inc., 5.2%, 3/15/2033	52,000	51,907
Salesforce, Inc., 5.55%, 3/15/2036	52,000	51,856
Salesforce, Inc., 6.4%, 3/15/2046	35,000	34,982
		$321,339
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$78,110
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	136,423
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	66,234
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	66,513
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	20,622
		$367,902
Tobacco – 0.9%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$158,056
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,289
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,408
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	53,107
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	50,520
		$298,380
Transportation & Logistics – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$40,958
Travel, Gaming, & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$64,511
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	62,695
Marriott International, Inc., 4.625%, 6/15/2030	108,000	107,833
		$235,039
U.S. Treasury Obligations – 23.7%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,263,000	$914,195
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	140,379
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	97,914
U.S. Treasury Bonds, 4.5%, 2/15/2044	980,000	928,627
U.S. Treasury Bonds, 4.875%, 8/15/2045	100,000	98,766
U.S. Treasury Bonds, 4.625%, 11/15/2045	325,000	310,527
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	900,000	535,359
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	325,041
U.S. Treasury Bonds, 4.75%, 11/15/2053	80,000	76,819
U.S. Treasury Bonds, 4.25%, 2/15/2054	520,000	459,916
U.S. Treasury Bonds, 4.5%, 11/15/2054	410,000	378,209
U.S. Treasury Notes, 4.5%, 4/15/2027	550,000	553,760
6

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.5%, 9/30/2027	$600,000	$597,023
U.S. Treasury Notes, 4.125%, 7/31/2028	300,000	301,477
U.S. Treasury Notes, 4.25%, 6/30/2029	1,445,000	1,458,716
U.S. Treasury Notes, 3.875%, 7/31/2030	450,000	447,943
U.S. Treasury Notes, 3.625%, 8/31/2030	200,000	196,992
U.S. Treasury Notes, 4%, 11/15/2035	225,000	218,356
		$8,040,019
Utilities – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$45,362
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	119,504
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	115,357
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	79,614
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	104,436
		$464,273
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$158,361
Total Bonds (Identified Cost, $34,094,328)		$33,728,117
Mutual Funds (h) – 4.8%
Money Market Funds – 4.8%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $1,630,467)	1,630,450	$1,630,613
Other Assets, Less Liabilities – (4.2)%		(1,441,019)
Net Assets – 100.0%		$33,917,711

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,630,613 and
$33,728,117, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,365,793, representing 27.6% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

7

MFS Core Bond Fund
Portfolio of Investments – continued
Derivative Contracts at 4/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	16	$3,314,000	June – 2026	$(24,878)
U.S. Treasury Note 5 yr	Long	USD	15	1,617,539	June – 2026	(25,248)
U.S. Treasury Ultra Bond 30 yr	Long	USD	6	690,188	June – 2026	(29,039)
						$(79,165)
At April 30, 2026, the fund had liquid securities collateral with an aggregate value of $75,545 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

MFS Core Bond Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $34,094,328)	$33,728,117
Investments in affiliated issuers, at value (identified cost, $1,630,467)	1,630,613
Receivables for
Net daily variation margin on open futures contracts	5,330
Investments sold	5,143
Fund shares sold	85
Interest and dividends	243,386
Receivable from investment adviser	62,207
Other assets	30,148
Total assets	$35,705,029
Liabilities
Payable to custodian	$15,521
Payables for
Distributions	118
When-issued investments purchased	452,729
TBA purchase commitments	1,231,178
Fund shares reacquired	899
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	1,335
Distribution and service fees	124
Payable for independent Trustees' compensation	15
Accrued expenses and other liabilities	85,305
Total liabilities	$1,787,318
Net assets	$33,917,711
Net assets consist of
Paid-in capital	$35,056,281
Total distributable earnings (loss)	(1,138,570)
Net assets	$33,917,711
Shares of beneficial interest outstanding	3,540,836

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,344,541	453,846	$9.57
Class C	1,059,972	110,803	9.57
Class I	203,529	21,235	9.58
Class R1	66,034	6,895	9.58
Class R2	55,949	5,840	9.58
Class R3	88,048	9,191	9.58
Class R4	57,037	5,954	9.58
Class R6	28,042,601	2,927,072	9.58

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.99 [100 / 95.75 x $9.57]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
9

MFS Core Bond Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/26 Net investment income (loss)
Income
Interest	$1,513,893
Dividends from affiliated issuers	65,894
Other	278
Total investment income	$1,580,065
Expenses
Management fee	$108,400
Distribution and service fees	22,635
Shareholder servicing costs	9,610
Administrative services fee	17,500
Independent Trustees' compensation	3,028
Custodian fee	16,952
Shareholder communications	9,483
Audit and tax fees	79,534
Legal fees	569
Registration fees	155,936
Miscellaneous	41,211
Total expenses	$464,858
Fees paid indirectly	(111)
Reduction of expenses by investment adviser	(330,160)
Net expenses	$134,587
Net investment income (loss)	$1,445,478
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$96,879
Affiliated issuers	133
Futures contracts	18,989
Net realized gain (loss)	$116,001
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(84,217)
Affiliated issuers	146
Futures contracts	(107,562)
Net unrealized gain (loss)	$(191,633)
Net realized and unrealized gain (loss)	$(75,632)
Change in net assets from operations	$1,369,846
See Notes to Financial Statements
10

MFS Core Bond Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/26	4/30/25
Change in net assets
From operations
Net investment income (loss)	$1,445,478	$1,374,610
Net realized gain (loss)	116,001	(60,946)
Net unrealized gain (loss)	(191,633)	1,020,674
Change in net assets from operations	$1,369,846	$2,334,338
Total distributions to shareholders	$(1,540,052)	$(1,440,208)
Change in net assets from fund share transactions	$1,998,618	$1,996,029
Total change in net assets	$1,828,412	$2,890,159
Net assets
At beginning of period	32,089,299	29,199,140
At end of period	$33,917,711	$32,089,299
See Notes to Financial Statements
11

MFS Core Bond Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.62	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.41	$0.41	$0.32
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.51)	(0.15)
Total from investment operations	$0.38	$0.72	$(0.10)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.43)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.57	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	3.97	7.80	(1.00)	1.75 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.51	1.27	1.59 (a)
Expenses after expense reductions (f)	0.61	0.61	0.61	0.60 (a)
Net investment income (loss)	4.12	4.24	4.31	3.85 (a)
Portfolio turnover rate	110	139	100	129 (n)
Net assets at end of period (000 omitted)	$4,345	$3,417	$2,643	$947
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

Class C	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.61	$9.32	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.34	$0.34	$0.26
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.51)	(0.16)
Total from investment operations	$0.31	$0.65	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.36)	$(0.36)	$(0.25)
Net asset value, end of period (x)	$9.57	$9.61	$9.32	$9.85
Total return (%) (r)(s)(t)(x)	3.29	7.01	(1.71)	1.06 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.34	2.26	2.02	3.12 (a)
Expenses after expense reductions (f)	1.36	1.36	1.37	1.35 (a)
Net investment income (loss)	3.38	3.49	3.56	3.12 (a)
Portfolio turnover rate	110	139	100	129 (n)
Net assets at end of period (000 omitted)	$1,060	$1,185	$1,051	$391
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

See Notes to Financial Statements
12

MFS Core Bond Fund
Financial Highlights - continued
Class I	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.63	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.43	$0.44	$0.35
Net realized and unrealized gain (loss)	(0.02)	0.32	(0.51)	(0.16)
Total from investment operations	$0.40	$0.75	$(0.07)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.58	$9.63	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	4.22	8.17	(0.76)	1.95 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	1.26	1.03	1.36 (a)
Expenses after expense reductions (f)	0.36	0.36	0.36	0.35 (a)
Net investment income (loss)	4.37	4.50	4.56	4.19 (a)
Portfolio turnover rate	110	139	100	129 (n)
Net assets at end of period (000 omitted)	$204	$328	$466	$445
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

Class R1	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.62	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.34	$0.34	$0.25
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.51)	(0.15)
Total from investment operations	$0.31	$0.65	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.36)	$(0.36)	$(0.24)
Net asset value, end of period (x)	$9.58	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	3.30	6.99	(1.74)	1.09 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.35	2.25	2.03	2.20 (a)
Expenses after expense reductions (f)	1.36	1.36	1.36	1.35 (a)
Net investment income (loss)	3.38	3.49	3.56	2.97 (a)
Portfolio turnover rate	110	139	100	129 (n)
Net assets at end of period (000 omitted)	$66	$64	$60	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

See Notes to Financial Statements
13

MFS Core Bond Fund
Financial Highlights - continued
Class R2	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.62	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.38	$0.39	$0.29
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.50)	(0.14)
Total from investment operations	$0.36	$0.69	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.41)	$(0.41)	$(0.29)
Net asset value, end of period (x)	$9.58	$9.62	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	3.81	7.41	(1.15)	1.52 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	1.76	1.53	1.70 (a)
Expenses after expense reductions (f)	0.86	0.86	0.86	0.85 (a)
Net investment income (loss)	3.88	3.99	4.06	3.47 (a)
Portfolio turnover rate	110	139	100	129 (n)
Net assets at end of period (000 omitted)	$56	$54	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

Class R3	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.62	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.41	$0.41	$0.31
Net realized and unrealized gain (loss)	(0.01)	0.30	(0.50)	(0.14)
Total from investment operations	$0.39	$0.71	$(0.09)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.43)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.58	$9.62	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	4.07	7.68	(0.90)	1.74 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.51	1.28	1.45 (a)
Expenses after expense reductions (f)	0.61	0.62	0.61	0.60 (a)
Net investment income (loss)	4.13	4.23	4.31	3.71 (a)
Portfolio turnover rate	110	139	100	129 (n)
Net assets at end of period (000 omitted)	$88	$78	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

See Notes to Financial Statements
14

MFS Core Bond Fund
Financial Highlights - continued
Class R4	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.63	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.43	$0.44	$0.33
Net realized and unrealized gain (loss)	(0.02)	0.31	(0.50)	(0.14)
Total from investment operations	$0.40	$0.74	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.58	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	4.22	8.06	(0.65)	1.95 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	1.26	1.03	1.20 (a)
Expenses after expense reductions (f)	0.36	0.37	0.36	0.35 (a)
Net investment income (loss)	4.38	4.49	4.56	3.96 (a)
Portfolio turnover rate	110	139	100	129 (n)
Net assets at end of period (000 omitted)	$57	$55	$51	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

Class R6	Year ended
	4/30/26	4/30/25	4/30/24	4/30/23 (c)
Net asset value, beginning of period	$9.63	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.44	$0.44	$0.34
Net realized and unrealized gain (loss)	(0.03)	0.31	(0.50)	(0.15)
Total from investment operations	$0.40	$0.75	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.46)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.58	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	4.25	8.10	(0.62)	1.97 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	1.22	1.00	1.18 (a)
Expenses after expense reductions (f)	0.33	0.33	0.33	0.33 (a)
Net investment income (loss)	4.41	4.52	4.59	3.99 (a)
Portfolio turnover rate	110	139	100	129 (n)
Net assets at end of period (000 omitted)	$28,043	$26,910	$24,828	$24,992
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	35	40	53	N/A

See Notes to Financial Statements
15

MFS Core Bond Fund
Financial Highlights - continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending April 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
16

MFS Core Bond Fund
Notes to Financial Statements
(1) Business and Organization
MFS Core Bond Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
17

MFS Core Bond Fund
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$8,040,019	$—	$8,040,019
Municipal Bonds	—	159,349	—	159,349
U.S. Corporate Bonds	—	7,158,803	—	7,158,803
Residential Mortgage-Backed Securities	—	8,673,441	—	8,673,441
Commercial Mortgage-Backed Securities	—	1,388,568	—	1,388,568
Asset-Backed Securities (including CDOs)	—	4,776,523	—	4,776,523
Foreign Bonds	—	3,531,414	—	3,531,414
Investment Companies	1,630,613	—	—	1,630,613
Total	$1,630,613	$33,728,117	$—	$35,358,730

Other Financial Instruments
Futures Contracts – Liabilities	$(79,165)	$—	$—	$(79,165)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Statement of Assets and Liabilities:
18

MFS Core Bond Fund
Notes to Financial Statements  - continued
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(79,165)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$18,989
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(107,562)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
19

MFS Core Bond Fund
Notes to Financial Statements  - continued
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the
20

MFS Core Bond Fund
Notes to Financial Statements  - continued
non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/26	Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$1,540,052	$1,440,208
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$35,653,447
Gross appreciation	274,798
Gross depreciation	(648,680)
Net unrealized appreciation (depreciation)	$(373,882)
Undistributed ordinary income	152,767
Capital loss carryforwards	(797,441)
Other temporary differences	(120,014)
Total distributable earnings (loss)	$(1,138,570)
As of April 30, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(265,129)
Long-Term	(532,312)
Total	$(797,441)
21

MFS Core Bond Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/26	Year ended 4/30/25
Class A	$175,134	$134,260
Class C	42,432	41,571
Class I	15,546	13,027
Class R1	2,396	2,325
Class R2	2,300	2,218
Class R3	3,678	3,029
Class R4	2,618	2,511
Class R6	1,295,948	1,241,267
Total	$1,540,052	$1,440,208
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.325%
In excess of $1 billion and up to $2.5 billion	0.31%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2027. For the year ended April 30, 2026, this management fee reduction amounted to $4,598, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.31% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. For the year ended April 30, 2026, this reduction amounted to $325,562, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $293 for the year ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
22

MFS Core Bond Fund
Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$9,848
Class C	0.75%	0.25%	1.00%	1.00%	11,650
Class R1	0.75%	0.25%	1.00%	1.00%	653
Class R2	0.25%	0.25%	0.50%	0.50%	276
Class R3	—	0.25%	0.25%	0.25%	208
Total Distribution and Service Fees					$22,635
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2026, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2026, were as follows:
Amount
Class A	$—
Class C	17
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2026, the fee was $5,587, which equated to 0.0168% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,023.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2026 was equivalent to an annual effective rate of 0.0525% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 21,820 shares of Class A for an aggregate amount of $214,710.
At April 30, 2026, MFS held approximately 64% of the outstanding shares of Class R3, and approximately 100% of the outstanding shares of Class R1, Class R2, Class R4 and Class R6.
23

MFS Core Bond Fund
Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended April 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$31,058,970	$32,157,646
Non-U.S. Government securities	6,760,916	3,925,356
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/26		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	140,288	$1,362,219	179,547	$1,734,477
Class C	13,390	129,114	23,433	225,289
Class I	22,159	214,594	26,215	254,510
Class R3	703	6,808	2,406	23,891
Class R6	2,204	21,422	8,832	85,375
	178,744	$1,734,157	240,433	$2,323,542
Shares issued to shareholders in reinvestment of distributions
Class A	18,028	$174,206	13,852	$133,375
Class C	4,235	40,882	4,222	40,627
Class I	1,606	15,546	1,357	13,027
Class R1	248	2,396	241	2,325
Class R2	238	2,300	230	2,218
Class R3	380	3,678	314	3,029
Class R4	271	2,618	261	2,511
Class R6	134,020	1,295,948	128,777	1,241,267
	159,026	$1,537,574	149,254	$1,438,379
Shares reacquired
Class A	(59,680)	$(579,381)	(121,393)	$(1,170,436)
Class C	(30,077)	(291,307)	(17,158)	(165,549)
Class I	(36,541)	(354,428)	(43,462)	(418,702)
Class R3	(6)	(56)	(3)	(26)
Class R6	(4,943)	(47,941)	(1,169)	(11,179)
	(131,247)	$(1,273,113)	(183,185)	$(1,765,892)
Net change
Class A	98,636	$957,044	72,006	$697,416
Class C	(12,452)	(121,311)	10,497	100,367
Class I	(12,776)	(124,288)	(15,890)	(151,165)
Class R1	248	2,396	241	2,325
Class R2	238	2,300	230	2,218
Class R3	1,077	10,430	2,717	26,894
Class R4	271	2,618	261	2,511
Class R6	131,281	1,269,429	136,440	1,315,463
	206,523	$1,998,618	206,502	$1,996,029
24

MFS Core Bond Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2026, the fund’s commitment fee and interest expense were $160 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,287,229	$10,602,431	$10,259,326	$133	$146	$1,630,613

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$65,894	$—
25

MFS Core Bond Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of MFS Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Core Bond Fund (the “Fund”) (one of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolio of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from June 22, 2022 (commencement of operations) through April 30, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XII) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from June 22, 2022 (commencement of operations) through April 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 12, 2026
26

MFS Core Bond Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
27

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
28

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 12, 2026

*  Print name and title of each signing officer under his or her signature.